UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

Item 1. Reports to Stockholders

Semiannual report Delaware Diversified Income Fund April 30, 2013 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Diversified Income Fund at delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Diversified Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocation	3
Statement of net assets	5
Statement of assets and liabilities	59
Statement of operations	60
Statements of changes in net assets	62
Financial highlights	64
Notes to financial statements	74
About the organization	93

Unless otherwise noted, views expressed herein are current as of April 30, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from November 1, 2012 to April 30, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2012 to April 30, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Diversified Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/12	4/30/13	Expense Ratio	11/1/12 to 4/30/13*
Actual Fund return†
Class A	$1,000.00	$1,021.60	0.90%	$4.51
Class B	1,000.00	1,017.80	1.65%	8.26
Class C	1,000.00	1,017.80	1.65%	8.26
Class R	1,000.00	1,020.30	1.15%	5.76
Institutional Class	1,000.00	1,022.90	0.65%	3.26
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.33	0.90%	$4.51
Class B	1,000.00	1,016.61	1.65%	8.25
Class C	1,000.00	1,016.61	1.65%	8.25
Class R	1,000.00	1,019.09	1.15%	5.76
Institutional Class	1,000.00	1,021.57	0.65%	3.26

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type/sector allocation
Delaware Diversified Income Fund	As of April 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Agency Asset-Backed Securities	0.01%
Agency Collateralized Mortgage Obligations	1.66%
Agency Mortgage-Backed Securities	15.25%
Commercial Mortgage-Backed Securities	4.29%
Convertible Bonds	3.21%
Corporate Bonds	51.00%
Automotive	0.59%
Banking	6.24%
Basic Industry	4.16%
Brokerage	0.56%
Capital Goods	1.06%
Communications	7.18%
Consumer Cyclical	3.25%
Consumer Non-Cyclical	4.41%
Electric	3.76%
Energy	5.27%
Finance Companies	1.98%
Healthcare	0.95%
Insurance	2.37%
Natural Gas	2.93%
Real Estate	1.87%
Services	1.33%
Technology	1.90%
Transportation	0.88%
Utilities	0.31%
Municipal Bond	0.00%
Non-Agency Asset-Backed Securities	1.50%
Non-Agency Collateralized Mortgage Obligations	0.37%
Regional Bonds	1.69%
Senior Secured Loans	7.15%
Sovereign Bonds	8.33%
Supranational Banks	0.51%

Security type/sector allocation
Delaware Diversified Income Fund

Security type/sector	Percentage of net assets
U.S. Treasury Obligations	3.06%
Common Stock	0.00%
Convertible Preferred Stock	0.81%
Preferred Stock	0.66%
Short-Term Investments	11.54%
Securities Lending Collateral	1.93%
Total Value of Securities	112.97%
Obligation to Return Securities Lending Collateral	(1.99%)
Other Liabilities Net of Receivables and Other Assets	(10.98%)
Total Net Assets	100.00%

Statement of net assets
Delaware Diversified Income Fund	April 30, 2013 (Unaudited)

	Principal amount°		Value (U.S. $)
Agency Asset-Backed Securities – 0.01%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33	USD	905,347	$972,099
Fannie Mae Whole Loan
Series 2001-W2 6.473% 10/25/31		1,903	1,988
•Series 2002-W11 AV1 0.54% 11/25/32		13,324	12,337
Total Agency Asset-Backed Securities
(cost $882,939)			986,424

Agency Collateralized Mortgage Obligations – 1.66%
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39		19,571	22,072
Series 2002-T4 A3 7.50% 12/25/41		196,545	227,272
Series 2002-T19 A1 6.50% 7/25/42		138,527	167,639
Series 2004-T1 1A2 6.50% 1/25/44		66,523	79,734
Fannie Mae Interest Strip
Series 265 2 9.00% 3/1/24		9,428	11,075
Fannie Mae REMICS
Series 1990-92 C 7.00% 8/25/20		1,142	1,282
Series 1996-46 ZA 7.50% 11/25/26		214,747	250,465
Series 2001-50 BA 7.00% 10/25/41		102,200	120,372
Series 2002-83 GH 5.00% 12/25/17		259,956	277,531
Series 2002-90 A2 6.50% 11/25/42		279,267	324,724
Series 2003-26 AT 5.00% 11/25/32		7,269,737	7,594,621
Series 2003-38 MP 5.50% 5/25/23		3,664,452	4,061,155
Series 2003-106 WE 4.50% 11/25/22		5,436,363	5,594,659
Series 2003-122 AJ 4.50% 2/25/28		52,429	52,632
Series 2005-110 MB 5.50% 9/25/35		1,773,753	1,948,288
Series 2009-94 AC 5.00% 11/25/39		5,995,610	6,763,564
Series 2010-41 PN 4.50% 4/25/40		7,623,413	8,663,910
Series 2010-75 NA 4.00% 9/25/28		809,845	834,640
Series 2010-96 DC 4.00% 9/25/25		14,795,000	16,109,551
✗•Series 2012-122 SD 5.90% 11/25/42		11,529,684	3,196,038
✗•Series 2012-124 SD 5.95% 11/25/42		17,632,248	4,958,736
✗Series 2013-26 ID 3.00% 4/25/33		15,450,520	2,263,642
✗Series 2013-31 MI 3.00% 4/25/33		4,901,375	708,762
✗Series 2013-38 AI 3.00% 4/25/33		15,898,252	2,215,498
✗Series 2013-44 DI 3.00% 5/25/33		45,579,333	6,580,516

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
	Fannie Mae Whole Loan
	•Series 2002-W1 2A 6.861% 2/25/42	USD	19,907	$23,325
	•Series 2002-W6 2A 7.037% 6/25/42		39,479	47,751
	•Series 2003-W1 2A 6.862% 12/25/42		19,886	23,916
	Series 2003-W10 1A4 4.505% 6/25/43		30,752	34,026
	Series 2003-W15 2A7 5.55% 8/25/43		14,400	16,008
	Series 2004-W11 1A2 6.50% 5/25/44		409,412	481,203
	Freddie Mac REMICS
	Series 1730 Z 7.00% 5/15/24		255,494	294,332
	Series 2326 ZQ 6.50% 6/15/31		678,075	778,247
	Series 2557 WE 5.00% 1/15/18		3,131,261	3,344,640
	Series 2598 QD 5.50% 4/15/32		189,791	192,963
	Series 2621 QH 5.00% 5/15/33		35,000	38,751
	Series 2622 PE 4.50% 5/15/18		4,780,017	5,062,569
	Series 2624 QH 5.00% 6/15/33		40,000	44,118
	Series 2687 PG 5.50% 3/15/32		277,153	279,732
	Series 2717 MH 4.50% 12/15/18		82,085	87,220
	Series 2762 LG 5.00% 9/15/32		3,340,688	3,410,548
	Series 2809 DC 4.50% 6/15/19		1,691,615	1,792,347
	Series 3123 HT 5.00% 3/15/26		50,000	55,886
	Series 3131 MC 5.50% 4/15/33		717,947	725,929
	Series 3150 EQ 5.00% 5/15/26		45,000	51,094
	Series 3171 MG 6.00% 8/15/34		1,724,541	1,761,694
	Series 3173 PE 6.00% 4/15/35		592,024	612,840
	Series 3416 GK 4.00% 7/15/22		126,212	129,659
	Series 3656 PM 5.00% 4/15/40		11,118,918	12,430,372
	Series 4065 DE 3.00% 6/15/32		1,626,000	1,764,236
	✗•Series 4148 SA 5.901% 12/15/42		19,022,059	5,288,907
	✗Series 4185 LI 3.00% 3/15/33		11,384,285	1,635,350
	✗Series 4191 CI 3.00% 4/15/33		4,665,000	664,763
•	Freddie Mac Strip Series 19 F 1.06% 6/1/28		6,213	5,919
t	Freddie Mac Structured Pass Through Securities
	Series T-42 A5 7.50% 2/25/42		113,230	135,889
	Series T-54 2A 6.50% 2/25/43		30,803	37,253
	Series T-58 2A 6.50% 9/25/43		689,495	806,462
	•Series T-60 1A4C 4.959% 3/25/44		6,946	7,041
	GNMA Series 2010-113 KE 4.50% 9/20/40		20,392,264	23,495,865
	NCUA Guaranteed Notes
	Series 2010-C1 A2 2.90% 10/29/20		9,280,000	9,916,701

		Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
•	Vendee Mortgage Trust
	Series 2000-1 1A 6.558% 1/15/30	USD	7,916	$9,493
Total Agency Collateralized Mortgage
	Obligations (cost $142,877,784)			148,515,427

Agency Mortgage-Backed Securities – 15.25%
	Fannie Mae
	4.50% 5/1/41		5,971,445	6,259,229
	6.50% 8/1/17		106,189	117,524
	7.00% 11/15/16		28,371	28,826
•	Fannie Mae ARM
	2.022% 11/1/24		2,894	3,060
	2.034% 7/1/33		84,804	89,068
	2.234% 1/1/36		103,725	109,554
	2.291% 12/1/33		4,448	4,680
	2.397% 6/1/34		108,200	114,655
	2.402% 10/1/33		86,752	90,137
	2.461% 3/1/38		12,822	13,643
	2.639% 8/1/34		8,320	8,891
	2.657% 4/1/36		495,334	528,920
	2.691% 6/1/37		10,397	11,153
	2.715% 11/1/32		558	595
	2.777% 6/1/34		2,009	2,122
	2.791% 11/1/35		138,125	147,758
	2.802% 4/1/36		313,238	333,020
	2.81% 11/1/35		675,853	723,348
	2.832% 4/1/37		1,342,109	1,437,340
	3.044% 4/1/36		1,321	1,416
	4.898% 5/1/36		294,089	318,032
	4.984% 9/1/38		547,338	590,059
	5.024% 11/1/33		453,172	485,875
	5.179% 8/1/35		88,066	95,117
	5.844% 8/1/37		639,488	691,399
	6.025% 6/1/36		164,283	177,557
	6.127% 7/1/36		91,789	99,236
	6.244% 8/1/36		48,549	51,331
	6.444% 7/1/36		2,852	3,014
	Fannie Mae Relocation 15 yr
	4.00% 9/1/20		295,680	310,100

Statement of net assets
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae Relocation 30 yr
4.00% 3/1/35	USD	6,851	$7,250
5.00% 9/1/33		217,630	233,470
5.00% 11/1/33		112,909	121,127
5.00% 1/1/34		14,467	15,521
5.00% 11/1/34		60,002	64,370
5.00% 4/1/35		184,126	197,527
5.00% 10/1/35		129,193	138,596
5.00% 1/1/36		262,480	281,584
Fannie Mae S.F. 10 yr 6.00% 9/1/17		8,636	9,106
Fannie Mae S.F. 15 yr
2.50% 2/1/28		12,757,100	13,367,846
2.50% 5/1/28		2,339,728	2,453,205
3.00% 2/1/27		97,359	102,977
3.00% 3/1/27		7,546,254	8,012,315
3.00% 8/1/27		1,745,095	1,845,784
3.00% 11/1/27		6,994,540	7,410,912
3.00% 4/1/28		34,866	36,877
3.50% 7/1/26		6,267,678	6,734,212
3.50% 10/1/26		35,673,147	37,916,002
4.00% 11/1/25		18,308,036	19,864,599
5.00% 9/1/20		5,948	6,442
5.00% 5/1/21		597,067	642,506
5.50% 11/1/18		13,450	14,386
5.50% 5/1/19		101,415	108,468
5.50% 4/1/23		141,047	153,679
5.50% 6/1/23		94,586	103,056
6.00% 12/1/16		21,103	22,340
6.00% 9/1/21		3,760,199	4,129,213
6.00% 8/1/22		57,803	63,475
Fannie Mae S.F. 15 yr TBA
2.50% 5/1/28		187,916,000	196,489,668
2.50% 6/1/28		2,435,000	2,541,151
3.00% 5/1/28		175,174,000	185,000,175
3.00% 6/1/28		2,940,000	3,100,782
Fannie Mae S.F. 20 yr
5.00% 11/1/23		527,206	579,088
5.50% 12/1/24		113,159	124,203
5.50% 3/1/27		198,412	216,784

	Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 20 yr (continued)
5.50% 3/1/28	USD	218,726	$238,297
5.50% 8/1/28		3,614,867	3,936,039
5.50% 12/1/29		944,384	1,028,291
Fannie Mae S.F. 30 yr
3.50% 9/1/42		186,438	199,066
3.50% 1/1/43		678,998	724,141
4.00% 11/1/40		2,511,185	2,688,709
4.00% 1/1/41		12,027,811	12,878,098
4.00% 2/1/41		15,550,349	16,649,656
4.00% 3/1/41		11,401,863	12,213,243
4.00% 9/1/41		1,730,963	1,854,142
4.00% 10/1/41		8,342,440	8,932,196
4.00% 12/1/41		20,376,824	21,817,331
4.00% 3/1/42		24,712,209	26,667,734
4.00% 1/1/43		41,194,266	44,123,140
4.50% 7/1/36		1,848,674	1,994,383
4.50% 4/1/40		2,646,602	2,857,684
4.50% 8/1/40		11,404,533	12,295,180
4.50% 11/1/40		6,306,717	6,809,715
4.50% 12/1/40		2,229,873	2,407,718
4.50% 2/1/41		2,955,740	3,193,325
4.50% 3/1/41		12,565,994	13,576,059
4.50% 5/1/41		5,507,891	5,955,414
4.50% 8/1/41		13,181,490	14,241,030
4.50% 10/1/41		7,308,734	7,896,217
4.50% 11/1/41		6,157,879	6,652,855
5.00% 2/1/35		1,891,241	2,060,807
5.00% 6/1/35		3,430	3,728
5.50% 3/1/34		170,920	188,029
5.50% 12/1/35		96,129	105,874
5.50% 11/1/36		42,740	46,751
5.50% 8/1/37		381,853	420,075
6.00% 10/1/33		1,721	1,933
6.00% 6/1/35		6,281	6,921
6.00% 1/1/38		267,863	293,469
6.50% 2/1/36		2,372,727	2,678,146
6.50% 3/1/36		1,839,590	2,076,383
6.50% 11/1/36		338,630	382,181

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	Fannie Mae S.F. 30 yr (continued)
	6.50% 9/1/37	USD	1,744,575	$1,959,469
	7.00% 8/1/32		81,644	97,524
	7.00% 9/1/32		70,329	84,009
	7.00% 2/1/36		20,368	24,243
	7.00% 4/1/37		17,196	19,674
	7.00% 12/1/37		15,933	18,986
	7.50% 1/1/31		1,695	2,074
	7.50% 3/1/32		27,773	34,057
	7.50% 4/1/32		32,364	38,954
	7.50% 6/1/34		46,386	55,856
	7.50% 10/1/34		22,249	27,194
	Fannie Mae S.F. 30 yr TBA
	3.00% 5/1/43		101,851,000	106,529,780
	3.00% 6/1/43		103,194,000	107,644,241
	3.50% 5/1/43		36,821,000	39,231,627
	3.50% 6/1/43		175,321,000	186,360,753
	4.50% 5/1/43		43,975,000	47,410,547
	4.50% 7/1/43		18,387,000	19,777,517
	Freddie Mac
	4.50% 1/1/41		12,057,599	12,648,821
	7.00% 2/25/14		179	180
•	Freddie Mac ARM
	2.342% 12/1/33		322,997	344,174
	2.358% 4/1/33		2,347	2,380
	2.723% 12/1/33		58,461	62,233
	2.763% 7/1/36		425,933	456,965
	2.765% 8/1/37		10,782	11,548
	2.785% 2/1/37		804,733	864,684
	2.802% 3/1/36		97,102	104,180
	2.834% 5/1/35		263,461	278,380
	2.865% 4/1/34		27,052	28,907
	5.78% 10/1/36		88,994	95,624
	5.907% 10/1/37		167,974	183,134
	6.171% 10/1/37		5,449	5,915
	Freddie Mac Relocation 15 yr
	3.50% 10/1/18		66,717	69,469
	Freddie Mac Relocation 30 yr
	5.00% 9/1/33		330,952	352,806
	6.50% 10/1/30		722	777

	Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 15 yr
3.00% 12/1/26	USD	196,365	$209,418
4.50% 5/1/20		1,338,237	1,426,909
5.00% 6/1/18		500,535	533,264
5.00% 4/1/20		645,093	686,325
5.50% 7/1/14		457	490
Freddie Mac S.F. 30 yr
3.00% 11/1/42		5,772,693	6,041,766
4.00% 10/1/40		6,978,479	7,454,160
4.00% 11/1/40		4,564,895	4,876,057
4.00% 12/1/40		2,751,935	2,939,518
4.00% 2/1/42		2,857,884	3,052,689
4.50% 10/1/39		8,712,177	9,329,942
4.50% 11/1/39		15,069,073	16,137,594
4.50% 3/1/42		13,205,724	14,150,372
5.50% 11/1/35		83,611	90,805
6.00% 2/1/36		3,833,657	4,183,366
6.00% 8/1/38		7,473,623	8,220,533
6.00% 10/1/38		10,888,962	11,991,151
6.50% 10/1/32		2,225	2,571
6.50% 8/1/38		604,326	674,537
7.00% 11/1/33		265,829	313,581
GNMA I S.F. 30 yr
7.00% 5/15/28		142,104	173,888
7.00% 12/15/34		2,931,740	3,457,316
7.50% 10/15/30		1,555	1,798
7.50% 2/15/32		480	588
9.50% 9/15/17		2,552	2,843
10.00% 7/15/17		2,624	2,637
Total Agency Mortgage-Backed Securities
(cost $1,359,426,460)			1,365,830,115

Commercial Mortgage-Backed Securities – 4.29%
BAML Commercial Mortgage Securities
•Series 2005-6 A4 5.359% 9/10/47		10,190,000	11,179,877
•Series 2006-2 A4 5.919% 5/10/45		7,622,000	8,608,752
Series 2006-4 A4 5.634% 7/10/46		16,485,000	18,540,795

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
•	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10 A4 5.405% 12/11/40	USD	7,786,000	$8,571,055
	Series 2005-T20 A4A 5.298% 10/12/42		3,000,000	3,282,069
	Series 2006-PW12 A4 5.91% 9/11/38		7,235,000	8,159,054
	Citigroup Commercial Mortgage Trust
	Series 2012-GC8 A4 3.024% 9/10/45		15,750,000	16,347,650
t	Commercial Mortgage Pass
	Through Certificates
	•Series 2005-C6 A5A 5.116% 6/10/44		5,790,000	6,289,445
	Series 2013-CR7 A4 3.213% 3/10/46		5,040,000	5,290,735
•	Credit Suisse Mortgage Capital Certificates
	Series 2006-C1 AAB 5.581% 2/15/39		320,822	332,517
#	DBUBS Mortgage Trust Series 2011-LC1A A3
	144A 5.002% 11/10/46		19,239,000	22,976,580
#•	FREMF Mortgage Trust
	Series 2012-K21 B 144A 4.072% 7/25/45		7,041,000	7,441,147
•	GE Capital Commercial Mortgage
	Series 2005-C4 A4 5.471% 11/10/45		108,000	118,789
	Goldman Sachs Mortgage Securities II
	*•Series 2004-GG2 A6 5.396% 8/10/38		10,047,000	10,420,879
	Series 2005-GG4 A4A 4.751% 7/10/39		28,499,000	30,272,664
	•Series 2006-GG6 A4 5.553% 4/10/38		8,405,000	9,330,147
	#Series 2010-C1 A2 144A 4.592% 8/10/43		9,975,000	11,602,092
	•#Series 2010-C1 C 144A 5.635% 8/10/43		4,640,000	5,422,244
	#Series 2012-ALOHA 144A 4.049% 4/10/34		8,900,000	9,614,928
•	Greenwich Capital Commercial Funding
	Series 2005-GG5 A5 5.224% 4/10/37		28,665,000	31,282,629
	JPMorgan Chase Commercial Mortgage
	Securities Trust
	Series 2005-CB11 A4 5.335% 8/12/37		2,280,000	2,443,873
	•Series 2005-LDP3 A4A 4.936% 8/15/42		8,280,000	8,948,287
	•Series 2005-LDP5 A4 5.368% 12/15/44		10,685,000	11,714,649
	Series 2011-C5 A3 4.171% 8/15/46		17,000,000	19,234,378
	Lehman Brothers-UBS Commercial
	Mortgage Trust
	Series 2004-C1 A4 4.568% 1/15/31		4,426,095	4,527,068
	•Series 2005-C3 4.895% 7/15/40		2,980,000	3,119,658
	Merrill Lynch Mortgage Trust
	Series 2005-CIP1 A2 4.96% 7/12/38		91,521	92,841
	•Series 2005-CKI1 A6 5.448% 11/12/37		1,973,524	2,146,049

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
	Morgan Stanley Bank of America
	Merrill Lynch Trust
	Series 2013-C8 AS 3.376% 12/15/48	USD	7,450,000	$7,735,268
	Morgan Stanley Capital I
	Series 2005-HQ6 A4A 4.989% 8/13/42		4,695,000	5,057,745
	•Series 2005-HQ6 AJ 5.073% 8/13/42		2,200,000	2,306,539
	•Series 2007-T27 A4 5.816% 6/11/42		22,587,500	26,463,108
#	OBP Depositor Trust
	Series 2010-OBP A 144A 4.646% 7/15/45		5,545,000	6,467,799
#	Timberstar Trust 144A
	Series 2006-1A A 5.668% 10/15/36		9,295,000	10,616,935
	Series 2006-1A C 5.884% 10/15/36		4,500,000	4,897,503
#	VNO Mortgage Trust
	Series 2012-6AVE 144A 2.996% 11/15/30		25,355,000	26,078,277
	WF-RBS Commercial Mortgage Trust
	Series 2012-C9 A3 2.87% 11/15/45		6,440,000	6,602,719
	Series 2012-C9 B 3.84% 11/15/45		2,120,000	2,237,499
	Series 2013-C11 A5 3.071% 3/15/45		5,740,000	5,958,183
	Series 2013-C13 AS 3.345% 5/15/45		2,700,000	2,808,000
Total Commercial Mortgage-Backed Securities
	(cost $363,603,767)			384,540,426

Convertible Bonds – 3.21%
*	Advanced Micro Devices 6.00% exercise
	price $28.08, expiration date 4/30/15		6,196,000	6,288,940
#	Alaska Communications System Group 144A
	6.25% exercise price $10.28,
	expiration date 4/27/18		5,531,000	4,075,656
*	Alcatel-Lucent USA 2.875% exercise
	price $15.35, expiration date 6/13/25		5,263,000	5,272,868
	Alere 3.00% exercise price $43.98,
	expiration date 5/15/16		6,522,000	6,497,543
	Ares Capital 5.75% exercise price $19.13,
	expiration date 2/1/16		5,873,000	6,434,606
Φ*	ArvinMeritor 4.00% exercise price $26.73,
	expiration date 2/12/27		11,091,000	9,870,989
	BGC Partners 4.50% exercise price
	$9.84, expiration date 7/13/16		5,427,000	5,630,513

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Convertible Bonds (continued)
#	Blucora 144A 4.25% exercise price
	$21.66, expiration date 3/29/19	USD	3,621,000	$3,740,946
	Chesapeake Energy
	2.25% exercise price $85.61,
	expiration date 12/14/38		1,000,000	890,000
	*2.50% exercise price $51.14,
	expiration date 5/15/37		2,396,000	2,325,618
#	Ciena 144A 3.75% exercise price
	$20.17, expiration date 10/15/18		6,695,000	7,469,109
#	Clearwire Communications 144A 8.25% exercise
	price $7.08, expiration date 11/30/40		4,482,000	4,846,163
#	Corporate Office Properties 144A 4.25% exercise
	price $47.96, expiration date 4/12/30		1,353,000	1,429,952
	Dendreon 2.875% exercise price
	$51.24, expiration date 1/13/16		6,892,000	5,487,755
Φ	General Cable 4.50% exercise price
	$36.75, expiration date 11/15/29		7,717,000	9,419,563
	Gilead Sciences 1.625% exercise price
	$22.71, expiration date 5/1/16		2,514,000	5,648,656
*	Helix Energy Solutions Group 3.25% exercise
	price $25.02, expiration date 3/12/32		7,223,000	8,938,463
*Φ	Hologic 2.00% exercise price
	$31.17, expiration date 2/27/42		7,142,000	7,298,231
	Iconix Brand Group 2.50% exercise price
	$30.75, expiration date 5/31/16		5,148,000	5,965,245
#	Illumina 144A 0.25% exercise price
	$83.55, expiration date 3/11/16		3,389,000	3,528,796
	Intel 3.25% exercise price $22.20,
	expiration date 8/1/39		7,064,000	9,072,860
	International Game Technology 3.25% exercise
	price $19.93, expiration date 5/1/14		2,901,000	3,147,585
	Jefferies Group 3.875% exercise price
	$45.82, expiration date 10/31/29		6,983,000	7,314,693
	L-3 Communications Holdings 3.00% exercise
	price $91.21, expiration date 8/1/35		4,301,000	4,392,396
	Leap Wireless International 4.50% exercise
	price $93.21, expiration date 7/10/14		6,837,000	7,007,925
#	Lexington Realty Trust 144A 6.00% exercise
	price $6.93, expiration date 1/11/30		3,034,000	5,679,269

		Principal amount°		Value (U.S. $)
Convertible Bonds (continued)
#	Liberty Interactive 144A 0.75% exercise price
	$1,000.00, expiration date 3/30/43	USD	1,945,000	$2,024,531
	Linear Technology 3.00% exercise price
	$42.07 expiration date 4/30/27		7,575,000	8,015,297
	Live Nation Entertainment 2.875% exercise
	price $27.14, expiration date 7/14/27		7,369,000	7,442,690
	MGM Resorts International 4.25% exercise
	price $18.58, expiration date 4/10/15		8,803,000	9,765,827
	Mirant (Escrow) 2.50% exercise price
	$67.95, expiration date 6/15/21		695,000	0
#	Molina Healthcare 144A 1.125% exercise
	price $40.77, expiration date 1/13/20		1,046,000	1,112,683
	Mylan 3.75% exercise price
	$13.32, expiration date 9/15/15		2,067,000	4,619,745
	Nuance Communications 2.75% exercise
	price $32.30, expiration date 11/1/31		10,063,000	10,559,860
	NuVasive 2.75% exercise price
	$42.13, expiration date 6/30/17		13,699,000	13,288,029
#	Opko Health 144A 3.00% exercise price
	$7.07, expiration date 1/28/33		1,690,000	1,687,888
#	Owens-Brockway Glass Container 144A 3.00%
	exercise price $47.47, expiration date 5/28/15		7,517,000	7,648,548
*	Peabody Energy 4.75% exercise price
	$57.95, expiration date 12/15/41		4,051,000	3,291,438
	PHH 4.00% exercise price
	$25.80, expiration date 8/27/14		10,459,000	11,498,362
*	Rovi 2.625% exercise price
	$47.36, expiration date 2/10/40		3,407,000	3,490,046
#*	Ryman Hospitality Properties 144A 3.75% exercise
	price $22.23, expiration date 9/29/14		3,534,000	7,101,131
*	SanDisk 1.50% exercise price
	$52.37, expiration date 8/11/17		7,449,000	9,404,363
	SBA Communications 4.00% exercise price
	$30.38, expiration date 9/29/14		1,905,000	4,994,672
	Steel Dynamics 5.125% exercise price
	$17.25, expiration date 6/15/14		2,262,000	2,512,234
	TIBCO Software 2.25% exercise price
	$50.57, expiration date 4/30/32		11,777,000	11,541,459
#	Titan Machinery 144A 3.75% exercise price
	$43.17, expiration date 4/30/19		3,641,000	3,524,943

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Convertible Bonds (continued)
•	Vector Group 2.50% exercise price
	$18.50, expiration date 1/14/19	USD	1,904,000	$2,223,948
*	VeriSign 3.25% exercise price
	$34.37, expiration date 8/15/37		5,543,000	8,134,353
#	WellPoint 144A 2.75% exercise price
	$75.47, expiration date 10/15/42		4,650,000	5,568,375
Total Convertible Bonds (cost $266,022,425)				287,124,762

Corporate Bonds – 51.00%
Automotive – 0.59%
	American Axle & Manufacturing
	*6.25% 3/15/21		4,920,000	5,209,050
	7.75% 11/15/19		142,000	162,945
*	ArvinMeritor 8.125% 9/15/15		4,401,000	4,775,085
*	Chrysler Group 8.25% 6/15/21		5,356,000	6,172,790
	Ford Motor 7.45% 7/16/31		12,734,000	17,007,237
	Ford Motor Credit 12.00% 5/15/15		10,732,000	13,007,313
#	International Automotive Components
	Group 144A 9.125% 6/1/18		49,000	49,184
	Tomkins 9.00% 10/1/18		1,842,000	2,056,133
*#	TRW Automotive 144A 4.50% 3/1/21		4,670,000	4,845,125
				53,284,862
Banking – 6.24%
	Abbey National Treasury Services
	4.00% 4/27/16		9,305,000	10,002,949
	AgriBank 9.125% 7/15/19		12,423,000	16,779,050
#	Banco BTG Pactual 144A 4.00% 1/16/20		9,935,000	9,562,438
#	Banco Santander Mexico 144A
	4.125% 11/9/22		14,635,000	14,781,350
*	Bancolombia 5.125% 9/11/22		8,817,000	9,050,651
#	Bank Nederlandse Gemeenten 144A
	2.50% 1/23/23		22,738,000	23,108,243
	Bank of America
	2.00% 1/11/18		35,550,000	35,703,575
	3.875% 3/22/17		8,245,000	8,902,605
*	Barclays Bank 7.625% 11/21/22		9,995,000	10,219,888
	BB&T
	3.95% 3/22/22		250,000	271,884
	5.25% 11/1/19		20,134,000	23,574,941

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
*#	BBVA Banco Continental 144A
	3.25% 4/8/18	USD	9,770,000	$9,818,850
	BBVA U.S. Senior 4.664% 10/9/15		7,345,000	7,637,324
•	Branch Banking & Trust 0.60% 9/13/16		5,500,000	5,453,789
#	Caixa Economica Federal 144A
	2.375% 11/6/17		2,620,000	2,564,980
•	Citigroup 5.35% 5/29/49		9,975,000	10,049,673
	City National 5.25% 9/15/20		13,865,000	15,789,850
•	Fifth Third Capital Trust IV 6.50% 4/15/37		19,171,000	19,302,705
	Goldman Sachs Group 3.375% 2/1/18	CAD	5,527,000	5,605,507
*#•	HBOS Capital Funding 144A
	6.071% 6/29/49	USD	5,876,000	5,442,645
#	HSBC Bank 144A 4.75% 1/19/21		15,300,000	17,875,495
	HSBC Holdings 4.00% 3/30/22		6,470,000	7,180,600
	JPMorgan Chase
	2.92% 9/19/17	CAD	8,630,000	8,741,018
	3.375% 5/1/23	USD	8,495,000	8,491,407
	4.25% 11/2/18	NZD	9,680,000	8,266,834
	•5.15% 12/29/49	USD	3,600,000	3,667,500
	JPMorgan Chase Bank
	6.00% 10/1/17		11,420,000	13,523,290
	#144A 6.00% 6/19/13	BRL	1,839,500	24,208,335
	KeyBank 6.95% 2/1/28	USD	19,095,000	24,095,293
	Morgan Stanley
	2.125% 4/25/18		14,975,000	15,025,735
	*7.375% 2/22/18	AUD	5,466,000	6,264,786
	7.60% 8/8/17	NZD	7,138,000	6,610,182
•	National City Bank 0.651% 6/7/17	USD	10,600,000	10,491,721
	PNC Bank 6.875% 4/1/18		18,049,000	22,428,770
•	PNC Financial Services Group
	8.25% 5/29/49		12,972,000	13,062,908
#•	PNC Preferred Funding Trust II 144A
	1.503% 3/31/49		13,400,000	11,859,000
	Regions Financial 2.00% 5/15/18		6,395,000	6,378,833
#	Sberbank 144A 6.125% 2/7/22		9,750,000	11,151,563
#	Standard Chartered 144A 3.95% 1/11/23		14,850,000	15,201,945
	SunTrust Bank
	•0.578% 8/24/15		6,285,000	6,194,703
	2.75% 5/1/23		4,765,000	4,791,493

Statement of net assets
Delaware Diversified Income Fund

			Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
	SVB Financial Group 5.375% 9/15/20	USD	5,500,000	$6,308,473
#	Turkiye Halk Bankasi 144A 3.875% 2/5/20		7,190,000	7,261,900
	U.S. Bank 4.95% 10/30/14		5,005,000	5,319,629
•	USB Capital IX 3.50% 10/29/49		28,382,000	26,679,079
#•	USB Realty 144A 1.424% 12/22/49		4,700,000	4,218,250
•	Wachovia 0.647% 10/15/16		7,950,000	7,857,542
	Zions Bancorp
	4.50% 3/27/17		7,355,000	8,045,980
	7.75% 9/23/14		3,805,000	4,131,172
				558,956,333
Basic Industry – 4.16%
	AK Steel 7.625% 5/15/20		3,309,000	2,887,103
	ArcelorMittal
	6.125% 6/1/18		107,000	117,336
	10.35% 6/1/19		13,310,000	16,927,152
#	Axiall 144A 4.875% 5/15/23		2,125,000	2,228,594
	Barrick Gold
	*3.85% 4/1/22		9,665,000	9,722,806
	#144A 2.50% 5/1/18		4,240,000	4,265,220
	#144A 4.10% 5/1/23		4,500,000	4,518,342
	Barrick North America Finance
	4.40% 5/30/21		279,000	291,527
	Cabot
	2.55% 1/15/18		11,870,000	12,273,129
	3.70% 7/15/22		6,550,000	6,782,532
	Celanese U.S. Holdings 6.625% 10/15/18		2,276,000	2,497,910
#	Cemex Espana Luxembourg 144A
	9.25% 5/12/20		10,090,000	11,149,450
	Century Aluminum 8.00% 5/15/14		5,096,000	5,115,110
	CF Industries
	6.875% 5/1/18		19,719,000	23,763,445
	7.125% 5/1/20		6,726,000	8,421,409
	Compass Minerals International
	8.00% 6/1/19		3,601,000	3,934,093
	Dow Chemical 8.55% 5/15/19		35,451,000	47,858,814
	duPont (E.I.) de Nemours 2.80% 2/15/23		1,675,000	1,724,217
#	Essar Steel Algoma 144A 9.375% 3/15/15		28,000	26,740

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
#	FMG Resources August 2006 144A
	*6.875% 2/1/18	USD	136,000	$145,350
	*6.875% 4/1/22		1,963,000	2,112,679
	7.00% 11/1/15		3,967,000	4,175,268
#	Freeport-McMoRan Copper & Gold 144A
	3.875% 3/15/23		19,960,000	20,159,579
	Georgia-Pacific 8.00% 1/15/24		23,421,000	33,041,175
#	Gerdau Trade 144A 4.75% 4/15/23		9,635,000	9,709,527
	HD Supply
	*#144A 7.50% 7/15/20		2,744,000	2,977,240
	10.50% 1/15/21		8,000	8,420
	11.00% 4/15/20		2,915,000	3,600,025
	Headwaters 7.625% 4/1/19		6,972,000	7,582,050
#	INEOS Group Holdings 144A
	8.50% 2/15/16		112,000	114,030
#	Inmet Mining 144A 8.75% 6/1/20		52,000	56,420
	International Paper
	6.00% 11/15/41		5,590,000	6,828,928
	9.375% 5/15/19		2,347,000	3,256,094
#	JMC Steel Group 144A 8.25% 3/15/18		57,000	59,921
	LyondellBasell Industries
	5.75% 4/15/24		8,525,000	10,292,582
	6.00% 11/15/21		4,560,000	5,541,982
#	MacDermid 144A 9.50% 4/15/17		4,349,000	4,506,651
#	Masonite International 144A 8.25% 4/15/21		63,000	70,875
	Mohawk Industries 6.375% 1/15/16		2,349,000	2,643,156
#	Murray Energy 144A 10.25% 10/15/15		4,852,000	4,973,300
#	New Gold 144A 6.25% 11/15/22		52,000	53,820
	Norcraft Finance 10.50% 12/15/15		3,525,000	3,696,844
	Nortek 8.50% 4/15/21		6,654,000	7,469,115
	Novelis 8.75% 12/15/20		7,055,000	8,042,700
*#	PhosAgro 144A 4.204% 2/13/18		14,673,000	15,039,825
#	PolyOne 144A 5.25% 3/15/23		3,550,000	3,763,000
#	Polyus Gold International 144A 5.625% 4/29/20		5,405,000	5,535,315
	Praxair 1.25% 11/7/18		5,770,000	5,777,478
	Rockwood Specialties Group 4.625% 10/15/20		3,179,000	3,365,766
#	Ryerson 144A
	9.00% 10/15/17		3,844,000	4,204,375
	*11.25% 10/15/18		1,604,000	1,740,340

Statement of net assets
Delaware Diversified Income Fund

			Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	Southern Copper
	3.50% 11/8/22	USD	1,780,000	$1,789,608
	5.25% 11/8/42		9,980,000	9,664,812
#	Taminco Global Chemical 144A 9.75% 3/31/20		71,000	80,940
#	TPC Group 144A 8.75% 12/15/20		2,872,000	3,044,320
*#	Uralkali 144A 3.723% 4/30/18		6,925,000	6,950,159
#	U.S. Coatings Acquisition 144A
	7.375% 5/1/21		4,685,000	5,018,806
	Vale Overseas 6.25% 1/23/17		500,000	579,742
				372,177,146
Brokerage – 0.56%
•	Bear Stearns 3.40% 4/24/14	AUD	15,000,000	15,516,506
	Jefferies Group
	5.125% 1/20/23	USD	6,985,000	7,594,343
	6.45% 6/8/27		4,100,000	4,617,154
	6.50% 1/20/43		2,635,000	2,907,767
	Lazard Group 6.85% 6/15/17		16,889,000	19,443,158
				50,078,928
Capital Goods – 1.06%
	Anixter 10.00% 3/15/14		2,164,000	2,320,890
#	Ardagh Packaging Finance 144A
	7.00% 11/15/20		4,510,000	4,780,600
	Berry Plastics 9.75% 1/15/21		5,275,000	6,277,250
	Case New Holland 7.75% 9/1/13		4,069,000	4,155,466
#	Cemex 144A 9.50% 6/15/18		2,295,000	2,627,775
#	Cemex Finance 144A 9.375% 10/12/22		4,020,000	4,633,050
#	Consolidated Container 144A
	10.125% 7/15/20		3,056,000	3,407,440
#	Crown Americas 144A 4.50% 1/15/23		2,125,000	2,180,781
#	GenCorp 144A 7.125% 3/15/21		25,000	27,063
	Kratos Defense & Security Solutions
	10.00% 6/1/17		2,949,000	3,266,018
#	Milacron 144A 7.75% 2/15/21		2,775,000	2,899,875
	Mueller Water Products 7.375% 6/1/17		28,000	28,910
#	Plastipak Holdings 144A
	10.625% 8/15/19		3,693,000	4,228,485
	Reynolds Group Issuer
	9.00% 4/15/19		13,490,000	14,636,649
	9.875% 8/15/19		235,000	264,375

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
	Rock Tenn 4.00% 3/1/23	USD	1,880,000	$1,957,477
#	Sealed Air 144A
	6.50% 12/1/20		4,235,000	4,753,788
	8.125% 9/15/19		18,000	20,700
	8.375% 9/15/21		42,000	49,350
#	Silver II Borrower 144A 7.75% 12/15/20		1,400,000	1,508,500
#	URS 144A
	4.10% 4/1/17		5,477,000	5,771,071
	5.25% 4/1/22		6,160,000	6,560,807
#	Votorantim Cimentos 144A 7.25% 4/5/41		16,180,000	18,566,549
				94,922,869
Communications – 7.18%
	AMC Networks 4.75% 12/15/22		4,770,000	4,925,025
	America Movil
	3.125% 7/16/22		7,000,000	7,140,889
	5.00% 3/30/20		11,125,000	12,862,569
	American Tower 5.90% 11/1/21		12,470,000	14,926,178
#	American Tower Trust I 144A
	1.551% 3/15/18		4,560,000	4,626,742
	3.07% 3/15/23		10,990,000	11,304,385
	Bell Canada 3.35% 3/22/23	CAD	14,736,000	14,965,791
#	CC Holdings GS V 144A 3.849% 4/15/23	USD	6,590,000	6,809,763
	CCO Holdings
	5.25% 9/30/22		3,978,000	4,072,478
	7.375% 6/1/20		2,300,000	2,593,250
	CenturyLink 5.80% 3/15/22		13,225,000	14,023,010
#	Cequel Communications Holdings I 144A
	6.375% 9/15/20		42,000	44,940
	Clear Channel Communications 9.00% 3/1/21		3,263,000	3,205,898
	Clear Channel Worldwide Holdings
	7.625% 3/15/20		6,075,000	6,570,078
#	Clearwire Communications 144A 12.00% 12/1/15		4,003,000	4,290,715
#	Columbus International 144A 11.50% 11/20/14		8,041,000	8,985,818
#	Cox Communications 144A
	2.95% 6/30/23		4,860,000	4,859,772
	3.25% 12/15/22		20,775,000	21,557,884
#	Crown Castle Towers 144A
	4.883% 8/15/20		47,960,000	55,438,450

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
	CSC Holdings 6.75% 11/15/21	USD	2,110,000	$2,421,225
#	Deutsche Telekom International Finance
	144A 2.25% 3/6/17		6,570,000	6,752,475
#	Digicel 144A
	6.00% 4/15/21		5,320,000	5,346,600
	8.25% 9/1/17		2,277,000	2,407,928
#	Digicel Group 144A
	8.25% 9/30/20		2,224,000	2,390,800
	10.50% 4/15/18		3,910,000	4,349,875
	DISH DBS
	#144A 5.00% 3/15/23		50,000	48,750
	5.875% 7/15/22		1,529,000	1,567,225
	7.125% 2/1/16		415,000	460,650
	7.875% 9/1/19		6,206,000	7,105,870
	Entravision Communications 8.75% 8/1/17		2,144,000	2,320,880
	Equinix
	4.875% 4/1/20		2,645,000	2,777,250
	5.375% 4/1/23		1,775,000	1,868,188
#	Griffey Intermediate 144A 7.00% 10/15/20		54,000	54,945
	Hughes Satellite Systems 7.625% 6/15/21		2,275,000	2,621,938
	Intelsat Bermuda 11.25% 2/4/17		5,595,000	5,965,669
	Intelsat Jackson Holdings 7.25% 10/15/20		3,558,000	3,962,723
#	Intelsat Luxembourg 144A
	7.75% 6/1/21		4,725,000	4,996,688
	8.125% 6/1/23		1,235,000	1,319,906
	Interpublic Group
	3.75% 2/15/23		8,855,000	8,926,026
	4.00% 3/15/22		12,800,000	13,254,170
	Lamar Media 5.00% 5/1/23		5,085,000	5,199,413
	Level 3 Communications
	#144A 8.875% 6/1/19		21,000	23,284
	11.875% 2/1/19		3,021,000	3,568,556
	Level 3 Financing
	#144A 7.00% 6/1/20		27,000	28,654
	10.00% 2/1/18		4,182,000	4,626,338
#	MDC Partners 144A 6.75% 4/1/20		4,130,000	4,315,850
	MetroPCS Wireless
	#144A 6.25% 4/1/21		460,000	495,650
	6.625% 11/15/20		2,908,000	3,158,815

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
#	Myriad International Holding 144A
	6.375% 7/28/17	USD	11,040,000	$12,572,352
#	Nara Cable Funding 144A 8.875% 12/1/18		6,560,000	7,052,000
#	NBCUniversal Enterprise 144A 1.974% 4/15/19		4,470,000	4,550,929
#	Nexstar Broadcasting 144A 6.875% 11/15/20		53,000	56,710
	Nielsen Finance 11.625% 2/1/14		1,527,000	1,647,251
*#	Oi 144A 5.75% 2/10/22		17,413,000	18,414,247
#	Qtel International Finance 144A
	3.25% 2/21/23		7,195,000	7,123,050
	4.50% 1/31/43		2,770,000	2,745,763
	Qwest 6.75% 12/1/21		12,490,000	14,724,211
	Satelites Mexicanos 9.50% 5/15/17		30,000	32,775
#	SBA Tower Trust 144A 2.24% 4/15/18		7,770,000	7,817,047
#	SES 144A 3.60% 4/4/23		16,124,000	16,793,064
#	Sinclair Television Group 144A
	5.375% 4/1/21		5,010,000	5,097,675
	6.125% 10/1/22		2,193,000	2,335,545
#	Sirius XM Radio 144A 8.75% 4/1/15		4,500,000	5,062,500
#	Softbank 144A 4.50% 4/15/20		3,500,000	3,631,201
	Sprint Capital 8.75% 3/15/32		3,495,000	4,150,313
	Sprint Nextel
	6.00% 12/1/16		2,955,000	3,213,563
	8.375% 8/15/17		3,330,000	3,896,100
	9.125% 3/1/17		5,257,000	6,216,403
*#	TBG Global 144A 4.625% 4/3/18		5,700,000	5,778,090
#	Telefonica Chile 144A 3.875% 10/12/22		15,435,000	15,295,714
	Telefonica Emisiones
	3.192% 4/27/18		15,060,000	15,260,569
	4.57% 4/27/23		2,550,000	2,622,096
	Telesat Canada
	#144A 6.00% 5/15/17		3,660,000	3,911,625
	12.50% 11/1/17		1,932,000	2,055,648
	Time Warner 4.70% 1/15/21		250,000	288,677
	Time Warner Cable
	5.85% 5/1/17		7,452,000	8,703,310
	8.25% 4/1/19		14,091,000	18,514,432
#	Univision Communications 144A
	6.75% 9/15/22		1,605,000	1,789,575
	6.875% 5/15/19		5,325,000	5,844,188
	8.50% 5/15/21		91,000	101,920

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
#	UPC Holding 144A 9.875% 4/15/18	USD	2,304,000	$2,580,480
#	UPCB Finance III 144A 6.625% 7/1/20		9,469,000	10,344,883
#	VeriSign 144A 4.625% 5/1/23		3,495,000	3,599,850
	Viacom 3.25% 3/15/23		10,710,000	10,992,305
#	VimpelCom 144A 7.748% 2/2/21		11,884,000	13,622,035
	Virgin Media Finance 8.375% 10/15/19		2,267,000	2,570,211
	Virgin Media Secured Finance 6.50% 1/15/18		35,143,000	37,603,009
#	Vivendi 144A
	3.45% 1/12/18		400,000	416,338
	6.625% 4/4/18		26,463,000	31,309,592
	Vodafone Group 2.95% 2/19/23		11,370,000	11,466,293
#	Wind Acquisition Finance 144A
	6.50% 4/30/20		800,000	841,000
	11.75% 7/15/17		3,221,000	3,470,628
	Windstream
	7.50% 6/1/22		29,000	32,118
	7.50% 4/1/23		1,405,000	1,538,475
*	Zayo Group 10.125% 7/1/20		44,000	52,250
				643,277,986
Consumer Cyclical – 3.25%
#	ADT 144A 4.125% 6/15/23		7,400,000	7,784,600
	Amazon.com 2.50% 11/29/22		22,515,000	22,155,862
#	BC Mountain 144A 7.00% 2/1/21		16,000	17,240
	Burlington Coat Factory Warehouse
	10.00% 2/15/19		56,000	62,930
#	CDR DB Sub 144A 7.75% 10/15/20		62,000	65,333
	CKE Restaurants 11.375% 7/15/18		533,000	560,322
#	Daimler Finance North America 144A
	2.25% 7/31/19		12,115,000	12,239,759
	Dave & Buster’s 11.00% 6/1/18		1,819,000	2,066,839
#^	Dave & Buster’s Entertainment 144A
	9.321% 2/15/16		69,000	53,561
	Delphi 6.125% 5/15/21		6,275,000	7,051,531
	Dollar General
	1.875% 4/15/18		6,715,000	6,760,011
	3.25% 4/15/23		9,210,000	9,255,857
	4.125% 7/15/17		2,375,000	2,602,098
	eBay 4.00% 7/15/42		12,085,000	11,432,748

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Express 8.75% 3/1/18	USD	84,000	$91,770
	Ford Motor Credit
	5.00% 5/15/18		8,755,000	9,784,894
	5.875% 8/2/21		9,030,000	10,554,282
	Hanesbrands 6.375% 12/15/20		5,070,000	5,634,038
	Historic TW 6.875% 6/15/18		26,504,000	33,193,052
	Host Hotels & Resorts
	3.75% 10/15/23		3,170,000	3,241,325
	4.75% 3/1/23		10,475,000	11,443,937
	5.25% 3/15/22		5,645,000	6,322,400
	5.875% 6/15/19		3,275,000	3,639,344
#	Hyundai Capital America 144A 2.125% 10/2/17		9,380,000	9,412,239
	Ingles Markets 8.875% 5/15/17		3,502,000	3,677,100
#	Landry’s 144A 9.375% 5/1/20		54,000	59,738
	Levi Strauss
	6.875% 5/1/22		2,785,000	3,122,681
	#144A 6.875% 5/1/22		1,390,000	1,558,538
	7.625% 5/15/20		1,380,000	1,540,425
	Michaels Stores 11.375% 11/1/16		17,000	17,850
#	Pantry 144A 8.375% 8/1/20		54,000	59,265
#	Party City Holdings 144A 8.875% 8/1/20		59,000	66,965
*	Quiksilver 6.875% 4/15/15		6,676,000	6,692,824
#	QVC 144A 4.375% 3/15/23		11,935,000	12,247,481
#	Rent-A-Center 144A 4.75% 5/1/21		2,585,000	2,617,313
	Rite Aid 9.25% 3/15/20		4,187,000	4,867,388
#	SACI Falabella 144A 3.75% 4/30/23		5,895,000	5,921,528
	Sally Holdings 5.75% 6/1/22		4,291,000	4,645,008
#	Tempur-Pedic International 144A
	6.875% 12/15/20		30,000	32,888
*#	Tenedora Nemak 144A 5.50% 2/28/23		7,940,000	8,267,525
	TJX 2.50% 5/15/23		4,480,000	4,499,421
	Walgreen 3.10% 9/15/22		17,435,000	17,761,940
#	Wesfarmers 144A 1.874% 3/20/18		7,255,000	7,370,217
	Western Union
	2.875% 12/10/17		4,730,000	4,845,369
	3.65% 8/22/18		7,015,000	7,340,945
#	Wok Acquisition 144A 10.25% 6/30/20		26,000	28,698

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Wyndham Worldwide
	2.50% 3/1/18	USD	5,895,000	$5,949,493
	4.25% 3/1/22		4,805,000	5,095,621
	5.625% 3/1/21		6,755,000	7,705,260
				291,417,453
Consumer Non-Cyclical – 4.41%
#	Alphabet Holding PIK 144A 7.75% 11/1/17		20,000	20,950
*#	Anadolu Efes Biracilik Ve Malt Sanayii AS
	144A 3.375% 11/1/22		9,635,000	9,514,563
*#	BFF International 144A 7.25% 1/28/20		4,025,000	4,885,344
	Boston Scientific 6.00% 1/15/20		7,335,000	8,671,026
#	BRF-Brasil Foods 144A 5.875% 6/6/22		9,025,000	10,293,013
	CareFusion
	#144A 3.30% 3/1/23		8,730,000	8,946,661
	6.375% 8/1/19		35,940,000	43,359,704
	Celgene
	3.25% 8/15/22		4,385,000	4,519,830
	3.95% 10/15/20		11,675,000	12,860,806
	Constellation Brands
	3.75% 5/1/21		765,000	779,344
	4.25% 5/1/23		2,805,000	2,885,644
	6.00% 5/1/22		5,325,000	6,170,344
#	Cosan Luxembourg 144A
	5.00% 3/14/23		6,735,000	6,876,435
	9.50% 3/14/18	BRL	6,005,000	3,136,436
	Del Monte 7.625% 2/15/19	USD	7,242,000	7,757,993
#	Dole Food 144A 8.00% 10/1/16		3,055,000	3,177,200
	Energizer Holdings 4.70% 5/24/22		17,635,000	19,051,955
*#	ESAL 144A 6.25% 2/5/23		12,240,000	12,227,760
	GlaxoSmithKline Capital 2.80% 3/18/23		9,100,000	9,377,714
#	Hawk Acquisition Sub 144A 4.25% 10/15/20		2,250,000	2,283,750
#	Heineken 144A 3.40% 4/1/22		15,790,000	16,659,966
#	Imperial Tobacco Finance 144A 3.50% 2/11/23		12,785,000	13,119,762
	Jarden
	6.125% 11/15/22		2,145,000	2,346,094
	7.50% 1/15/20		2,320,000	2,560,700
#	Korea Expressway 144A 1.875% 10/22/17		9,585,000	9,566,904
	Laboratory Corporation of America
	Holdings 2.20% 8/23/17		14,275,000	14,496,705

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Medtronic
	2.75% 4/1/23	USD	4,710,000	$4,798,322
	4.00% 4/1/43		2,090,000	2,123,731
	Molson Coors Brewing 5.00% 5/1/42		10,515,000	11,677,717
#	Mylan 144A 3.125% 1/15/23		3,210,000	3,203,201
	NBTY 9.00% 10/1/18		7,236,000	8,185,725
	Newell Rubbermaid 2.05% 12/1/17		5,925,000	5,988,996
#	Pernod-Ricard 144A
	5.50% 1/15/42		885,000	1,030,410
	5.75% 4/7/21		21,398,000	25,773,098
	Quest Diagnostics 4.70% 4/1/21		11,650,000	12,862,532
#	SABMiller Holdings 144A 3.75% 1/15/22		13,190,000	14,449,988
	Scotts Miracle-Gro 6.625% 12/15/20		3,518,000	3,887,390
	Smithfield Foods 6.625% 8/15/22		4,160,000	4,628,000
#	Spectrum Brands Escrow 144A
	6.375% 11/15/20		4,635,000	5,075,325
	6.625% 11/15/22		38,000	41,990
	Visant 10.00% 10/1/17		31,000	30,225
	Yale University 2.90% 10/15/14		3,678,000	3,818,099
	Zimmer Holdings
	3.375% 11/30/21		12,500,000	13,106,388
	4.625% 11/30/19		16,726,000	19,137,705
#	Zoetis 144A 3.25% 2/1/23		19,345,000	19,903,257
				395,268,702
Electric – 3.76%
	Ameren Illinois 9.75% 11/15/18		17,440,000	24,594,916
	American Electric Power 1.65% 12/15/17		1,010,000	1,021,108
#	American Transmission Systems 144A
	5.25% 1/15/22		20,345,000	23,911,620
#	APT Pipelines 144A 3.875% 10/11/22		7,390,000	7,474,460
	CenterPoint Energy 5.95% 2/1/17		11,365,000	13,198,175
	CMS Energy 6.25% 2/1/20		8,285,000	10,228,885
	ComEd Financing III 6.35% 3/15/33		9,274,000	9,830,440
	Duquense Light Holdings 5.50% 8/15/15		3,168,000	3,463,616
*#•	Electricite de France 144A 5.25% 12/29/49		12,960,000	13,060,738
	Exelon Generation 4.25% 6/15/22		15,555,000	16,608,680
•	FPL Group Capital
	6.35% 10/1/66		16,936,000	17,987,099
	6.65% 6/15/67		1,160,000	1,248,124

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
	Great Plains Energy 5.292% 6/15/22	USD	15,135,000	$17,491,429
	Indiana Michigan Power 3.20% 3/15/23		4,380,000	4,503,350
•	Integrys Energy Group 6.11% 12/1/66		14,555,000	15,440,686
	Ipalco Enterprises 5.00% 5/1/18		5,745,000	6,233,325
	Kansas City Power & Light 3.15% 3/15/23		3,540,000	3,652,271
	LG&E & KU Energy
	3.75% 11/15/20		12,102,000	13,108,826
	4.375% 10/1/21		16,415,000	18,210,309
#	Narragansett Electric 144A 4.17% 12/10/42		6,645,000	6,808,254
	Pennsylvania Electric 5.20% 4/1/20		9,953,000	11,478,038
•	PPL Capital Funding 6.70% 3/30/67		6,100,000	6,486,819
	Public Service Company of Oklahoma
	5.15% 12/1/19		14,625,000	17,113,795
	Puget Energy 6.00% 9/1/21		4,685,000	5,404,429
•	Puget Sound Energy 6.974% 6/1/67		18,119,000	19,556,761
#	Saudi Electricity Global Sukuk 2 144A
	3.473% 4/8/23		5,915,000	6,021,766
	5.06% 4/8/43		6,695,000	7,059,878
	SCANA 4.125% 2/1/22		12,490,000	13,315,552
•	Wisconsin Energy 6.25% 5/15/67		20,260,000	22,103,173
				336,616,522
Energy – 5.27%
	American Petroleum Tankers Parent
	10.25% 5/1/15		320,000	328,202
	AmeriGas Partners
	6.50% 5/20/21		1,467,000	1,606,365
	6.75% 5/20/20		1,290,000	1,435,125
	7.00% 5/20/22		1,521,000	1,707,323
	Antero Resources Finance
	6.00% 12/1/20		40,000	42,500
	9.375% 12/1/17		2,575,000	2,813,188
*	Apache 2.625% 1/15/23		2,970,000	2,950,992
#	Atlas Pipeline Partners 144A 5.875% 8/1/23		1,525,000	1,570,750
	Calumet Specialty Products Partners
	9.375% 5/1/19		78,000	87,750
	Chaparral Energy
	#144A 7.625% 11/15/22		24,000	26,400
	8.25% 9/1/21		58,000	65,830

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Chesapeake Energy
	5.375% 6/15/21	USD	620,000	$647,900
	5.75% 3/15/23		7,150,000	7,775,625
	*6.125% 2/15/21		14,000	15,470
	6.625% 8/15/20		68,000	77,265
	Comstock Resources 7.75% 4/1/19		2,311,000	2,484,325
#	Continental Resources 144A 4.50% 4/15/23		3,465,000	3,698,888
	Copano Energy
	7.125% 4/1/21		79,000	91,838
	7.75% 6/1/18		3,582,000	3,752,145
	Crosstex Energy
	7.125% 6/1/22		120,000	130,800
	8.875% 2/15/18		225,000	246,938
#	Drill Rigs Holdings 144A 6.50% 10/1/17		54,000	54,945
	Ecopetrol 7.625% 7/23/19		16,072,000	20,572,159
#	ENI 144A 4.15% 10/1/20		14,330,000	15,124,670
*	Forest Oil 7.25% 6/15/19		3,866,000	3,933,655
*#	Gazprom 144A 3.85% 2/6/20		7,220,000	7,342,740
#	Gazprom Neft 144A 4.375% 9/19/22		14,910,000	15,003,188
#	Halcon Resources 144A 8.875% 5/15/21		2,621,000	2,824,128
#	Helix Energy Solutions Group 144A
	9.50% 1/15/16		3,204,000	3,300,120
#	Hercules Offshore 144A 10.50% 10/15/17		6,614,000	7,225,795
#	Hilcorp Energy I 144A
	7.625% 4/15/21		2,640,000	2,937,000
	8.00% 2/15/20		287,000	320,005
	Holly 9.875% 6/15/17		4,289,000	4,543,209
#	IPIC GMTN 144A 5.50% 3/1/22		8,735,000	10,372,813
#	KazMunayGas National 144A 5.75% 4/30/43		7,225,000	7,369,500
	Key Energy Services 6.75% 3/1/21		2,085,000	2,189,250
	Kodiak Oil & Gas
	#144A 5.50% 1/15/21		11,000	11,619
	8.125% 12/1/19		4,015,000	4,587,138
	Laredo Petroleum
	7.375% 5/1/22		13,000	14,365
	9.50% 2/15/19		59,000	67,555

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Linn Energy
	#144A 6.25% 11/1/19	USD	1,435,000	$1,506,750
	6.50% 5/15/19		1,236,000	1,316,340
	8.625% 4/15/20		2,812,000	3,156,470
	Lukoil International Finance 6.125% 11/9/20		16,320,000	18,767,999
	Newfield Exploration 5.625% 7/1/24		8,650,000	9,342,000
*	Noble Holding International 3.95% 3/15/22		18,005,000	18,869,509
	Oasis Petroleum 7.25% 2/1/19		44,000	47,960
#	PDC Energy 144A 7.75% 10/15/22		1,798,000	1,973,305
	Pemex Project Funding Master Trust
	6.625% 6/15/35		4,660,000	5,884,545
	Petrobras International Finance
	5.375% 1/27/21		15,086,000	16,734,402
	Petrohawk Energy 7.25% 8/15/18		15,383,000	17,043,964
*	Petroleos de Venezuela 9.00% 11/17/21		21,858,000	20,710,454
	Petroleos Mexicanos
	#144A 3.50% 1/30/23		11,715,000	11,949,300
	5.50% 6/27/44		6,185,000	6,788,038
	Pioneer Energy Services 9.875% 3/15/18		244,000	269,315
	Pride International 6.875% 8/15/20		38,285,000	48,729,185
*#	PTT 144A 3.375% 10/25/22		9,965,000	10,070,489
	Range Resources
	5.00% 8/15/22		213,000	227,910
	5.75% 6/1/21		1,840,000	2,019,400
	8.00% 5/15/19		5,208,000	5,728,800
#	Ras Laffan Liquefied Natural Gas III 144A
	5.832% 9/30/16		5,037,522	5,453,118
#	Regency Energy Partners 144A
	4.50% 11/1/23		6,410,000	6,650,375
	Rosetta Resources 5.625% 5/1/21		7,005,000	7,311,469
#	Samson Investment 144A 9.75% 2/15/20		4,948,000	5,281,990
	SandRidge Energy
	7.50% 3/15/21		1,868,000	1,947,390
	8.125% 10/15/22		4,554,000	4,872,780
	8.75% 1/15/20		30,000	32,400
#	Sinopec Capital 2013 144A
	1.875% 4/24/18		9,125,000	9,129,261
	*3.125% 4/24/23		5,895,000	5,820,157

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
#	Sinopec Group Overseas Development 2012
	144A 2.75% 5/17/17	USD	1,120,000	$1,169,492
	Suburban Propane Partners 7.375% 8/1/21		2,025,000	2,262,938
	Talisman Energy 5.50% 5/15/42		24,040,000	26,115,613
	Total Capital Canada 2.75% 7/15/23		14,475,000	14,759,434
	Weatherford International
	4.50% 4/15/22		6,630,000	7,072,440
	9.625% 3/1/19		10,546,000	13,961,069
#	Woodside Finance 144A
	8.125% 3/1/14		4,095,000	4,337,981
	8.75% 3/1/19		11,176,000	14,975,337
				471,638,852
Finance Companies – 1.98%
#	CDP Financial 144A
	4.40% 11/25/19		20,171,000	23,425,672
	5.60% 11/25/39		3,130,000	3,964,480
	E Trade Financial 6.375% 11/15/19		6,058,000	6,542,640
	General Electric Capital
	2.10% 12/11/19		3,465,000	3,559,328
	3.10% 1/9/23		7,970,000	8,103,529
	#144A 3.80% 6/18/19		7,075,000	7,676,672
	6.00% 8/7/19		31,670,000	38,852,755
	•6.25% 12/15/49		12,300,000	13,622,963
	•7.125% 12/15/49		6,300,000	7,387,720
•#	ILFC E-Capital Trust I 144A 4.68% 12/21/65		2,480,000	2,244,400
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65		3,001,000	2,865,955
	International Lease Finance
	5.875% 4/1/19		3,775,000	4,161,522
	6.25% 5/15/19		3,232,000	3,640,040
	6.625% 11/15/13		170,000	175,313
	8.25% 12/15/20		3,395,000	4,252,238
	8.75% 3/15/17		6,429,000	7,763,018
•	National Rural Utilities Cooperative Finance
	4.75% 4/30/43		10,255,000	10,485,738
#	Nuveen Investments 144A 9.50% 10/15/20		9,584,000	10,374,680
#	Rosneft Oil 144A 4.199% 3/6/22		7,186,000	7,239,895
#	Temasek Financial I 144A 2.375% 1/23/23		11,275,000	11,110,114
				177,448,672

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Healthcare – 0.95%
	Accellent 8.375% 2/1/17	USD	2,810,000	$3,006,700
	Air Medical Group Holdings 9.25% 11/1/18		3,877,000	4,313,163
	Alere
	#144A 7.25% 7/1/18		1,178,000	1,275,185
	9.00% 5/15/16		44,000	46,283
	Bio-Rad Laboratories 8.00% 9/15/16		2,021,000	2,159,297
#	Biomet 144A
	6.50% 8/1/20		3,430,000	3,751,563
	6.50% 10/1/20		1,078,000	1,131,900
#	CDRT Holding PIK 144A 9.25% 10/1/17		26,000	27,268
	Community Health Systems
	7.125% 7/15/20		30,000	33,563
	8.00% 11/15/19		2,251,000	2,563,326
#	Fresenius Medical Care U.S. Finance II
	144A 5.875% 1/31/22		4,333,000	4,982,949
	HCA 7.50% 2/15/22		6,464,000	7,740,639
	HCA Holdings 7.75% 5/15/21		7,174,000	8,151,457
	Immucor 11.125% 8/15/19		47,000	54,168
	Kinetic Concepts
	10.50% 11/1/18		179,000	201,823
	*12.50% 11/1/19		5,319,000	5,757,817
#	Multiplan 144A 9.875% 9/1/18		6,773,000	7,661,955
#	Mylan 144A 6.00% 11/15/18		2,985,000	3,274,733
*	Radnet Management 10.375% 4/1/18		2,696,000	2,898,200
#	Sky Growth Acquisition 144A
	7.375% 10/15/20		81,000	86,873
	St. Jude Medical 3.25% 4/15/23		20,195,000	20,840,674
#	STHI Holding 144A 8.00% 3/15/18		51,000	56,100
	Tenet Healthcare 8.00% 8/1/20		1,765,000	1,990,038
#	Truven Health Analytics 144A 10.625% 6/1/20		21,000	24,150
#	Valeant Pharmaceuticals International
	144A 6.375% 10/15/20		2,791,000	3,104,988
				85,134,812
Insurance – 2.37%
	American International Group
	6.40% 12/15/20		5,095,000	6,384,815
	•8.175% 5/15/58		1,778,000	2,413,635
	8.25% 8/15/18		15,305,000	19,891,754

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
•	Chubb 6.375% 3/29/67	USD	13,273,000	$14,832,578
#	Highmark 144A
	4.75% 5/15/21		5,710,000	5,778,366
	6.125% 5/15/41		2,145,000	2,110,515
#	Hub International 144A 8.125% 10/15/18		62,000	67,038
*•	ING Groep 5.775% 12/29/49		6,320,000	6,162,000
#	ING U.S. 144A
	2.90% 2/15/18		3,845,000	3,939,537
	5.50% 7/15/22		9,510,000	10,833,982
#	Liberty Mutual Group 144A
	4.95% 5/1/22		10,020,000	11,173,743
	6.50% 5/1/42		11,465,000	13,535,212
	•7.00% 3/15/37		3,778,000	3,919,675
	MetLife
	6.40% 12/15/36		35,000	39,253
	6.817% 8/15/18		8,550,000	10,759,859
#	MetLife Capital Trust X 144A
	9.25% 4/8/38		11,710,000	16,452,550
#	Metropolitan Life Global Funding I 144A
	3.00% 1/10/23		9,860,000	10,068,125
	3.875% 4/11/22		2,760,000	3,011,411
#	Onex USI Acquisition 144A 7.75% 1/15/21		54,000	55,890
	Prudential Financial
	3.875% 1/14/15		4,320,000	4,546,009
	4.50% 11/15/20		3,640,000	4,158,507
	4.50% 11/16/21		3,310,000	3,748,006
	•5.625% 6/15/43		4,800,000	5,052,000
	*•5.875% 9/15/42		4,295,000	4,652,000
	6.00% 12/1/17		7,845,000	9,392,246
t#=‡	Twin Reefs Pass Through Trust 144A
	0.00% 12/29/49		1,900,000	0
	WellPoint
	1.875% 1/15/18		455,000	462,848
	3.30% 1/15/23		19,850,000	20,515,292
•	XL Group 6.50% 12/29/49		5,319,000	5,252,513
•#	ZFS Finance USA Trust II 144A 6.45% 12/15/65		12,255,000	13,296,675
				212,506,034

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Natural Gas – 2.93%
#	CNOOC Finance 2012 144A 3.875% 5/2/22	USD	15,220,000	$16,176,836
	El Paso Pipeline Partners Operating
	6.50% 4/1/20		12,790,000	15,830,989
•	Enbridge Energy Partners 8.05% 10/1/37		18,785,000	21,764,170
	Energy Transfer Partners 9.70% 3/15/19		8,635,000	11,796,325
	Enterprise Products Operating
	•7.034% 1/15/68		22,749,000	26,415,706
	•8.375% 8/1/66		1,492,000	1,715,172
	9.75% 1/31/14		3,046,000	3,252,220
#	GDF Suez 144A 2.875% 10/10/22		10,385,000	10,538,137
	Kinder Morgan Energy Partners 9.00% 2/1/19		16,492,000	22,327,777
	NiSource Finance
	4.80% 2/15/44		5,780,000	5,970,971
	5.80% 2/1/42		10,475,000	12,216,427
#	Pertamina Persero 144A
	*4.875% 5/3/22		7,910,000	8,434,433
	6.00% 5/3/42		6,745,000	7,270,436
	Plains All American Pipeline 8.75% 5/1/19		14,204,000	19,351,515
	Spectra Energy Capital 3.30% 3/15/23		6,510,000	6,644,646
	Statoil 2.45% 1/17/23		7,540,000	7,591,755
	Sunoco Logistics Partners Operations
	3.45% 1/15/23		20,130,000	20,405,922
•	TransCanada Pipelines 6.35% 5/15/67		27,180,000	29,043,188
	Williams Partners 7.25% 2/1/17		13,298,000	15,989,183
				262,735,808
Real Estate – 1.87%
	Alexandria Real Estate Equities 4.60% 4/1/22		13,865,000	15,323,348
	Boston Properties 3.125% 9/1/23		7,825,000	7,957,540
	BRE Properties 3.375% 1/15/23		10,370,000	10,559,346
	Developers Diversified Realty
	4.625% 7/15/22		3,655,000	4,051,527
	4.75% 4/15/18		7,770,000	8,712,571
	7.50% 4/1/17		5,330,000	6,404,480
	7.875% 9/1/20		9,374,000	12,180,154
	9.625% 3/15/16		3,656,000	4,459,377
	Digital Realty Trust
	5.25% 3/15/21		16,343,000	18,656,123
	5.875% 2/1/20		7,425,000	8,694,556

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Real Estate (continued)
	Duke Realty 3.625% 4/15/23	USD	7,520,000	$7,671,062
	National Retail Properties
	3.30% 4/15/23		7,105,000	7,122,898
	3.80% 10/15/22		2,200,000	2,313,476
#	Qatari Diar Finance 144A 5.00% 7/21/20		7,392,000	8,508,192
	Regency Centers
	4.80% 4/15/21		9,255,000	10,481,352
	5.875% 6/15/17		2,168,000	2,498,069
	UDR 4.625% 1/10/22		9,500,000	10,718,508
#	WEA Finance 144A 4.625% 5/10/21		10,480,000	11,885,483
	Weingarten Realty Investors 3.50% 4/15/23		8,665,000	8,851,081
				167,049,143
Services – 1.33%
#	Algeco Scotsman Global Finance 144A
	*8.50% 10/15/18		3,265,000	3,542,525
	10.75% 10/15/19		6,826,000	6,979,584
	Ameristar Casinos 7.50% 4/15/21		5,515,000	6,176,799
#	ARAMARK 144A 5.75% 3/15/20		1,520,000	1,599,800
#	Avis Budget Car Rental 144A 5.50% 4/1/23		4,630,000	4,797,838
*#	Beazer Homes USA 144A 7.25% 2/1/23		5,000	5,250
	Caesars Entertainment Operating
	8.50% 2/15/20		212,000	205,243
	11.25% 6/1/17		2,161,000	2,296,063
	CityCenter Holdings PIK 10.75% 1/15/17		27,000	30,004
#	DigitalGlobe 144A 5.25% 2/1/21		1,570,000	1,591,588
	FTI Consulting 6.75% 10/1/20		3,665,000	4,008,594
	Geo Group
	#144A 5.125% 4/1/23		925,000	960,844
	6.625% 2/15/21		4,087,000	4,546,788
#	H&E Equipment Services 144A 7.00% 9/1/22		5,223,000	5,810,588
	Iron Mountain
	7.75% 10/1/19		1,550,000	1,759,250
	8.00% 6/15/20		2,163,000	2,273,854
	Kansas City Southern de Mexico
	6.125% 6/15/21		88,000	103,796
	M/I Homes 8.625% 11/15/18		4,618,000	5,149,070
#	Mattamy Group 144A 6.50% 11/15/20		53,000	52,603
	Meritage Homes 7.00% 4/1/22		10,000	11,325

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Services (continued)
	MGM Resorts International
	#144A 6.75% 10/1/20	USD	1,000,000	$1,100,000
	*7.75% 3/15/22		137,000	157,208
	11.375% 3/1/18		11,732,000	15,222,269
	NCL 9.50% 11/15/18		9,000	10,238
*	PHH
	7.375% 9/1/19		3,293,000	3,778,718
	9.25% 3/1/16		7,798,000	9,182,144
	Pinnacle Entertainment
	7.75% 4/1/22		88,000	96,800
	*8.75% 5/15/20		2,611,000	2,904,738
	Royal Caribbean Cruises
	5.25% 11/15/22		20,000	20,800
	7.00% 6/15/13		4,625,000	4,653,906
	Ryland Group 8.40% 5/15/17		4,694,000	5,644,535
	Seven Seas Cruises 9.125% 5/15/19		52,000	57,135
	Standard Pacific 10.75% 9/15/16		4,678,000	5,859,194
	Swift Services Holdings 10.00% 11/15/18		51,000	58,650
#	Taylor Morrison Communities 144A
	7.75% 4/15/20		37,000	41,718
	United Rentals North America
	5.75% 7/15/18		30,000	32,850
	6.125% 6/15/23		10,000	10,825
	7.625% 4/15/22		63,000	72,608
	8.25% 2/1/21		192,000	219,840
	10.25% 11/15/19		6,046,000	7,028,474
	West 7.875% 1/15/19		6,570,000	7,194,149
	Wynn Las Vegas 7.75% 8/15/20		3,205,000	3,685,750
				118,933,955
Technology – 1.90%
	Amkor Technology 7.375% 5/1/18		1,340,000	1,432,125
	Apple 2.40% 5/3/23		12,175,000	12,158,807
#	Avaya 144A
	7.00% 4/1/19		3,081,000	2,980,868
	10.50% 3/1/21		5,013,000	4,649,558
	Baidu 3.50% 11/28/22		16,765,000	16,950,387
	CDW
	8.50% 4/1/19		31,000	34,914
	12.535% 10/12/17		2,877,000	3,107,160

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
	Fidelity National Information Services
	3.50% 4/15/23	USD	10,015,000	$10,151,504
	First Data
	#144A 8.25% 1/15/21		52,000	55,510
	#144A 11.25% 1/15/21		3,125,000	3,281,250
	*11.25% 3/31/16		3,589,000	3,669,753
	GXS Worldwide 9.75% 6/15/15		10,122,000	10,476,270
*	iGATE 9.00% 5/1/16		54,000	59,130
	Infor U.S. 9.375% 4/1/19		1,549,000	1,773,605
	j2 Global 8.00% 8/1/20		82,000	88,970
	Jabil Circuit 7.75% 7/15/16		1,178,000	1,369,425
	MagnaChip Semiconductor 10.50% 4/15/18		280,000	315,000
	Microsoft 2.125% 11/15/22		6,000,000	5,925,774
	National Semiconductor 6.60% 6/15/17		24,882,000	30,203,438
	NetApp
	2.00% 12/15/17		6,205,000	6,258,866
	3.25% 12/15/22		7,650,000	7,649,816
	Oracle 5.75% 4/15/18		1,073,000	1,299,865
#	Samsung Electronics America 144A
	1.75% 4/10/17		11,685,000	11,889,254
	Symantec 4.20% 9/15/20		9,630,000	10,454,742
*#	Tencent Holdings 144A 3.375% 3/5/18		10,265,000	10,722,172
#	Viasystems 144A 7.875% 5/1/19		56,000	60,060
	Xerox 6.35% 5/15/18		11,243,000	13,305,596
				170,323,819
Transportation – 0.88%
#	Brambles USA 144A
	3.95% 4/1/15		20,145,000	21,018,346
	5.35% 4/1/20		7,310,000	8,302,566
#	ERAC USA Finance 144A 5.25% 10/1/20		30,240,000	35,520,419
	FedEx 4.10% 4/15/43		7,820,000	7,823,816
#	Kansas City Southern de Mexico 144A
	2.35% 5/15/20		2,745,000	2,761,517
	3.00% 5/15/23		3,050,000	3,065,500
				78,492,164

Statement of net assets
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Utilities – 0.31%
AES
4.875% 5/15/23	USD	2,625,000	$2,684,063
7.375% 7/1/21		1,562,000	1,866,590
8.00% 6/1/20		2,448,000	2,980,440
# Calpine 144A 7.875% 7/31/20		3,783,000	4,303,162
Elwood Energy 8.159% 7/5/26		2,609,069	2,729,739
GenOn Energy 9.875% 10/15/20		4,169,000	4,836,039
* Mirant Americas Generation 8.50% 10/1/21		2,303,000	2,740,570
NRG Energy
7.625% 1/15/18		925,000	1,076,469
7.875% 5/15/21		3,694,000	4,201,925
			27,418,997
Total Corporate Bonds (cost $4,243,892,522)			4,567,683,057

Municipal Bond – 0.00%
Oregon State Taxable Pension
5.892% 6/1/27		305,000	395,124
Total Municipal Bond (cost $305,000)			395,124

Non-Agency Asset-Backed Securities – 1.50%
• Ally Master Owner Trust
Series 2011-1 A1 1.069% 1/15/16		9,350,000	9,391,795
Series 2013-2 A 0.649% 4/15/18		5,000,000	5,000,010
Ameriquest Mortgage Securities
Series 2003-8 AF4 5.82% 10/25/33		65,676	66,599
#Avis Budget Rental Car Funding AESOP
Series 2011-2A A 144A 2.37% 11/20/14		5,455,000	5,577,039
Capital One Multi-Asset Execution Trust
•Series 2007-A1 A1 0.249% 11/15/19		1,500,000	1,489,899
Series 2007-A7 A7 5.75% 7/15/20		20,500,000	24,655,985
CenterPoint Energy Transition Bond
Series 2012-1 A2 2.161% 10/15/21		10,535,000	11,004,145
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39		3,938,000	5,185,523

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
	Citicorp Residential Mortgage Securities
	Series 2006-3 A4 5.703% 11/25/36	USD	4,504,335	$4,493,803
	Series 2006-3 A5 5.948% 11/25/36		5,800,000	5,606,843
	Citifinancial Mortgage Securities
	Series 2003-2 AF4 4.598% 5/25/33		253,832	251,806
	Contimortgage Home Equity Trust
	Series 1996-4 A8 7.22% 1/15/28		5,828	5,151
•	Countrywide Asset-Backed Certificates
	Series 2006-13 1AF3 5.286% 1/25/37		24,422	23,364
	Discover Card Master Trust
	Series 2012-A1 A1 0.81% 8/15/17		10,010,000	10,072,933
#	Enterprise Fleet Financing
	Series 2012-1 A2 144A 1.14% 11/20/17		1,869,711	1,878,082
#	FRS Series 2013-1A A1 144A 1.80% 4/15/43		2,865,000	2,877,188
	GE Capital Credit Card Master Note Trust
	Series 2012-2A 2.22% 1/15/22		4,945,000	5,163,218
	Series 2012-6A 1.36% 8/17/20		15,630,000	15,804,259
#	Golden Credit Card Trust
	Series 2012-5A A 144A 0.79% 9/15/17		4,440,000	4,458,834
#	Great America Leasing Receivables
	Series 2013-1 B 144A 1.44% 5/15/18		945,000	951,160
#•	MASTR Specialized Loan Trust
	Series 2005-2 A2 144A 5.006% 7/25/35		307,108	310,721
	Mid-State Trust XI
	Series 11 A1 4.864% 7/15/38		376,241	402,157
•	RASC Trust
	Series 2006-EMX1 A2 0.43% 1/25/36		2,053,667	1,978,825
	Series 2006-KS3 AI3 0.37% 4/25/36		27,404	26,655
#	TAL Advantage V
	Series 2013-1A A 144A 2.83% 2/22/38		5,369,000	5,386,063
#•	Trafigura Securitisation Finance
	Series 2012-1A A 144A 2.599% 10/15/15		6,960,000	7,095,938
#	Trinity Rail Leasing
	Series 2012-1A A1 144A 2.266% 1/15/43		5,047,965	5,106,132
Total Non-Agency Asset-Backed Securities
	(cost $129,895,497)			134,264,127

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations – 0.37%
•	American Home Mortgage Investment Trust
	Series 2005-2 5A1 5.064% 9/25/35	USD	1,032,804	$1,056,294
	Bank of America Alternative Loan Trust
	Series 2005-1 2A1 5.50% 2/25/20		360,734	366,878
	Series 2005-3 2A1 5.50% 4/25/20		322,080	337,142
	Series 2005-6 7A1 5.50% 7/25/20		1,198,849	1,246,899
•	Bank of America Mortgage Securities
	Series 2003-E 2A2 3.135% 6/25/33		125,589	126,720
	Series 2005-I 2A2 3.105% 10/25/35		4,585	124
•	Chase Mortgage Finance
	Series 2005-A1 3A1 2.912% 12/25/35		909,921	848,761
•	ChaseFlex Trust
	Series 2006-1 A4 5.508% 6/25/36		6,119,000	5,414,753
	Citicorp Mortgage Securities Trust
	Series 2006-3 1A9 5.75% 6/25/36		944,182	966,417
•	Citigroup Mortgage Loan Trust
	Series 2004-UST1 A6 4.464% 8/25/34		549,114	553,146
	Countrywide Alternative Loan Trust
	Series 2005-57CB 4A3 5.50% 12/25/35		506,349	427,093
•w	Countrywide Home Loan Mortgage
	Pass Through Trust
	Series 2003-21 A1 3.054% 5/25/33		47,340	47,434
	Series 2004-HYB2 2A 2.805% 7/20/34		154,354	139,042
	Series 2004-HYB5 3A1 2.996% 4/20/35		168,703	149,375
w	First Horizon Mortgage Pass Through Trust
	Series 2004-5 2A1 6.25% 8/25/17		24,935	25,693
#•	GSMPS Mortgage Loan Trust
	Series 1998-3 A 144A 7.75% 9/19/27		66,943	70,752
•	GSR Mortgage Loan Trust
	Series 2004-9 4A1 2.687% 8/25/34		138,945	141,891
	Series 2006-AR1 3A1 3.187% 1/25/36		824,017	733,746
•	JPMorgan Mortgage Trust
	Series 2005-A2 5A1 4.227% 4/25/35		11,016	11,035
	Series 2005-A8 1A1 5.207% 11/25/35		631,351	614,901
	Series 2006-A2 3A3 5.316% 4/25/36		2,007,397	1,810,995
	Series 2007-A1 7A4 3.00% 7/25/35		151,670	71,839

		Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
•	MASTR ARM Trust
	Series 2003-6 1A2 2.825% 12/25/33	USD	59,485	$59,322
	Series 2004-10 2A2 3.133% 10/25/34		66,716	29,755
	Series 2005-6 7A1 5.301% 6/25/35		1,281,193	1,253,068
	Series 2005-7 2A2 2.553% 9/25/35		2,664	64
	Series 2006-2 4A1 2.649% 2/25/36		275,009	257,508
w	Washington Mutual Alternative Mortgage
	Pass Through Certificates
	Series 2005-1 5A2 6.00% 3/25/35		417,390	149,046
w	Washington Mutual Mortgage Pass
	Through Certificates
	Series 2003-S10 A2 5.00% 10/25/18		379,337	391,167
	•Series 2006-AR14 2A1 4.845% 11/25/36		5,600,990	4,966,001
	Wells Fargo Mortgage-Backed
	Securities Trust
	Series 2005-18 1A1 5.50% 1/25/36		1,042,756	1,045,896
	Series 2006-2 3A1 5.75% 3/25/36		3,758,891	3,796,156
	Series 2006-3 A11 5.50% 3/25/36		3,156,078	3,370,758
	•Series 2006-AR5 2A1 2.639% 4/25/36		2,584,707	2,399,880
	Series 2007-8 2A6 6.00% 7/25/37		256,658	251,075
	Series 2007-14 1A1 6.00% 10/25/37		217,781	225,088
Total Non-Agency Collateralized Mortgage
	Obligations (cost $28,890,346)			33,355,714

ΔRegional Bonds – 1.69%
Australia – 1.22%
	New South Wales Treasury
	3.75% 11/20/20	AUD	8,647,000	11,751,772
	6.00% 3/1/22	AUD	37,815,000	45,516,109
	Queensland Treasury 4.25% 7/21/23	AUD	7,269,000	7,485,855
	Victoria Treasury 6.00% 10/17/22	AUD	36,593,000	44,360,039
				109,113,775
Canada – 0.47%
	Province of Manitoba 2.10% 9/6/22	USD	17,805,000	17,922,940
	Province of Quebec 2.625% 2/13/23		23,460,000	23,973,657
				41,896,597
Total Regional Bonds (cost $150,493,686)				151,010,372

Statement of net assets
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
«Senior Secured Loans – 7.15%
ABC Supply Tranche B 1st Lien 2.75% 4/5/20	USD	3,945,000	$3,981,558
Air Medical Group Holdings
Tranche B1 1st Lien 5.25% 5/26/18		2,478,788	2,543,856
Albertsons 1st Lien 4.50% 2/14/16		6,785,000	6,878,823
Alcatel-Lucent USA
Tranche B 1st Lien 5.25% 6/4/16		700,000	712,542
Tranche C 1st Lien 6.25% 12/4/18		5,299,250	5,441,667
Allied Security Holdings
Tranche 2L 8.25% 1/21/18		2,715,000	2,745,544
ARAMARK Tranche D 3.00% 9/30/19		2,250,000	2,282,803
ATI Holdings Tranche B 4.50% 1/31/20		3,152,100	3,205,292
Avaya
Tranche B-3 4.50% 10/27/17		3,418,231	3,198,449
Tranche B5 6.75% 3/31/18		4,352,466	4,361,171
Avis Budget Car Rental
Tranche B 1st Lien 2.75% 3/15/19		1,425,000	1,447,266
Bausch & Lomb
3.75% 6/27/15		1,469,318	1,484,929
Tranche B 4.25% 4/17/19		8,356,850	8,426,053
Biomet Tranche B 3.75% 7/25/17		3,452,650	3,502,282
BJ’S Wholesale Club 2nd Lien 8.50% 3/29/19		9,940,000	10,353,136
Blackboard Tranche B2 4.75% 10/4/18		8,490,683	8,660,496
Bombardier Recreational Products
1st Lien 3.75% 1/17/19		7,020,000	7,103,363
Bresnan Broadband Holdings 3.22% 12/14/17		7,563,013	7,614,064
Brickman Group Holdings
Tranche B1 4.25% 10/14/16		5,005,988	5,068,563
Burlington Coat Factory Warehouse
4.25% 5/1/17		12,018,067	12,195,272
Caesars Entertainment Operating
Tranche B 7.50% 10/31/16		11,191,800	11,426,101
Tranche B6 5.25% 1/28/18		10,940,855	9,958,454
Catalent Pharma Solutions 6.50% 12/31/17		660,000	668,663
Cemex 1st Lien 5.25% 2/14/17		5,520,000	5,464,800
Chrysler Group Tranche B 4.75% 5/24/17		18,264,386	18,573,766
Clear Channel Communication
Tranche B 3.65% 1/29/16		3,034,940	2,788,351
Community Health Systems 3.50% 1/25/17		5,270,000	5,329,272
Compass Investors
Tranche B 4.00% 12/14/19		9,002,438	9,129,975

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Crown Castle Operating
Tranche B 2.50% 1/31/19	USD	5,546,914	$5,580,717
David’s Bridal Tranche B 3.75% 9/25/19		2,144,625	2,178,122
DaVita HealthCare Partners
Tranche B 3.00% 10/20/16		6,711,342	6,751,831
Tranche B2 3.00% 8/1/19		4,882,763	4,945,818
Delos Aircraft 3.75% 3/17/16		4,880,000	4,928,800
Delta Air Lines
Tranche B 1st Lien 3.25% 4/15/17		10,430,200	10,591,003
Deltek
10.00% 8/28/17		360,000	367,988
1st Lien 3.75% 10/10/18		2,463,825	2,493,083
Dynegy
Tranche B1 1st Lien 3.00% 4/16/20		759,615	761,230
Tranche B2 3.00% 4/16/20		1,215,385	1,217,967
Edward Cayman Island II
1st Lien 3.50% 3/5/20		819,553	824,163
Emdeon
Tranche B 3.75% 11/2/18		6,117,717	6,201,071
1st Lien 3.75% 11/2/18		1,325,000	1,340,044
Equipower Resources Holdings
Tranche B 4.25% 12/21/18		2,021,950	2,059,231
2nd Lien 8.50% 5/23/19		3,660,000	3,769,800
Essar Steel Algoma 8.75% 9/12/14		4,454,470	4,552,838
First Data 1st Lien 4.00% 4/5/17		13,597,445	13,593,201
Flying Fortress 1st Lien 5.00% 6/30/17		1,470,251	1,484,954
Generac Power Systems Tranche B
5.00% 5/30/18		3,606,322	3,678,449
Getty Images Tranche B 3.50% 9/19/19		7,356,563	7,472,656
Gray Television 3.75% 10/11/19		11,598,694	11,772,674
Harrah’s Las Vegas Propco 3.50% 2/13/15		3,655,000	3,363,744
HCA
Tranche B3 2.75% 5/1/18		250,000	250,839
Tranche B4 2.75% 5/1/18		1,550,000	1,555,813
HD Supply Tranche B 3.25% 10/12/17		7,462,978	7,569,094
Hologic Tranche B 3.50% 4/29/19		6,892,913	6,994,438
Hostess Brands 1st Lien 5.50% 3/12/20		5,645,000	5,796,709
Houghton International
1st Lien 4.00% 11/20/19		1,915,200	1,947,121
2nd Lien 8.25% 11/20/20		2,610,000	2,675,250

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
	IASIS Healthcare Tranche B 3.25% 5/3/18	USD	8,177,092	$8,303,584
	Immucor Tranche B2 3.75% 8/19/18		10,916,424	11,042,650
	Ineos US Finance 5.25% 5/4/18		4,206,925	4,267,400
	Infor US Tranche B2 4.00% 4/5/18		4,446,456	4,526,105
	Intelsat Jackson Holdings
	Tranche B1 3.25% 4/2/18		12,252,182	12,446,170
	Landry’s Tranche B 3.50% 4/24/18		7,787,109	7,908,782
	Level 3 Financing
	Tranche B 1st Lien 3.25% 8/1/19		10,210,000	10,342,944
	LTS Buyer
	1st Lien 3.50% 3/15/20		1,330,000	1,346,060
	2nd Lien 8.00% 3/15/21		3,985,000	4,084,625
	MGM Resorts International
	Tranche B 3.25% 12/13/19		5,032,388	5,118,009
	Michael Stores
	Tranche B 1st Lien 2.75% 1/16/20		3,345,000	3,382,033
@	Midstates Petroleum 9.00% 4/4/14		3,885,000	3,885,000
	Mission Broadcasting
	Tranche B 1st Lien 3.50% 12/3/19		423,429	431,368
	MultipPlan Tranche B 3.00% 8/18/17		6,059,526	6,137,797
	National Cinemedia 3.25% 11/26/19		1,424,000	1,434,680
	NEP Broadcasting 2nd Lien 8.25% 7/3/20		4,722,857	4,939,320
	Nexstar Broadcasting
	Tranche B 3.50% 7/19/19		1,001,571	1,020,351
	Novelis Tranche B 2.75% 3/10/17		361,076	367,395
	Nuveen Investments
	7.00% 3/1/19		15,789,000	16,163,988
	2nd Lien 6.50% 2/28/19		8,465,000	8,577,864
	Tranche B 5.00% 5/15/17		10,578,365	10,701,783
	NXP BV Tranche C 3.50% 12/4/20		1,421,438	1,458,157
	Offshore Group Investments
	Tranche B 5.00% 10/17/17		5,001,750	5,076,776
	OSI Restaurants
	Tranche B 1st Lien 2.50% 10/26/19		5,772,000	5,812,883
	Panda Temple Power II
	Tranche B 1st Lien 7.25% 3/28/19		6,861,000	6,998,220
	Par Pharmaceutical
	Tranche B 1st Lien 3.25% 9/28/19		3,137,138	3,169,629
	Peninsula Gaming Tranche B 4.50% 5/16/17		4,129,650	4,198,479

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Pharmaceutical Product Development
3.25% 12/5/18	USD	4,069,800	$4,134,331
PQ Tranche B 4.50% 8/7/17		5,642,125	5,715,676
PVH Tranche B 2.50% 12/19/19		6,305,000	6,368,838
Ranpak 2nd Lien 8.50% 4/10/20		3,970,000	4,089,100
Remy International
Tranche B 1st Lien 3.00% 3/5/20		3,325,398	3,337,869
Reynolds Group Holdings
1st Lien 3.75% 9/21/18		8,650,600	8,808,940
RGIS Services 4.25% 5/3/17		5,225,885	5,307,539
Rite Aid 2nd Lien 4.75% 8/3/20		7,110,000	7,391,435
Samson Investment 2nd Lien 4.75% 9/10/18		6,195,000	6,276,309
Sensus USA 2nd Lien 7.25% 4/13/18		6,235,000	6,297,350
Seven Seas Cruises 1st Lien 3.50% 12/21/18		5,016,500	5,091,748
Smart & Final
1st Lien 4.50% 11/8/19		5,757,570	5,851,131
2nd Lien 9.25% 11/8/20		7,705,000	8,009,987
Sophia Tranche B 1st Lien 3.25% 1/29/18		2,020,656	2,050,335
SourceHOV
1st Lien 5.25% 4/30/18		2,625,000	2,611,875
2nd Lien 8.75% 4/30/19		325,000	321,750
Sprouts Farmers 3.50% 4/12/20		4,620,000	4,645,988
Station Casino Tranche B 4.00% 2/13/20		3,925,000	3,982,238
Sungard Data Systems
1st Lien 3.50% 12/4/19		1,007,475	1,023,054
Supervalu 1st Lien 6.25% 1/10/19		7,335,000	7,457,252
Surgery Center Holdings
4.75% 4/11/19		3,305,000	3,329,788
2nd Lien 8.50% 4/11/20		1,320,000	1,326,600
Swift Transportation
Tranche B2 1st Lien 3.00% 12/21/17		3,436,944	3,499,238
Taminco Global Chemical
Tranche B 3.25% 2/15/19		3,680,562	3,728,870
Tempur-Pedic International
Tranche B 4.00% 9/27/19		4,971,540	5,060,098
TI Group Automotive Systems
Tranche B 4.25% 3/14/19		2,665,000	2,711,638
Topaz Power Holdings 4.00% 2/4/20		5,406,450	5,467,273
Truven Health Tranche B 5.75% 5/23/19		6,250,611	6,348,277

Statement of net assets
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
United Airlines
Tranche B 1st Lien 3.00% 3/12/19	USD	3,105,000	$3,145,735
Univision Communications
Tranche C1 1st Lien 3.50% 2/22/20		4,921,337	4,977,126
Tranche C2 3.50% 2/6/20		12,755,000	12,897,358
U.S. Coatings Acquisition
Tranche B 3.50% 2/1/20		4,865,000	4,933,922
U.S. TelePacific 4.50% 2/10/17		4,285,128	4,290,484
Visant 4.00% 12/22/16		2,788,818	2,717,790
Warner Chilcott
Tranche B1 3.25% 3/15/18		2,072,938	2,106,871
Tranche B2 3.25% 3/15/18		1,846,768	1,877,000
Tranche B3 3.25% 3/15/18		1,138,083	1,156,714
Wide Open West Finance 3.75% 3/27/19		12,915,000	13,109,873
Yankee Cable Acquisition 4.00% 2/13/20		3,070,000	3,126,605
Yankee Candle 4.00% 3/2/19		1,620,142	1,634,926
Zayo Group
Tranche B 1st Lien 3.50% 7/2/19		9,707,098	9,832,989
Total Senior Secured Loans
(cost $630,263,304)			640,459,131

ΔSovereign Bonds – 8.33%
Australia – 0.13%
Australia Government Bond
4.00% 8/20/20	AUD	5,834,000	11,726,216
			11,726,216
Brazil – 0.36%
Brazil Government International Bond
5.625% 1/7/41	USD	6,624,000	8,336,304
Brazil Notas do Tesouro Nacional
Series F 10.00% 1/1/17	BRL	45,356,000	23,434,046
			31,770,350
Colombia – 0.43%
Colombia Government International Bond
4.375% 3/21/23	COP	37,448,000,000	20,824,222
6.125% 1/18/41	USD	13,155,000	17,759,250
			38,583,472

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
Finland – 0.17%
Finland Government Bond 4.00% 7/4/25	EUR	9,289,000	$15,305,675
			15,305,675
Indonesia – 1.08%
Indonesia Treasury Bond
5.625% 5/15/23	IDR	202,065,000,000	21,064,515
7.00% 5/15/22	IDR	194,170,000,000	22,220,717
7.00% 5/15/27	IDR	168,506,000,000	18,799,186
# Indonesian Government
International Bond 144A
3.375% 4/15/23	USD	10,812,000	11,068,785
4.625% 4/15/43		7,913,000	8,209,738
5.25% 1/17/42		13,143,000	14,917,305
			96,280,246
Ireland – 0.19%
# Vnesheconombank 144A 6.025% 7/5/22		14,995,000	17,075,556
			17,075,556
Malaysia – 0.06%
Malaysia Government Bond
4.262% 9/15/16	MYR	15,658,000	5,353,893
			5,353,893
Mexico – 1.10%
Mexican Bonos
6.00% 6/18/15	MXN	54,212,200	4,659,087
6.50% 6/10/21	MXN	71,091,100	6,705,071
6.50% 6/9/22	MXN	75,281,000	7,157,532
7.50% 6/3/27	MXN	373,567,000	39,343,638
7.75% 5/29/31	MXN	286,174,000	31,133,573
8.00%12/17/15	MXN	101,530,500	9,186,751
			98,185,652
Nigeria – 0.06%
Nigeria Government Bond
15.10% 4/27/17	NGN	718,750,000	5,026,701
			5,026,701

Statement of net assets
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
Panama – 0.25%
Panama Government International Bond
6.70% 1/26/36	USD	4,581,000	$6,397,367
7.125% 1/29/26		5,600,000	7,812,000
8.875% 9/30/27		5,330,000	8,559,980
			22,769,347
Paraguay – 0.06%
# Republic of Paraguay 144A
4.625% 1/25/23		5,640,000	5,781,000
			5,781,000
Peru – 0.33%
Peruvian Government International Bond
5.625% 11/18/50		4,410,000	5,677,875
7.125% 3/30/19		18,619,000	24,251,248
			29,929,123
Philippines – 0.13%
* Philippine Government International Bond
5.00% 1/13/37		9,940,000	12,039,825
			12,039,825
Poland – 0.95%
Poland Government Bond
4.00% 10/25/23	PLN	77,778,000	26,266,908
5.75% 10/25/21	PLN	155,266,000	58,692,459
			84,959,367
Republic of Korea – 0.13%
Korea Treasury Inflation-Linked Bond
2.75% 6/10/20	KRW	11,431,536,755	11,950,611
			11,950,611
Russia – 0.15%
Russia Eurobond 7.50% 3/31/30	USD	10,625,190	13,387,739
			13,387,739
South Africa – 0.93%
Republic of South Africa
7.25% 1/15/20	ZAR	135,431,000	16,187,110
8.00% 12/21/18	ZAR	107,773,000	13,286,951
10.50% 12/21/26	ZAR	113,313,000	16,814,192
13.50% 9/15/15	ZAR	117,058,000	15,422,814

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
South Africa (continued)
South Africa Inflation-Linked Bond
2.75% 1/31/22	ZAR	164,425,565	$21,925,375
			83,636,442
Sri Lanka – 0.17%
# Sri Lanka Government International Bond
144A 5.875% 7/25/22	USD	13,896,000	14,764,500
			14,764,500
Turkey – 0.59%
Turkey Government Bond
4.50% 2/11/15	TRY	12,512,486	7,562,606
9.00% 3/5/14	TRY	35,921,000	20,769,488
10.50% 1/15/20	TRY	34,782,000	24,164,133
			52,496,227
United Kingdom – 0.90%
United Kingdom Gilt
4.00% 3/7/22	GBP	25,464,984	47,737,599
4.50% 3/7/19	GBP	6,906,000	12,937,456
4.75% 3/7/20	GBP	10,194,200	19,659,605
			80,334,660
Uruguay – 0.16%
* Uruguay Government International Bond
8.00% 11/18/22	USD	9,967,500	14,363,168
			14,363,168
Total Sovereign Bonds (cost $712,411,696)			745,719,770

Supranational Banks – 0.51%
Andina de Fomento 4.375% 6/15/22		8,910,000	9,758,054
International Bank for Reconstruction
& Development
3.375% 4/30/15	NOK	94,610,000	16,959,874
3.625% 6/22/20	NOK	54,680,000	10,210,066
*6.00% 2/15/17	AUD	7,700,000	8,707,904
Total Supranational Banks
(cost $42,113,655)			45,635,898

Statement of net assets
Delaware Diversified Income Fund

		Principal amount°		Value (U.S. $)
U.S. Treasury Obligations – 3.06%
∞	U.S. Treasury Bond 2.75% 11/15/42	USD	165,135,000	$160,206,710
	U.S. Treasury Notes
	0.625% 4/30/18		30,655,000	30,580,754
	*2.00% 2/15/23		80,495,000	82,859,541
Total U.S. Treasury Obligations
	(cost $270,938,347)			273,647,005

		Number of shares
Common Stock – 0.00%
†=	Century Communications		7,875,000	0
†	Delta Air Lines		197	3,377
	Masco		30	583
	NRG Energy		252	7,023
†	United Continental Holdings		10	323
Total Common Stock (cost $290,957)				11,306

Convertible Preferred Stock – 0.81%
	Apache 6.00% exercise price $109.12,
	expiration date 8/1/13		148,015	6,263,995
	ArcelorMittal 6.00% exercise price $20.94,
	expiration date 12/21/15		106,550	2,222,569
	Aspen Insurance Holdings 5.625% exercise
	price $29.20, expiration date 12/31/49		97,129	6,410,514
	Bank of America 7.25% exercise price
	$50.00, expiration date 12/31/49		1,465	1,821,544
#	Chesapeake Energy 144A 5.75% exercise
	price $27.83, expiration date 12/31/49		3,222	3,266,303
	Cliffs Natural Resources 7.00% exercise
	price $35.53, expiration date 2/1/16		170,100	3,481,947
*	Goodyear Tire & Rubber 5.875% exercise
	price $18.21, expiration date 3/31/14		137,435	6,042,852
	HealthSouth 6.50% exercise price $30.50,
	expiration date 12/31/49		8,066	9,741,711
	Huntington Bancshares 8.50% exercise
	price $11.95, expiration date 12/31/49		3,150	4,189,500
	MetLife 5.00% exercise price $44.28,
	expiration date 9/4/13		160,225	8,035,284
	PPL 9.50% exercise price $28.80,
	expiration date 7/1/13		142,395	8,365,706

	Number of shares		Value (U.S. $)
Convertible Preferred Stock (continued)
SandRidge Energy 8.50% exercise price
$8.01, expiration date 12/31/49		56,252	$5,196,560
Wells Fargo 7.50% exercise price
$156.71, expiration date 12/31/49		5,898	7,783,886
Total Convertible Preferred Stock
(cost $72,878,702)			72,822,371

Preferred Stock – 0.66%
Alabama Power 5.625%		303,360	7,766,016
# Ally Financial 144A 7.00%		9,820	9,691,419
* BB&T 5.85%		222,725	5,893,304
* JPMorgan Chase 5.50%		140,000	3,557,400
• PNC Financial Services Group 6.125%		225,000	6,457,500
* Public Storage 5.20%		223,000	5,648,590
U.S. Bancorp
5.15%		186,000	4,650,000
•6.50%		227,400	6,812,904
* Wells Fargo 5.20%		320,000	8,201,600
Total Preferred Stock (cost $55,414,991)			58,678,733

	Principal amount°
Short-Term Investments – 11.54%
≠Discount Note – 0.61%
Federal Home Loan Bank 0.085% 5/24/13	USD	54,740,327	54,739,999
			54,739,999
Repurchase Agreements – 3.13%
Bank of America 0.11%, dated 4/30/13, to
be repurchased on 5/1/13, repurchase
price $71,010,097 (collateralized by U.S.
Government obligations 4.50% 5/15/38;
market value $72,430,088)		71,009,880	71,009,880
BNP Paribas 0.14%, dated 4/30/13, to
be repurchased on 5/1/13, repurchase
price $209,564,935 (collateralized by
U.S. Government obligations
0.25%-0.875% 3/31/15-1/31/17;
market value $213,755,422)		209,564,120	209,564,120
			280,574,000

Statement of net assets
Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)
Short-Term Investments (continued)
≠U.S. Treasury Obligations – 7.80%
U.S. Treasury Bills
0.03% 5/30/13	USD	250,577,424	$250,573,414
0.065% 5/9/13		110,319,610	110,318,838
0.105% 5/23/13		112,500,000	112,498,312
0.120% 6/6/13		112,500,000	112,497,975
0.125% 6/13/13		112,500,000	112,497,638
			698,386,177
Total Short-Term Investments
(cost $1,033,657,330)			1,033,700,176

Total Value of Securities Before Securities
Lending Collateral – 111.04%
(cost $9,504,259,408)			9,944,379,938

	Number of shares
**Securities Lending Collateral – 1.93%
Investment Companies
Delaware Investments Collateral Fund No. 1		172,796,489	172,796,489
@†Mellon GSL Reinvestment Trust II		5,190,821	0
Total Securities Lending Collateral
(cost $177,987,310)			172,796,489

©Total Value of Securities – 112.97%
(cost $9,682,246,718)			10,117,176,427
**Obligation to Return Securities Lending
Collateral – (1.99%)			(177,987,310)
Other Liabilities Net of Receivables
and Other Assets – (10.98%)			(983,301,245)
Net Assets Applicable to 952,377,378
Shares Outstanding – 100.00%			$8,955,887,872

Net Asset Value – Delaware Diversified Income Fund
Class A ($4,395,505,260 / 467,487,701 Shares)	$9.40
Net Asset Value – Delaware Diversified Income Fund
Class B ($15,561,642 / 1,657,743 Shares)	$9.39
Net Asset Value – Delaware Diversified Income Fund
Class C ($2,044,262,168 / 217,445,361 Shares)	$9.40
Net Asset Value – Delaware Diversified Income Fund
Class R ($149,963,455 / 15,957,722 Shares)	$9.40
Net Asset Value – Delaware Diversified Income Fund
Institutional Class ($2,350,595,347 / 249,828,851 Shares)	$9.41

Components of Net Assets at April 30, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$8,566,993,631
Distributions in excess of net investment income	(33,247,931)
Accumulated net realized loss	(4,545,289)
Net unrealized appreciation of investments and derivatives	426,687,461
Total net assets	$8,955,887,872

°	Principal amount is stated in the currency in which each security is denominated.
•	Variable rate security. The rate shown is the rate as of April 30, 2013. Interest rates reset periodically.
✗	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2013, the aggregate value of Rule 144A securities was $1,810,549,129, which represented 20.22% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

*	Fully or partially on loan.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2013.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in ”Notes to financial statements.”
‡	Non income producing security. Security is currently in default.
Δ	Securities have been classified by country of origin.

Statement of net assets
Delaware Diversified Income Fund

«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2013.

@	Illiquid security. At April 30, 2013, the aggregate value of illiquid securities was $3,885,000, which represented 0.04% of the Fund’s net assets. See Note 10 in ”Notes to financial statements.”
∞	Fully or partially pledged as collateral for futures contracts.
†	Non income producing security.
≠	The rate shown is the effective yield at time of purchase.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $172,295,682 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Diversified Income Fund
Net asset value Class A (A)	$9.40
Sales charge (4.50% of offering price) (B)	0.44
Offering price	$9.84

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at April 30, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(41,202,956)	USD	42,736,942	5/10/13	$56,064
BAML	BRL	72,185,117	USD	(35,779,488)	5/10/13	256,614
BAML	EUR	(123,089,699)	USD	160,284,206	5/10/13	(1,829,316)
BAML	INR	1,942,242,868	USD	(36,005,835)	5/10/13	99,807
BAML	JPY	(2,946,790,635)	USD	29,845,149	5/10/13	(384,499)

Foreign Currency Exchange Contracts (continued)

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	NZD	(10,222,487)	USD	8,641,682	5/10/13	$(114,496)
BAML	ZAR	(13,595,177)	USD	1,461,109	5/10/13	(51,811)
BCLY	MXN	(118,312,703)	USD	9,713,527	5/10/13	(21,487)
BNP	AUD	(7,604,203)	USD	7,903,884	5/10/13	26,924
BNP	EUR	(27,474,835)	USD	35,779,488	5/10/13	(405,849)
BNP	IDR	261,725,803,275	USD	(26,912,679)	5/10/13	(10,604)
BNP	NOK	(151,891,923)	USD	25,637,771	5/10/13	(692,014)
BNP	PLN	(26,374,540)	USD	8,371,371	5/10/13	31,254
CITI	AUD	(27,863,952)	USD	28,942,287	5/10/13	78,874
CITI	JPY	1,053,567,228	USD	(10,704,732)	5/10/13	103,286
CITI	PLN	(70,466,555)	USD	22,183,013	5/10/13	(99,814)
CITI	TRY	41,919,696	USD	(23,370,256)	5/10/13	(23,082)
CS	IDR	174,763,085,920	USD	(17,887,726)	5/10/13	75,690
CS	MXN	347,536,369	USD	(28,516,741)	5/10/13	79,270
GSC	BRL	93,443,186	USD	(46,812,878)	5/10/13	(164,368)
GSC	GBP	(21,132,205)	USD	32,323,186	5/10/13	(501,291)
HSBC	BRL	53,521,245	USD	(26,912,679)	5/10/13	(193,916)
HSBC	EUR	(22,601,012)	USD	29,394,198	5/10/13	(372,140)
HSBC	GBP	(13,439,413)	USD	20,556,725	5/10/13	(318,603)
HSBC	JPY	2,594,060,948	USD	(26,338,853)	5/10/13	272,318
JPMC	BRL	47,339,250	USD	(23,740,848)	5/10/13	(108,247)
JPMC	COP	(18,450,592,066)	USD	10,038,407	5/10/13	(63,194)
JPMC	EUR	(28,203,025)	USD	36,697,776	5/10/13	(446,614)
JPMC	GBP	(23,689,022)	USD	36,248,942	5/10/13	(547,018)
JPMC	JPY	1,951,654,627	USD	(19,797,673)	5/10/13	223,373
MNB	BRL	(2,962,136)	USD	1,481,068	5/1/13	732
MSC	AUD	(43,204,870)	USD	44,893,748	5/10/13	139,149
MSC	GBP	(7,957,549)	USD	12,180,621	5/10/13	(179,774)
MSC	INR	1,232,016,251	USD	(22,358,830)	5/10/13	543,938
MSC	JPY	3,131,962,439	USD	(31,803,353)	5/10/13	325,879
MSC	PLN	(44,326,624)	USD	13,940,198	5/10/13	(76,699)
TD	GBP	(2,770,918)	USD	4,234,522	5/10/13	(69,521)
TD	INR	1,460,362,701	USD	(26,912,679)	5/10/13	234,973
TD	JPY	(6,639,372,592)	USD	67,277,074	5/10/13	(832,921)
TD	MXN	344,187,872	USD	(28,213,277)	5/10/13	107,212
						$(4,851,921)

Statement of net assets
Delaware Diversified Income Fund

Futures Contracts

					Unrealized
		Notional Cost			Appreciation
Contracts to Buy (Sell)		(Proceeds)	Notional Value	Expiration Date	(Depreciation)
(86)	Euro-Bund	$(16,362,102)	$(16,601,313)	6/11/13	$(239,211)
(760)	Euro-O.A.T.	(133,123,818)	(139,913,294)	6/11/13	(6,789,476)
268	Long Gilt	46,885,019	49,961,507	6/29/13	3,076,488
3,235	U.S.Treasury 10 yr Notes	427,995,347	431,417,578	6/29/13	3,422,231
		$325,394,446			$(529,968)

Swap Contracts
CDS Contracts

				Annual		Unrealized
				Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value		Payments	Date	(Depreciation)
	Protection Purchased:
JPMC	CDX.NA.HY.19 5 yr	USD	500,000	5.00%	12/20/17	$(14,366)
	ITRAXX Europe
JPMC	Crossover S19 V1	EUR	34,980,000	5.00%	6/20/18	(1,667,430)
	ITRAXX Europe Subordinate
JPMC	Financials 18.1 5 yr	EUR	15,085,000	5.00%	12/20/17	(349,734)
						(2,031,530)
	Protection Sold /
	Moody’s Rating:
JPMC	CDX.NA.HY.19 5 yr / Baa	USD	500,000	5.00%	12/20/17	14,366
						14,366
Total						$(2,017,164)

IRS Contracts
			Fixed Interest	Floating Interest		Unrealized
Counterparty & Swap			Rate Received	Rate Received	Termination	Appreciation
Referenced Obligation	Notional Value		(Paid)	(Paid)	Date	(Depreciation)
JPMC
2 yr COP	COP	135,431,000,000	(3.57%)	3.066%	4/22/15	$(227,072)
5 yr COP	COP	34,839,000,000	4.25%	(3.066%)	4/23/18	(258,414)
10 yr COP	COP	13,217,000,000	4.91%	(3.066%)	4/24/23	190,983
Total						$(294,503)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
BNP — Banque Paribas
BRL— Brazilian Real
CAD — Canadian Dollar
CDS — Credit Default Swap
CITI — Citigroup Global Markets
COP — Colombian Peso
CS — Credit Suisse
EUR — European Monetary Unit
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
GSC — Goldman Sachs Capital
GSMPS — Goldman Sachs Reperforming Mortgage Securities
HSBC — Hong Kong Shanghai Bank
IDR — Indonesian Rupiah
INR — Indian Rupee
IRS — Interest Rate Swap
JPMC — JPMorgan Chase Bank
JPY — Japanese Yen
KRW — South Korean Won
MASTR — Mortgage Asset Securitization Transactions, Inc.
MNB — Mellon National Bank
MSC — Morgan Stanley Capital
MXN — Mexican Peso
MYR — Malaysian Ringgit
NCUA — National Credit Union Administration
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar

Statement of net assets
Delaware Diversified Income Fund

O.A.T. — Obligations Assimilables du Tresor
PIK — Pay-in-kind
PLN — Polish Zloty
RASC — Residential Asset Securities Corporation
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
TD — Toronto Dominion Securities
TRY — Turkish Lira
UBS — Union Bank of Switzerland
USD — United States Dollar
yr — Year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Diversified Income Fund	April 30, 2013 (Unaudited)

Assets:
Investments, at value (including $172,295,682 of securities on loan)	$8,910,679,762
Short-term investments, at value	1,033,700,176
Short-term investments held as collateral for loaned securities, at value	172,796,489
Cash collateral	6,590,000
Foreign currencies, at value	6,075,924
Receivable for securities sold	681,536,153
Receivables for fund shares sold	21,848,538
Dividends and interest receivable	83,679,852
Securities lending income receivable	90,594
Unrealized gain of foreign currency exchange contracts	2,655,357
Unrealized gain of credit default swap contracts
(including upfront payments paid $21,077)	35,443
Unrealized gain of interest rate swap contracts	190,983
Total assets	10,919,879,271

Liabilities:
Cash overdraft	23,685
Payables for securities purchased	1,722,468,841
Payables for fund shares redeemed	32,889,486
Obligation to return securities lending collateral	177,987,310
Unrealized loss of foreign currency exchange contracts	7,507,278
Unrealized loss of credit default swap contracts
(including upfront payments received $2,543,918)	4,575,448
Unrealized loss of interest rate swap contracts	485,486
Variation margin payable on futures contracts	750,877
Distributions payable	6,955,062
Annual protection payments on credit default swap contracts	384,455
Due to manager and affiliates	6,406,092
Other accrued expenses	3,289,036
Other liabilities	268,343
Total liabilities	1,963,991,399

Total Net Assets	$8,955,887,872

Investments, at cost	$8,470,602,078
Short-term investments, at cost	1,033,657,330
Short-term investments held as collateral for loaned securities, at cost	177,987,310
Foreign currencies, at cost	6,278,642

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Diversified Income Fund	Six Months Ended April 30, 2013 (Unaudited)

Investment Income:
Interest	$172,878,898
Dividends	3,508,887
Securities lending income	605,717	$176,993,502

Expenses:
Management fees	20,291,924
Distribution expenses – Class A	6,911,253
Distribution expenses – Class B	92,890
Distribution expenses – Class C	10,685,460
Distribution expenses – Class R	465,667
Dividend disbursing and transfer agent fees and expenses	6,225,315
Accounting and administration expenses	1,790,029
Reports and statements to shareholders	475,810
Custodian fees	340,659
Legal fees	316,638
Trustees’ fees	216,113
Audit and tax	193,827
Registration fees	142,764
Insurance fees	88,675
Consulting fees	51,037
Dues and services	27,266
Pricing fees	23,287
Trustees’ expenses	17,129	48,355,743
Less waived distribution expenses – Class A		(1,151,876)
Less waived distribution expenses – Class R		(77,611)
Less expense paid indirectly		(4,053)
Total operating expenses		47,122,203
Net Investment Income		129,871,299

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$89,542,757
Foreign currencies	7,177,067
Foreign currency exchange contracts	(3,189,735)
Futures contracts	(13,544,141)
Swap contracts	(10,286,002)
Net realized gain	69,699,946
Net change in unrealized appreciation/(depreciation) of:
Investments	(10,834,598)
Foreign currencies	609,290
Foreign currency exchange contracts	(2,529,213)
Futures contracts	1,441,368
Swap contracts	(1,517,179)
Net change in unrealized appreciation (depreciation)	(12,830,332)
Net Realized and Unrealized Gain	56,869,614

Net Increase in Net Assets Resulting from Operations	$186,740,913

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Diversified Income Fund

	Six Months	Year
	Ended	Ended
	4/30/13	10/31/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$129,871,299	$280,187,960
Net realized gain	69,699,946	110,739,974
Net change in unrealized appreciation (depreciation)	(12,830,332)	271,623,747
Net increase in net assets resulting from operations	186,740,913	662,551,681

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(79,370,580)	(174,424,606)
Class B	(250,086)	(790,648)
Class C	(28,803,071)	(63,819,927)
Class R	(2,478,144)	(5,355,993)
Institutional Class	(42,896,577)	(76,401,112)

Net realized gain:
Class A	(45,328,913)	(111,610,939)
Class B	(181,835)	(732,822)
Class C	(21,051,452)	(51,559,199)
Class R	(1,524,875)	(3,715,709)
Institutional Class	(22,570,318)	(42,449,672)
	(244,455,851)	(530,860,627)

Capital Share Transactions:
Proceeds from shares sold:
Class A	577,153,854	1,520,100,444
Class B	28,960	350,897
Class C	130,933,038	467,468,216
Class R	32,493,047	74,337,347
Institutional Class	586,740,641	1,048,542,437

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	120,165,132	264,504,195
Class B	396,867	1,316,405
Class C	33,062,186	101,704,055
Class R	3,825,794	9,025,664
Institutional Class	56,823,889	103,962,231
	1,541,623,408	3,591,311,891

	Six Months	Year
	Ended	Ended
	4/30/13	10/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(1,162,065,255)	$(1,333,075,813)
Class B	(6,681,528)	(11,412,519)
Class C	(336,944,735)	(381,583,967)
Class R	(46,089,068)	(71,438,247)
Institutional Class	(518,855,747)	(564,023,225)
	(2,070,636,333)	(2,361,533,771)
Increase (decrease) in net assets derived from
capital share transactions	(529,012,925)	1,229,778,120
Net Increase (Decrease) in Net Assets	(586,727,863)	1,361,469,174

Net Assets:
Beginning of period	9,542,615,735	8,181,146,561
End of period (including distributions in excess
of net investment income of $33,247,931 and
$37,607,692, respectively.)	$8,955,887,872	$9,542,615,735

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
4/30/13[1]	10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
(Unaudited)
$9.450	$9.330	$9.770	$9.270	$7.740	$8.930

0.136	0.304	0.359	0.444	0.500	0.411
0.064	0.396	(0.033)	0.598	1.611	(1.053)
0.200	0.700	0.326	1.042	2.111	(0.642)

(0.160)	(0.346)	(0.399)	(0.474)	(0.581)	(0.467)
(0.090)	(0.234)	(0.367)	(0.068)	—	(0.081)
(0.250)	(0.580)	(0.766)	(0.542)	(0.581)	(0.548)

$9.400	$9.450	$9.330	$9.770	$9.270	$7.740

2.16%	7.82%	3.64%	11.60%	28.42%	(7.69% )

$4,395,505	$4,890,056	$4,370,224	$4,423,278	$3,658,355	$2,361,034
0.90%	0.90%	0.92%	0.93%	0.97%	0.97%

0.95%	0.95%	0.97%	0.98%	1.02%	1.02%
2.93%	3.26%	3.84%	4.68%	5.96%	4.75%

2.88%	3.21%	3.79%	4.63%	5.91%	4.70%
138%	238%	237%	232%	213%	251%

Financial highlights
Delaware Diversified Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
4/30/13[1]	10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
(Unaudited)
$9.440	$9.320	$9.750	$9.260	$7.730	$8.920

0.101	0.233	0.288	0.372	0.438	0.346
0.064	0.397	(0.022)	0.589	1.610	(1.053)
0.165	0.630	0.266	0.961	2.048	(0.707)

(0.125)	(0.276)	(0.329)	(0.403)	(0.518)	(0.402)
(0.090)	(0.234)	(0.367)	(0.068)	—	(0.081)
(0.215)	(0.510)	(0.696)	(0.471)	(0.518)	(0.483)

$9.390	$9.440	$9.320	$9.750	$9.260	$7.730

1.78%	7.02%	2.98%	10.78%	27.51%	(8.39% )

$15,562	$21,974	$31,451	$45,741	$50,608	$50,501
1.65%	1.65%	1.67%	1.68%	1.72%	1.72%
2.18%	2.51%	3.09%	3.93%	5.21%	4.00%
138%	238%	237%	232%	213%	251%

Financial highlights
Delaware Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
4/30/13[1]	10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
(Unaudited)
$9.450	$9.330	$9.760	$9.270	$7.740	$8.930

0.101	0.234	0.289	0.373	0.437	0.346
0.064	0.397	(0.023)	0.588	1.611	(1.054)
0.165	0.631	0.266	0.961	2.048	(0.708)

(0.125)	(0.277)	(0.329)	(0.403)	(0.518)	(0.401)
(0.090)	(0.234)	(0.367)	(0.068)	—	(0.081)
(0.215)	(0.511)	(0.696)	(0.471)	(0.518)	(0.482)

$9.400	$9.450	$9.330	$9.760	$9.270	$7.740

1.78%	7.01%	2.98%	10.65%	27.47%	(8.39% )

$2,044,262	$2,230,985	$2,012,603	$2,097,340	$1,375,429	$717,511
1.65%	1.65%	1.67%	1.68%	1.72%	1.72%
2.18%	2.51%	3.09%	3.93%	5.21%	4.00%
138%	238%	237%	232%	213%	251%

Financial highlights
Delaware Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
4/30/13[1]	10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
(Unaudited)
$9.450	$9.330	$9.760	$9.270	$7.730	$8.930

0.124	0.280	0.336	0.420	0.479	0.390
0.064	0.397	(0.023)	0.589	1.621	(1.064)
0.188	0.677	0.313	1.009	2.100	(0.674)

(0.148)	(0.323)	(0.376)	(0.451)	(0.560)	(0.445)
(0.090)	(0.234)	(0.367)	(0.068)	—	(0.081)
(0.238)	(0.557)	(0.743)	(0.519)	(0.560)	(0.526)

$9.400	$9.450	$9.330	$9.760	$9.270	$7.730

2.03%	7.55%	3.49%	11.33%	28.27%	(8.04% )

$149,964	$160,695	$146,620	$172,642	$137,179	$96,238
1.15%	1.15%	1.17%	1.18%	1.22%	1.22%

1.25%	1.25%	1.27%	1.28%	1.32%	1.32%
2.68%	3.01%	3.59%	4.43%	5.71%	4.50%

2.58%	2.91%	3.49%	4.33%	5.61%	4.40%
138%	238%	237%	232%	213%	251%

Financial highlights
Delaware Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
4/30/13[1]	10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
(Unaudited)
$9.460	$9.340	$9.770	$9.280	$7.740	$8.940

0.148	0.327	0.383	0.470	0.521	0.433
0.064	0.397	(0.023)	0.586	1.621	(1.064)
0.212	0.724	0.360	1.056	2.142	(0.631)

(0.172)	(0.370)	(0.423)	(0.498)	(0.602)	(0.488)
(0.090)	(0.234)	(0.367)	(0.068)	—	(0.081)
(0.262)	(0.604)	(0.790)	(0.566)	(0.602)	(0.569)

$9.410	$9.460	$9.340	$9.770	$9.280	$7.740

2.29%	8.08%	4.01%	11.76%	28.87%	(7.57% )

$2,350,595	$2,238,906	$1,620,249	$1,242,001	$323,134	$85,857
0.65%	0.65%	0.67%	0.68%	0.72%	0.72%
3.18%	3.51%	4.09%	4.93%	6.21%	5.00%
138%	238%	237%	232%	213%	251%

Notes to financial statements
Delaware Diversified Income Fund	April 30, 2013 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, Delaware International Bond Fund and Delaware U.S. Growth Fund. These financial statements and related notes pertain to Delaware Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and ask price, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2009 – Oct. 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with

Notes to financial statements
Delaware Diversified Income Fund

1. Significant Accounting Policies (continued)

the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2013.

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g, “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statement of operations under the caption net realized gains (loss) on foreign currencies. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended April 30, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended April 30, 2013, the Fund earned $4,053 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion and 0.425% on average daily net assets in excess $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended Oct. 31, 2012, the Fund was charged $223,860 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Notes to financial statements
Delaware Diversified Income Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees through Feb. 28, 2014 to 0.25% and 0.50%, respectively, of the classes’ average daily net assets.

At April 30, 2013, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$3,249,518
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	198,285
Distribution fees payable to DDLP	2,671,656
Other expenses payable to DMC and affiliates*	286,633

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2013, the Fund was charged $ 147,131 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2013, DDLP earned $133,440 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2013, DDLP received gross CDSC commissions of $29,716, $690 and $21,573 on redemptions of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2013, the Fund made purchases of $9,376,349,282 and sales of $ 9,266,343,572 of investment securities other than U.S. government securities and short-term investments. For the six months ended April 30, 2013, the Fund made purchases of $ 1,552,385,423 and sales of 1,809,659,970 of long-term U.S. government securities.

At April 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2013, the cost of investments was $9,723,610,960. At April 30, 2013, the net unrealized appreciation was $393,565,467 of which $436,530,871 related to unrealized appreciation of investments and $42,965,404 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements
Delaware Diversified Income Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-
Backed Securities	$—	$2,057,438,954	$10,053,279	$2,067,492,233
Corporate Debt	29,754,611	5,538,334,710	—	5,568,089,321
Common Stock	11,306	—	—	11,306
Foreign Debt	—	942,366,040	—	942,366,040
Municipal Bond	—	395,124	—	395,124
U.S. Treasury Obligations	—	273,647,005	—	273,647,005
Preferred Stock	45,429,913	13,248,820	—	58,678,733
Short-Term Investments	—	1,033,700,176	—	1,033,700,176
Securities Lending
Collateral	—	172,796,489	—	172,796,489
Total	$75,195,830	$10,031,927,318	$10,053,279	$10,117,176,427

Foreign Currency
Exchange Contracts	$—	$(4,851,921)	$—	$(4,851,921)
Futures Contracts	$(529,968)	$—	$—	$(529,968)
Swap Contracts	$—	$(2,311,667)	$—	$(2,311,667)

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

During the six months ended April 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2013 and the year ended Oct. 31, 2012 was as follows:

	Six Months Ended	Year Ended
	4/30/13*	10/31/12
Ordinary income	$207,185,589	$412,360,537
Long-term capital gain	37,270,262	118,500,090
Total	$244,455,851	$530,860,627

*Tax information for the period ended April 30, 2013 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2013, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$8,566,993,631
Undistributed ordinary income	3,497,197
Undistributed long-term capital gain	32,683,550
Distributions payable	(6,955,062)
Other temporary differences	(30,212,223)
Unrealized appreciation	389,880,779
Net assets	$8,955,887,872

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-to-market of foreign currency exchange contracts, tax deferral of losses on straddles, tax treatment of CDS contracts, tax treatment of contingent payment on debt instruments, distributions payable and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions, gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments and tax treatments of paydowns gains (losses) of asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2013, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Distributions in excess of net investment income	$28,286,920
Accumulated net realized loss	(28,286,920)

Notes to financial statements
Delaware Diversified Income Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/13	10/31/12
Shares sold:
Class A	61,721,471	163,424,367
Class B	3,089	37,636
Class C	13,985,434	50,237,269
Class R	3,478,352	7,995,088
Institutional Class	62,636,825	112,519,790

Shares issued upon reinvestment of dividends and distributions:
Class A	12,868,472	28,668,206
Class B	42,571	143,303
Class C	3,542,464	11,038,873
Class R	410,098	979,616
Institutional Class	6,084,289	11,255,199
	164,773,065	386,299,347
Shares redeemed:
Class A	(124,316,822)	(143,178,609)
Class B	(715,760)	(1,228,493)
Class C	(36,078,644)	(40,970,892)
Class R	(4,935,876)	(7,687,930)
Institutional Class	(55,537,810)	(60,631,716)
	(221,584,912)	(253,697,640)
Net increase (decrease)	(56,811,847)	132,601,707

For the six months ended April 30, 2013 and year ended Oct. 31, 2012, 109,754 Class B shares were converted to 109,743 Class A shares valued at $1,025,591 and 372,298 Class B shares were converted to 372,250 Class A shares valued at $3,468,560, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 12, 2013. The Fund had no amounts outstanding as of April 30, 2013, or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. The Fund may use futures contracts to a limited

Notes to financial statements
Delaware Diversified Income Fund

8. Derivatives (continued)

extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the six months ended April 30, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. During the six months ended April 30, 2013, the Fund did not enter into options written.

Swap Contracts — The Fund may enter into interest rate swap contracts and credit default swap (CDS) contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty combined with any credit enhancements, is rated at least BBB- by S&P or Baa3 by Moody’s or is determined to be of equivalent quality by the manager.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended April 30, 2013, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. The Fund had posted $ 6,590,000 as cash collateral for certain open derivatives which is presented as cash collateral on the statement of assets and liabilities. The Fund received $1,667,000 as securities collateral and $430,000 as cash collateral for certain open derivatives.

Notes to financial statements
Delaware Diversified Income Fund

8. Derivatives (continued)

As disclosed in the footnotes to the statement of net assets, at April 30, 2013, the notional value of the protection sold was $500,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for CDS agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At April 30, 2013, the net unrealized appreciation of the protection sold was $14,366.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of April 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets		Statement of Assets
	and Liabilities Location	Fair Value	and Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain of foreign currency contracts	$2,655,357	Unrealized loss of foreign currency contracts	$(7,507,278)
Interest rate contracts
(Futures contracts)	Variation margin receivable on futures contracts	6,498,719	Variation margin payable on futures contracts	(7,028,687)*
Interest rate contracts
(Swap contracts)	Unrealized gain of interest rate swap contracts	190,983	Unrealized loss of interest rate swap contracts	(485,486)
Credit contracts
(Swap contracts)	Unrealized gain of credit default swap contracts	35,443	Unrealized loss of credit default swap contracts	(4,575,448)
Total		$9,380,502		$(19,596,899)

*Includes cumulative depreciation of futures contracts from the date the contracts are opened through April 30, 2013. Only current day variation margin is reported on the Fund’s statement of assets and liabilities

Notes to financial statements
Delaware Diversified Income Fund

8. Derivatives (continued)

The effect of derivative instruments on the statement of operations for the six months ended April 30, 2013 was as follows:

			Change in
			Unrealized
		Realized Gain	Appreciation
		(Loss) on	(Depreciation)
		Derivatives	on Derivatives
	Location of Gain (Loss) on	Recognized in	Recognized in
	Derivatives Recognized in Income	Income	Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(3,189,735)	$(2,529,213)
Interest rate contracts
(Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(13,544,141)	1,441,368
Interest rate contracts
(Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(1,024)	(294,503)
Credit contracts
(Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(10,284,978)	(1,222,676)
Total		$(27,019,878)	$(2,605,024)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended April 30, 2013. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended April 30, 2013.

	Long		Short
	Derivative		Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	494,198,180	USD	657,204,021
Futures contracts (average notional value)		455,918,099		345,030,474
Options contracts (average notional value)		43,237		—
Interest rate swap contracts
(average notional value)		211,382		—
	COP	11,958,016,260		—
CDS contracts (average notional value)*	USD	20,786,941		182,927
	EUR	36,322,480

*Long represents buying protection and short represents selling protection.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In Oct. 2008, BNY Mellon transferred certain distressed securities from the

Notes to financial statements
Delaware Diversified Income Fund

9. Securities Lending (continued)

Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At April 30, 2013, the value of securities on loan was $172,295,682, for which cash collateral was received and invested in accordance with the Lending Agreement. At April 30, 2013, the value of invested collateral was $ 172,796,489. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

10. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in certain obligations held by the Fund that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether

Notes to financial statements
Delaware Diversified Income Fund

10. Credit and Market Risk (continued)

individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2013 that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
	New York, NY	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Semiannual report Delaware U.S. Growth Fund April 30, 2013 U.S. growth equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware U.S. Growth Fund at delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware U.S. Growth Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocation and
top 10 equity holdings	3
Statement of net assets	5
Statement of operations	9
Statements of changes in net assets	10
Financial highlights	12
Notes to financial statements	22
About the organization	32

Unless otherwise noted, views expressed herein are current as of April 30, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from November 1, 2012 to April 30, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2012 to April 30, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware U.S. Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During Period
	11/1/12	4/30/13	Ratio	11/1/12 to 4/30/13*
Actual Fund return†
Class A	$1,000.00	$1,120.20	1.10%	$5.78
Class B	1,000.00	1,116.90	1.85%	9.71
Class C	1,000.00	1,116.50	1.85%	9.71
Class R	1,000.00	1,119.40	1.35%	7.09
Institutional Class	1,000.00	1,121.70	0.85%	4.47
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.34	1.10%	$5.51
Class B	1,000.00	1,015.62	1.85%	9.25
Class C	1,000.00	1,015.62	1.85%	9.25
Class R	1,000.00	1,018.10	1.35%	6.76
Institutional Class	1,000.00	1,020.58	0.85%	4.26

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type/sector allocation and
top 10 equity holdings
Delaware U.S. Growth Fund	As of April 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
²Common Stock	96.85%
Consumer Discretionary	11.14%
Consumer Staples	4.64%
Energy	9.82%
Financial Services	19.30%
Healthcare	13.62%
Materials & Processing	2.43%
Producer Durables	1.26%
Technology	34.64%
Warrant	0.18%
Short-Term Investments	2.37%
Securities Lending Collateral	0.00%
Total Value of Securities	99.40%
Obligation to Return Securities Lending Collateral	(0.05%)
Receivables and Other Assets Net of Other Liabilities	0.65%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

3

Security type/sector allocation and
top 10 equity holdings

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Visa Class A	5.73%
Crown Castle International	5.40%
MasterCard Class A	4.97%
EOG Resources	4.95%
Kinder Morgan	4.87%
Adobe Systems	4.81%
Allergan	4.69%
Walgreen	4.64%
QUALCOMM	4.59%
Celgene	4.23%

4

Statement of net assets
Delaware U.S. Growth Fund	April 30, 2013 (Unaudited)

	Number of shares	Value
²Common Stock – 96.85%
Consumer Discretionary – 11.14%
† Liberty Interactive Class A	2,526,240	$53,783,649
NIKE Class B	492,950	31,351,620
† priceline.com	69,450	48,336,506
† Sally Beauty Holdings	711,748	21,395,145
		154,866,920
Consumer Staples – 4.64%
Walgreen	1,301,950	64,459,545
		64,459,545
Energy – 9.82%
EOG Resources	567,800	68,794,648
Kinder Morgan	1,731,783	67,712,715
		136,507,363
Financial Services – 19.30%
CME Group	461,923	28,112,634
† IntercontinentalExchange	265,325	43,229,402
MasterCard Class A	125,025	69,130,073
Progressive	1,898,389	48,010,258
Visa Class A	473,025	79,685,791
		268,168,158
Healthcare – 13.62%
Allergan	573,600	65,132,280
† Celgene	498,425	58,849,040
Novo Nordisk ADR	218,725	38,633,397
Perrigo	223,781	26,721,689
		189,336,406
Materials & Processing – 2.43%
Syngenta ADR	394,475	33,727,613
		33,727,613
Producer Durables – 1.26%
Caterpillar	207,125	17,537,274
		17,537,274
Technology – 34.64%
† Adobe Systems	1,484,175	66,906,609
Apple	129,050	57,136,888
† BMC Software	985,207	44,807,214
† Crown Castle International	974,024	74,999,847

5

Statement of net assets
Delaware U.S. Growth Fund

	Number of shares	Value
²Common Stock (continued)
Technology (continued)
† Google Class A	63,400	$52,277,738
Intuit	799,775	47,698,581
QUALCOMM	1,036,000	63,838,320
† Teradata	640,725	32,721,826
† VeriFone Systems	510,175	10,958,559
*† VeriSign	653,800	30,120,566
		481,466,148
Total Common Stock (cost $1,004,409,162)		1,346,069,427

Warrant – 0.18%
† Kinder Morgan CW17 strike price $40.00,
expiration date 5/25/17	460,552	2,565,275
Total Warrant (cost $843,781)		2,565,275

	Principal amount
Short-Term Investments – 2.37%
≠Discount Note – 0.16%
Federal Home Loan Bank 0.085% 5/24/13	$2,227,409	2,227,395
		2,227,395
Repurchase Agreements – 1.29%
Bank of America 0.11%, dated 4/30/13, to be
repurchased on 5/1/13, repurchase price $4,554,584
(collateralized by U.S. Government obligations 4.50%
5/15/38; market value $4,645,662)	4,554,570	4,554,570

BNP Paribas 0.14%, dated 4/30/13, to be
repurchased on 5/1/13, repurchase price
$13,441,482 (collateralized by U.S. Government
obligations 0.25%-0.875% 3/31/15–1/31/17;
market value $13,710,260)	13,441,430	13,441,430
		17,996,000
≠U.S. Treasury Obligations – 0.92%
U.S. Treasury Bills
0.03% 5/30/13	8,341,285	8,341,151
0.065% 5/9/13	4,442,439	4,442,408
		12,783,559
Total Short-Term Investments (cost $33,006,762)		33,006,954

6

	Principal amount	Value

Total Value of Securities Before Securities
Lending Collateral – 99.40%
(cost $1,038,259,705)		$1,381,641,656

	Number of shares
**Securities Lending Collateral – 0.00%
Investment Companies
†@Mellon GSL Reinvestment Trust II	703,107	0
Total Securities Lending Collateral (cost $703,107)		0

Total Value of Securities – 99.40%
(cost $1,038,962,812)		1,381,641,656 ©
**Obligation to Return Securities
Lending Collateral – (0.05%)		(703,107)
Receivables and Other Assets
Net of Other Liabilities – 0.65%		8,982,875
Net Assets Applicable to 68,680,118
Shares Outstanding – 100.00%		$1,389,921,424

Net Asset Value – Delaware U.S. Growth Fund
Class A ($204,595,486 / 10,549,106 Shares)		$19.39
Net Asset Value – Delaware U.S. Growth Fund
Class B ($1,773,394 / 106,717 Shares)		$16.62
Net Asset Value – Delaware U.S. Growth Fund
Class C ($49,247,116 / 2,733,921 Shares)		$18.01
Net Asset Value – Delaware U.S. Growth Fund
Class R ($18,891,645 / 997,513 Shares)		$18.94
Net Asset Value – Delaware U.S. Growth Fund
Institutional Class ($1,115,413,783 / 54,292,861 Shares)		$20.54

Components of Net Assets at April 30, 2013:
Shares of beneficial interest (unlimited authorization – no par)		$1,161,980,075
Undistributed net investment income		1,859,215
Accumulated net realized loss on investments		(116,596,710)
Net unrealized appreciation of investments		342,678,844
Total net assets		$1,389,921,424

7

Statement of net assets
Delaware U.S. Growth Fund

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
@	Illiquid security. At April 30, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
©	Includes $158,573 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware U.S. Growth Fund
Net asset value Class A (A)	$19.39
Sales charges (5.75% of offering price) (B)	1.18
Offering price	$20.57

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

ADR — American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

8

Statement of operations
Delaware U.S. Growth Fund	Six Months Ended April 30, 2013 (Unaudited)

Investment Income:
Dividends	$9,153,156
Securities lending income	367
Interest	13,733
Foreign tax withheld	(215,860)	$8,951,396

Expenses:
Management fees	3,753,102
Dividend disbursing and transfer agent fees and expenses	997,869
Distribution expenses – Class A	256,482
Distribution expenses – Class B	10,191
Distribution expenses – Class C	196,233
Distribution expenses – Class R	46,988
Accounting and administration expenses	238,467
Registration fees	78,108
Reports and statements to shareholders	52,151
Legal fees	38,150
Trustees’ fees	28,068
Audit and tax	22,470
Custodian fees	14,208
Insurance fees	8,717
Dues and services	6,575
Consulting fees	5,877
Trustees’ expenses	2,088
Pricing fees	1,450	5,757,194
Less fees waived		(21,388)
Less waived distribution expenses – Class A		(42,747)
Less waived distribution expenses – Class R		(7,831)
Less expense paid indirectly		(374)
Total operating expenses		5,684,854
Net Investment Income		3,266,542

Net Realized and Unrealized Gain:
Net realized gain on investments		33,537,436
Net change in unrealized appreciation (depreciation)
of investments		104,769,097
Net Realized and Unrealized Gain		138,306,533

Net Increase in Net Assets Resulting from Operations		$141,573,075

See accompanying notes, which are an integral part of the financial statements.

9

Statements of changes in net assets
Delaware U.S. Growth Fund

	Six Months	Year
	Ended	Ended
	4/30/13	10/31/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$3,266,542	$(7,753)
Net realized gain	33,537,436	15,012,947
Net change in unrealized appreciation (depreciation)	104,769,097	93,577,399
Net increase in net assets resulting from operations	141,573,075	108,582,593

Dividends and Distributions to Shareholders from:
Net investment income:
Institutional Class	(1,407,327)	(762,634)
	(1,407,327)	(762,634)

Capital Share Transactions:
Proceeds from shares sold:
Class A	66,491,103	97,179,803
Class B	55,599	11,237
Class C	17,101,025	18,695,774
Class R	11,993,795	10,559,111
Institutional Class	195,306,770	381,972,084

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Institutional Class	1,281,746	611,918
	292,230,038	509,029,927

10

	Six Months	Year
	Ended	Ended
	4/30/13	10/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(27,622,364)	$(23,402,778)
Class B	(778,717)	(1,473,929)
Class C	(3,320,354)	(3,249,329)
Class R	(6,011,213)	(1,429,661)
Institutional Class	(118,035,381)	(116,061,003)
	(155,768,029)	(145,616,700)
Increase in net assets derived from capital
share transactions	136,462,009	363,413,227
Net Increase in Net Assets	276,627,757	471,233,186

Net Assets:
Beginning of period	1,113,293,667	642,060,481
End of period (including undistributed net investment
income of $1,859,215 and $—, respectively)	$1,389,921,424	$1,113,293,667

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights
Delaware U.S. Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

12

Six Months Ended	Year Ended
4/30/13[1]	10/31/12		10/31/11		10/31/10		10/31/09		10/31/08
(Unaudited)
$17.310	$14.960		$13.450		$11.100		$9.380		$15.760

0.033	(0.031)		0.006		(0.038)		0.001		(0.019)
2.047	2.381		1.504		2.388		1.719		(6.361)
2.080	2.350		1.510		2.350		1.720		(6.380)

$19.390	$17.310		$14.960		$13.450		$11.100		$9.380

12.02%	15.71%		11.23%		21.17%		18.34%		(40.49% )

$204,595	$146,112		$60,615		$89,259		$128,702		$127,819
1.10%	1.10%		1.10%		1.07%		1.00%		1.01%

1.15%	1.16%		1.21%		1.26%		1.31%		1.18%
0.36%	(0.19%	)	0.04%		(0.31%	)	0.00%		(0.15% )

0.31%	(0.25%	)	(0.07%	)	(0.50%	)	(0.31%	)	(0.32% )
11%	20%		25%		22%		30%		35%

13

Financial highlights
Delaware U.S. Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six Months Ended	Year Ended
4/30/13[1]	10/31/12		10/31/11		10/31/10		10/31/09		10/31/08
(Unaudited)
$14.880	$12.960		$11.740		$9.760		$8.310		$14.070

(0.031)	(0.134)		(0.090)		(0.114)		(0.058)		(0.106)
1.771	2.054		1.310		2.094		1.508		(5.654)
1.740	1.920		1.220		1.980		1.450		(5.760)

$16.620	$14.880		$12.960		$11.740		$9.760		$8.310

11.69%	14.81%		10.39%		20.29%		17.45%		(40.94% )

$1,773	$2,271		$3,288		$4,428		$5,564		$8,352
1.85%	1.85%		1.85%		1.82%		1.75%		1.76%

1.85%	1.86%		1.91%		1.96%		2.01%		1.88%
(0.39% )	(0.94%	)	(0.71%	)	(1.06%	)	(0.75%	)	(0.90% )

(0.39% )	(0.95%	)	(0.77%	)	(1.20%	)	(1.01%	)	(1.02% )
11%	20%		25%		22%		30%		35%

15

Financial highlights
Delaware U.S. Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six Months Ended	Year Ended
4/30/13[1]	10/31/12		10/31/11		10/31/10		10/31/09		10/31/08
(Unaudited)
$16.130	$14.050		$12.720		$10.580		$9.010		$15.250

(0.033)	(0.146)		(0.098)		(0.123)		(0.065)		(0.115)
1.913	2.226		1.428		2.263		1.635		(6.125)
1.880	2.080		1.330		2.140		1.570		(6.240)

$18.010	$16.130		$14.050		$12.720		$10.580		$9.010

11.66%	14.80%		10.46%		20.23%		17.43%		(40.92% )

$49,247	$31,103		$13,456		$12,535		$13,112		$14,536
1.85%	1.85%		1.85%		1.82%		1.75%		1.76%

1.85%	1.86%		1.91%		1.96%		2.01%		1.88%
(0.39% )	(0.94%	)	(0.71%	)	(1.06%	)	(0.75%	)	(0.90% )

(0.39% )	(0.95%	)	(0.77%	)	(1.20%	)	(1.01%	)	(1.02% )
11%	20%		25%		22%		30%		35%

17

Financial highlights
Delaware U.S. Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six Months Ended	Year Ended
4/30/13[1]	10/31/12		10/31/11		10/31/10		10/31/09		10/31/08
(Unaudited)
$16.920	$14.660		$13.210		$10.930		$9.260		$15.600

0.010	(0.073)		(0.030)		(0.067)		(0.022)		(0.050)
2.010	2.333		1.480		2.347		1.692		(6.290)
2.020	2.260		1.450		2.280		1.670		(6.340)

$18.940	$16.920		$14.660		$13.210		$10.930		$9.260

11.94%	15.42%		10.98%		20.86%		18.03%		(40.64% )

$18,892	$11,202		$1,697		$2,375		$2,336		$2,055
1.35%	1.35%		1.35%		1.32%		1.25%		1.26%

1.45%	1.46%		1.51%		1.56%		1.61%		1.48%
0.11%	(0.44%	)	(0.21%	)	(0.56%	)	(0.25%	)	(0.40% )

0.01%	(0.55%	)	(0.37%	)	(0.80%	)	(0.61%	)	(0.62% )
11%	20%		25%		22%		30%		35%

19

Financial highlights
Delaware U.S. Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six Months Ended	Year Ended
4/30/13[1]	10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
(Unaudited)
$18.340	$15.830	$14.220	$11.710	$9.890	$16.580

0.058	0.011	0.045	(0.008)	0.024	0.014
2.170	2.520	1.587	2.527	1.813	(6.704)
2.228	2.531	1.632	2.519	1.837	(6.690)

(0.028)	(0.021)	(0.022)	(0.009)	(0.017)	—
(0.028)	(0.021)	(0.022)	(0.009)	(0.017)	—

$20.540	$18.340	$15.830	$14.220	$11.710	$9.890

12.17%	16.01%	11.48%	21.42%	18.48%	(40.35%	)

$1,115,414	$922,606	$563,004	$477,361	$460,756	$542,554
0.85%	0.85%	0.85%	0.82%	0.75%	0.76%

0.85%	0.86%	0.91%	0.96%	1.01%	0.88%
0.61%	0.06%	0.29%	(0.06% )	0.25%	0.10%

0.61%	0.05%	0.23%	(0.20% )	(0.01% )	(0.02%	)
11%	20%	25%	22%	30%	35%

21

Notes to financial statements
Delaware U.S. Growth Fund	April 30, 2013 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, Delaware International Bond Fund and Delaware U.S. Growth Fund. These financial statements and the related notes pertain to Delaware U.S. Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation by investing in equity securities of companies believed to have the potential for sustainable free cash flow growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad

22

market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2009–Oct. 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2013.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual

23

Notes to financial statements
Delaware U.S. Growth Fund

1. Significant Accounting Policies (continued)

basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually and may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $4,685 for the six months ended April 30, 2013. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended April 30, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended April 30, 2013, the Fund earned $374 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on the average daily net assets in excess $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.85% of average daily net assets of the Fund through Feb. 28, 2014. This expense waiver and reimbursement applies only to expenses paid directly to the Fund and may only be terminated by agreement of DMC and the Fund.

24

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended April 30, 2013, the Fund was charged $29,820 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and services expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees through Feb. 28, 2014 to no more than 0.25% and 0.50%, of its respective average daily net assets. This expense waiver and reimbursement applies only to expenses paid directly to the Fund and may only be terminated by the agreement of DMC and the Fund.

At April 30, 2013, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$666,513
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	29,993
Distribution fees payable to DDLP	88,689
Other expenses payable to DMC and affiliates*	16,047

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2013, the Fund was charged $19,608 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2013, DDLP earned $42,819 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2013, DDLP received gross CDSC commissions of $0, $96, and $1,286 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

25

Notes to financial statements
Delaware U.S. Growth Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2013, the Fund made purchases of $247,468,529 and sales of $129,929,029 of investment securities other than short-term investments.

At April 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2013, the cost of investments was $1,047,976,270. At April 30, 2013, net unrealized appreciation was $333,665,386, of which $348,680,748 related to unrealized appreciation of investments and $15,015,362 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

26

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,346,069,427	$—	$—	$1,346,069,427
Warrant	2,565,275	—	—	2,565,275
Short-Term Investments	—	33,006,954	—	33,006,954
Total	$1,348,634,702	$33,006,954	$—	$1,381,641,656

The securities deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

During the six months ended April 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2013 and the year ended Oct. 31, 2012 was as follows:

	Six Months Ended	Year Ended
	4/30/13*	10/31/12
Ordinary income	$1,407,327	$762,634

*Tax information for the six months ended April 30, 2013 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

27

Notes to financial statements
Delaware U.S. Growth Fund

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2013, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,161,980,075
Undistributed ordinary income	1,859,215
Realized gains 11/1/12–4/30/13	33,311,730
Capital loss carryforwards as of 10/31/12	(140,894,982)
Unrealized appreciation	333,665,386
Net assets	$1,389,921,424

The difference between book basis and tax basis components of net assets is primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Oct. 31, 2012 will expire as follows: $140,894,982 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

For the six months ended April 30, 2013, the Fund had capital gains of $33,311,730, which may reduce the capital loss carryforwards.

28

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/13	10/31/12
Shares sold:
Class A	3,608,620	5,786,607
Class B	3,488	782
Class C	1,001,285	1,177,946
Class R	679,152	632,605
Institutional Class	9,988,127	21,318,038

Shares issued upon reinvestment of dividends and distributions:
Institutional Class	69,723	38,269
	15,350,395	28,954,247
Shares redeemed:
Class A	(1,502,797)	(1,394,763)
Class B	(49,355)	(101,851)
Class C	(195,409)	(207,560)
Class R	(343,708)	(86,226)
Institutional Class	(6,081,265)	(6,597,075)
	(8,172,534)	(8,387,475)
Net increase	7,177,861	20,566,772

For the six months ended April 30, 2013 and the year ended Oct. 31, 2012, 21,251 Class B shares were converted to 18,236 Class A shares valued at $334,694 and 53,054 Class B shares were converted to 45,786 Class A shares valued at $773,729, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 13, 2012.

29

Notes to financial statements
Delaware U.S. Growth Fund

7. Line of Credit (continued)

On Nov. 13, 2012, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 12, 2013. The Fund had no amounts outstanding as of April 30, 2013 or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In Oct. 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to

30

recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At April 30, 2013, the value of the securities on loan was $158,573, for which cash collateral was received and invested in accordance with the Lending Agreement. At April 30, 2013, the value of invested collateral was $0. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2013 that would require recognition or disclosure in the Fund’s financial statements.

31

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware U.S. Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

32

Semiannual report Delaware International Bond Fund April 30, 2013 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware International Bond Fund at delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware International Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/country allocation	3
Statement of net assets	5
Statement of operations	18
Statements of changes in net assets	20
Financial highlights	22
Notes to financial statements	27
About the organization	44

Unless otherwise noted, views expressed herein are current as of April 30, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from November 1, 2012 to April 30, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2012 to April 30, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware International Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/12	4/30/13	Expense Ratio	11/1/12 to 4/30/13*
Actual Fund return†
Class A	$1,000.00	$988.00	1.10%	$5.42
Class C	1,000.00	985.60	1.85%	9.11
Class R	1,000.00	986.90	1.35%	6.65
Institutional Class	1,000.00	989.30	0.85%	4.19
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.34	1.10%	$5.51
Class C	1,000.00	1,015.62	1.85%	9.25
Class R	1,000.00	1,018.10	1.35%	6.76
Institutional Class	1,000.00	1,020.58	0.85%	4.26

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type/country allocation
Delaware International Bond Fund	As of April 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/country	Percentage of net assets
Commercial Mortgage-Backed Security	0.06%
Corporate Bonds	53.76%
Australia	1.96%
Bermuda	1.63%
Brazil	4.34%
Canada	3.78%
Cayman Islands	2.27%
Chile	1.08%
Colombia	0.26%
France	2.83%
Ireland	4.08%
Italy	0.86%
Luxembourg	5.05%
Mexico	3.21%
Netherlands	4.94%
Panama	0.46%
Qatar	0.86%
Spain	1.32%
United Kingdom	6.49%
United States	8.10%
Venezuela	0.24%
Regional Bonds	6.02%
Australia	4.89%
Canada	1.13%
Sovereign Bonds	33.09%
Belgium	3.46%
Germany	0.00%
Indonesia	1.11%
Ireland	1.93%
Italy	3.15%
Malaysia	0.61%
Mexico	4.48%
Panama	0.84%
Paraguay	1.11%
Peru	0.81%

3

Security type/country allocation

Security type/country	Percentage of net assets
Sovereign Bonds (continued)
Poland	2.77%
Portugal	1.05%
Russia	0.15%
South Africa	2.39%
Sri Lanka	1.16%
Sweden	0.33%
Turkey	1.11%
United Kingdom	6.25%
Uruguay	0.38%
Supranational Bank	0.18%
U.S. Treasury Obligations	0.97%
Short-Term Investments	2.32%
Total Value of Securities	96.40%
Receivables and Other Assets Net of Liabilities	3.60%
Total Net Assets	100.00%

4

Statement of net assets
Delaware International Bond Fund	April 30, 2013 (Unaudited)

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Security – 0.06%
•#	FREMF Mortgage Trust Series 2012-K21 B 144A
	4.072% 7/25/45	USD	10,000	$10,568
Total Commercial Mortgage-Backed
	Security (cost $10,161)			10,568

ΔCorporate Bonds – 53.76%
Australia – 1.96%
#	APT Pipelines 144A 3.875% 10/11/22		70,000	70,800
	BHP Billiton Finance USA 3.25% 11/21/21		105,000	112,702
#	Woodside Finance 144A 8.75% 3/1/19		60,000	80,397
#	Woolworths 144A 4.55% 4/12/21		85,000	96,823
				360,722
Bermuda – 1.63%
#	Digicel Group 144A 10.50% 4/15/18		200,000	222,500
	Weatherford Bermuda 5.125% 9/15/20		70,000	78,049
				300,549
Brazil – 4.34%
#	Banco Pactual 144A 4.00% 1/16/20		200,000	192,500
#	Brasil Telecom 144A 5.75% 2/10/22		202,000	213,615
	Vale Overseas 6.25% 1/23/17		140,000	162,328
#	Votorantim Cimentos 144A 7.25% 4/5/41		200,000	229,500
				797,943
Canada – 3.78%
	Barrick Gold
	2.90% 5/30/16		115,000	119,880
	3.85% 4/1/22		45,000	45,269
	Canadian Natural Resources
	3.45% 11/15/21		45,000	48,482
	6.25% 3/15/38		25,000	31,171
	Rogers Communications 3.00% 3/15/23		125,000	128,664
	Talisman Energy 5.50% 5/15/42		25,000	27,159
	Teck Resources 4.75% 1/15/22		130,000	140,570
•	TransCanada Pipelines 6.35% 5/15/67		145,000	154,939
				696,134

5

Statement of net assets
Delaware International Bond Fund

		Principal amount°		Value (U.S. $)
ΔCorporate Bonds (continued)
Cayman Islands – 2.27%
	Baidu 3.50% 11/28/22	USD	200,000	$202,211
	Noble Holding International 3.95% 3/15/22		125,000	131,002
	Transocean 6.375% 12/15/21		70,000	83,991
				417,204
Chile – 1.08%
#	Telefonica Chile 144A 3.875% 10/12/22		200,000	198,195
				198,195
Colombia – 0.26%
	Bancolombia 5.125% 9/11/22		16,000	16,424
	Ecopetrol 7.625% 7/23/19		25,000	32,000
				48,424
France – 2.83%
	France Telecom 4.125% 9/14/21		85,000	93,145
#	GDF Suez 144A 1.625% 10/10/17		50,000	50,825
#	Pernod-Ricard 144A 4.45% 1/15/22		150,000	167,636
	Total Capital International 2.875% 2/17/22		125,000	131,140
#	Vivendi 144A 6.625% 4/4/18		65,000	76,904
				519,650
Ireland – 4.08%
#	Ardagh Packaging Finance 144A 7.00% 11/15/20		200,000	212,000
#	Nara Cable Funding 144A 8.875% 12/1/18		100,000	107,500
#	Rosneft Oil 144A 4.199% 3/6/22		200,000	201,500
#	VimpelCom 144A 7.748% 2/2/21		200,000	229,250
				750,250
Italy – 0.86%
#	ENI 144A 4.15% 10/1/20		150,000	158,318
				158,318
Luxembourg – 5.05%
	ArcelorMittal 6.60% 3/1/21		80,000	84,893
#	Cosan Luxembourg 144A 5.00% 3/14/23		200,000	204,200
	Covidien International Finance 2.80% 6/15/15		110,000	114,878
#	Intelsat Luxembourg 144A 7.75% 6/1/21		200,000	211,499
#	Schlumberger Investment 144A 3.30% 9/14/21		110,000	119,547
	Tyco Electronics Group 3.50% 2/3/22		85,000	88,048
#	Wind Acquisition Finance 144A 7.25% 2/15/18		100,000	106,000
				929,065

6

		Principal amount°		Value (U.S. $)
ΔCorporate Bonds (continued)
Mexico – 3.21%
	America Movil 3.75% 6/28/17	EUR	145,000	$209,901
#	Banco Santander Mexico 144A 4.125% 11/9/22	USD	150,000	151,500
#	Petroleos Mexicanos 144A 3.50% 1/30/23		20,000	20,400
#	Tenedora Nemak 144A 5.50% 2/28/23		200,000	208,250
				590,051
Netherlands – 4.94%
#	Carlson Wagonlit 144A 6.875% 6/15/19		200,000	213,000
#	Deutsche Telekom International Finance 144A
	2.25% 3/6/17		150,000	154,166
#	Heineken 144A 3.40% 4/1/22		125,000	131,887
	Koninklijke Philips Electronics 3.75% 3/15/22		115,000	124,871
#	Myriad International Holdings 144A 6.375% 7/28/17		100,000	113,880
•#	Rabobank 144A 11.00% 12/29/49		115,000	155,362
	Syngenta Finance 3.125% 3/28/22		15,000	15,818
				908,984
Panama – 0.46%
	Carnival 1.875% 12/15/17		85,000	85,382
				85,382
Qatar – 0.86%
#	Ras Laffan Liquefied Natural Gas III 144A
	5.832% 9/30/16		145,425	157,423
				157,423
Spain – 1.32%
#	Cemex Espana 144A 9.25% 5/12/20		200,000	221,000
	Telefonica Emisiones 5.462% 2/16/21		20,000	22,094
				243,094
United Kingdom – 6.49%
	Abbey National Treasury Services 4.00% 4/27/16		50,000	53,750
#	Algeco Scotsman Global Finance 144A 8.50% 10/15/18		200,000	217,000
#	BG Energy Capital 144A 4.00% 12/9/20		100,000	112,012
#	CEVA Group 144A 8.375% 12/1/17		125,000	125,313
	Ensco 4.70% 3/15/21		105,000	119,631
	HSBC Holdings 6.25% 3/19/18	EUR	100,000	159,493
#	Ineos Finance 144A 8.375% 2/15/19	USD	100,000	113,125
	Rio Tinto Finance USA 1.625% 8/21/17		100,000	101,468

7

Statement of net assets
Delaware International Bond Fund

		Principal amount°		Value (U.S. $)
ΔCorporate Bonds (continued)
United Kingdom (continued)
	Virgin Media Secured Finance 6.50% 1/15/18	USD	100,000	$107,000
	Vodafone Group 2.95% 2/19/23		85,000	85,720
				1,194,512
United States – 8.10%
	Anheuser-Busch InBev Worldwide 1.375% 7/15/17		65,000	65,938
	Burlington North Santa Fe 5.65% 5/1/17		30,000	35,188
	CenturyLink 6.45% 6/15/21		75,000	83,169
	Comcast 6.30% 11/15/17		75,000	91,890
	Commonwealth Edison 1.95% 9/1/16		45,000	46,676
#	Crown Castle Towers 144A 4.883% 8/15/20		35,000	40,458
	CSX 5.60% 5/1/17		70,000	81,671
	Dow Chemical 8.55% 5/15/19		30,000	40,500
	Enterprise Products Operating 6.30% 9/15/17		45,000	54,153
•	Fifth Third Capital Trust IV 6.50% 4/15/37		55,000	55,378
#	Freeport-McMoRan Copper & Gold 144A
	2.375% 3/15/18		55,000	55,459
	3.10% 3/15/20		10,000	10,078
	3.875% 3/15/23		10,000	10,100
	5.45% 3/15/43		10,000	10,182
	General Electric Capital 5.30% 2/11/21		40,000	46,545
#	HD Supply 144A 7.50% 7/15/20		2,000	2,170
	JPMorgan Chase
	2.92% 9/19/17	CAD	100,000	101,285
	4.25% 11/2/18	NZD	30,000	25,620
	Kinder Morgan Energy Partners 6.00% 2/1/17	USD	20,000	23,294
	Kraft Foods Group 3.50% 6/6/22		20,000	21,365
	Laboratory Corporation of America Holdings
	2.20% 8/23/17		65,000	66,010
	Lowe’s 3.12% 4/15/22		30,000	31,760
#	Lynx I 144A 5.375% 4/15/21		200,000	214,499
	Molson Coors Brewing 2.00% 5/1/17		60,000	61,860
	National Semiconductor 6.60% 6/15/17		55,000	66,763
	Noble Energy 4.15% 12/15/21		20,000	22,397
	SCANA 4.125% 2/1/22		15,000	15,991
	UDR 4.625% 1/10/22		15,000	16,924
	United Technologies 3.10% 6/1/22		15,000	15,991
	Vornado Realty 5.00% 1/15/22		15,000	17,036
•	Wisconsin Energy 6.25% 5/15/67		55,000	60,004
				1,490,354

8

	Principal amount°		Value (U.S. $)
ΔCorporate Bonds (continued)
Venezuela – 0.24%
Petroleos de Venezuela 9.00% 11/17/21	USD	46,000	$43,585
			43,585
Total Corporate Bonds (cost $9,472,112)			9,889,839

ΔRegional Bonds – 6.02%
Australia – 4.89%
New South Wales Treasury 6.00% 3/1/22	AUD	352,000	423,685
Queensland Treasury 6.00% 10/21/15	AUD	135,000	149,902
Treasury of Victoria
5.50% 12/17/24	AUD	180,000	211,358
6.00% 10/17/22	AUD	94,000	113,952
			898,897
Canada – 1.13%
Quebec Province 4.25% 12/1/21	CAD	185,000	208,742
			208,742
Total Regional Bonds (cost $1,089,574)			1,107,639

ΔSovereign Bonds – 33.09%
Belgium – 3.46%
Belgian Government
4.25% 9/28/22	EUR	294,000	469,351
4.25% 3/28/41	EUR	100,000	166,261
			635,612
Germany – 0.00%
Deutschland Republic 2.50% 1/4/21	EUR	20	30
			30
Indonesia – 1.11%
# Indonesia Government International Bond 144A
3.375% 4/15/23	USD	200,000	204,750
			204,750
Ireland – 1.93%
Irish Government
3.90% 3/20/23	EUR	100,000	136,784
4.50% 10/18/18	EUR	150,000	218,026
			354,810

9

Statement of net assets
Delaware International Bond Fund

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
Italy – 3.15%
Italy Buoni Poliennali Del Tesoro 5.50% 11/1/22	EUR	389,000	$579,788
			579,788
Malaysia – 0.61%
Malaysia Government 4.262% 9/15/16	MYR	330,000	112,836
			112,836
Mexico – 4.48%
Mexican Bonos
7.50% 6/3/27	MXN	4,433,000	466,878
7.75% 5/29/31	MXN	2,256,000	245,436
7.75% 11/13/42	MXN	1,000,000	112,242
			824,556
Panama – 0.84%
Panama Government International Bond 6.70% 1/26/36	USD	110,000	153,615
			153,615
Paraguay – 1.11%
# Republic of Paraguay 144A 4.625% 1/25/23		200,000	205,000
			205,000
Peru – 0.81%
Republic of Peru 7.125% 3/30/19		115,000	149,788
			149,788
Poland – 2.77%
Poland Government 5.75% 10/25/21	PLN	1,349,000	509,939
			509,939
Portugal – 1.05%
Portugese Obrigacoes do Tesouro 3.60% 10/15/14	EUR	145,000	193,698
			193,698
Russia – 0.15%
Russia Eurobond 7.50% 3/31/30	USD	21,605	27,222
			27,222
South Africa – 2.39%
Republic of South Africa 10.50% 12/21/26	ZAR	2,958,000	438,929
			438,929
Sri Lanka – 1.16%
# Republic of Sri Lanka 144A 5.875% 7/25/22		200,000	212,500
			212,500

10

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
Sweden – 0.33%
Swedish Government 3.00% 7/12/16	SEK	365,000	$60,053
			60,053
Turkey – 1.11%
Turkey Government 10.50% 1/15/20	TRY	295,000	204,946
			204,946
United Kingdom – 6.25%
United Kingdom Treasury Gilt
1.75% 1/22/17	GBP	65,000	105,809
4.00% 3/7/22	GBP	212,000	397,422
5.00% 3/7/25	GBP	314,200	646,265
			1,149,496
Uruguay – 0.38%
Uruguay Government International Bond
8.00% 11/18/22	USD	48,750	70,249
			70,249
Total Sovereign Bonds (cost $5,814,971)			6,087,817

Supranational Bank – 0.18%
Corp Andina de Fomento 4.375% 6/15/22		30,000	32,855
Total Supranational Bank (cost $32,372)			32,855

U.S. Treasury Obligations – 0.97%
U.S Treasury Notes
0.625% 4/30/18		45,000	44,891
2.00% 2/15/23		130,000	133,819
Total U.S Treasury Obligations (cost $174,771)			178,710

Short-Term Investments – 2.32%
≠ Discount Note – 0.41%
Federal Home Loan Bank 0.085% 5/24/13		75,923	75,923
			75,923

11

Statement of net assets
Delaware International Bond Fund

	Principal amount°		Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 1.64%
Bank of America 0.11%, dated 4/30/13, to
be repurchased on 5/1/13, repurchase price
$76,179 (collateralized by U.S. Government
obligations 4.50% 5/15/38;
market value $77,703)	USD	76,179	$76,179
BNP Paribas 0.14%, dated 4/30/13, to
be repurchased on 5/1/13, repurchase price
$224,822 (collateralized by U.S. Government
obligations 0.25%-0.875% 3/31/15-1/31/17;
market value $229,317)		224,821	224,821
			301,000
≠U.S. Treasury Obligation – 0.27%
U.S Treasury Bill 0.03% 5/30/13		50,516	50,515
			50,515
Total Short-Term Investments (cost $427,434)			427,438

Total Value of Securities – 96.40%
(cost $17,021,395)			17,734,866
«Receivables and Other Assets Net of
Liabilities – 3.60%			662,198
Net Assets Applicable to 2,014,241
Shares Outstanding – 100.00%			$18,397,064

Net Asset Value – Delaware International Bond Fund
Class A ($17,127,731 / 1,875,180 Shares)			$9.13
Net Asset Value – Delaware International Bond Fund
Class C ($1,033,267 / 113,215 Shares)			$9.13
Net Asset Value – Delaware International Bond Fund
Class R ($102,309 / 11,205 Shares)			$9.13
Net Asset Value – Delaware International Bond Fund
Institutional Class ($133,757 / 14,641 Shares)			$9.14

12

Components of Net Assets at April 30, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$17,857,318
Distributions in excess of net investment income	(53,650)
Accumulated net realized loss on investments	(207,279)
Net unrealized appreciation of investments and derivatives	800,675
Total net assets	$18,397,064

°	Principal amount is stated in the currency in which each security is denominated.
•	Variable rate security. The rate shown is the rate as of April 30, 2013. Interest rates reset periodically.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2013, the aggregate value of Rule 144A securities was $6,219,591, which represented 33.81% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
Δ	Securities have been classified by country of origin.
≠	The rate shown is the effective yield at the time of purchase.
«	Includes $11,450 cash collateral for derivatives and foreign currency valued at $205,419 with a cost of $205,113.

Net Asset Value and Offering Price Per Share –
Delaware International Bond Fund
Net asset value Class A (A)	$9.13
Sales charge (4.50% of offering price) (B)	0.43
Offering price	$9.56

(A)	Net asset value per share, as illustrated, is the amount that would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $100,000 or more.

13

Statement of net assets
Delaware International Bond Fund

The following foreign currency exchange contracts were outstanding at April 30, 2013:[1]

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(626,776)	USD	650,111	5/10/13	$853
BAML	BRL	145,762	USD	(72,249)	5/10/13	518
BAML	CAD	(197,388)	USD	194,045	5/10/13	1,827
BAML	EUR	2,584,112	USD	(3,372,842)	5/10/13	30,525
BAML	GBP	58,584	USD	(90,770)	5/10/13	228
BAML	INR	2,945,009	USD	(54,893)	5/10/13	(146)
BAML	JPY	300,336,185	USD	(3,053,691)	5/10/13	27,308
BAML	RUB	6,226,000	USD	(200,000)	5/17/13	(672)
BAML	SEK	696,457	USD	(108,160)	5/10/13	(706)
BAML	ZAR	899,720	USD	(100,000)	5/2/13	236
BAML	ZAR	(3,816,862)	USD	425,424	5/10/13	670
BNP	IDR	3,534,522,075	USD	(363,447)	5/10/13	(143)
CITI	PLN	(667,450)	USD	210,115	5/10/13	(945)
CITI	SEK	323,990	USD	(50,390)	5/10/13	(402)
HSBC	BRL	361,393	USD	(181,723)	5/10/13	(1,309)
HSBC	GBP	(64,161)	USD	98,139	5/10/13	(1,521)
MSC	AUD	(68,214)	USD	70,880	5/10/13	220
MSC	GBP	(65,333)	USD	100,005	5/10/13	(1,476)
MSC	INR	36,683,495	USD	(665,738)	5/10/13	16,196
TD	AUD	175,000	USD	(181,258)	5/10/13	19
TD	BRL	702,625	USD	(351,752)	5/10/13	(989)
TD	CAD	411,088	USD	(402,771)	5/10/13	5,175
TD	EUR	100,000	USD	(130,122)	5/10/13	1,582
TD	GBP	(50,000)	USD	76,410	5/10/13	(1,254)
TD	INR	13,916,256	USD	(254,134)	5/10/13	4,564
TD	JPY	(38,537,400)	USD	390,501	5/10/13	(4,835)
TD	MXN	3,663,300	USD	(300,000)	5/10/13	1,424
TD	NOK	296,837	USD	(51,620)	5/10/13	(165)
						$76,782

14

Futures Contract

				Unrealized
	Notional Cost			Appreciation
Contract to Buy (Sell)	(Proceeds)	Notional Value	Expiration Date	(Depreciation)
1 EUR BUXL 30 yr Bond	$173,547	$182,555	6/11/13	$9,008

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 9 in “Notes to financial statements.”

15

Statement of net assets
Delaware International Bond Fund

Summary of abbreviations:
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BNP — Banque Paribas
BRL — Brazilian Real
CAD — Canadian Dollar
CITI — Citigroup Global Markets
EUR — European Monetary Unit
GBP — British Pound Sterling
HSBC — Hong Kong Shanghai Bank
IDR — Indonesian Rupee
INR — Indian Rupee
JPY — Japanese Yen
MSC — Morgan Stanley Capital
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
TD — Toronto Dominion Bank
TRY — Turkish Lira
USD — United States Dollar
yr — Year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

16

Statement of operations
Delaware International Bond Fund	Six months ended April 30, 2013 (Unaudited)

Investment Income:
Interest	$299,431
Foreign tax withheld	(1,379)
298,052

Expenses:
Management fees	51,480
Registration fees	30,743
Distribution expenses – Class A	21,550
Distribution expenses – Class C	5,981
Distribution expenses – Class R	207
Audit and tax	9,756
Reports and statements to shareholders	7,677
Legal fees	6,471
Dividend disbursing and transfer agent fees and expenses	5,218
Dues and services	4,329
Custodian fees	3,707
Accounting and administration expenses	3,072
Pricing fees	2,742
Trustees’ fees	357
Insurance fees	133
Consulting fees	79
Trustees’ expenses	30
153,532
Less fees waived	(58,560)
Less waived distribution expenses – Class A	(3,592)
Less waived distribution expenses – Class R	(35)
Less expense paid indirectly	(5)
Total operating expenses	91,340
Net Investment Income	206,712

18

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$190,299
Foreign currencies	23,896
Foreign currency exchange contracts	(661,195)
Futures contracts	(70,355)
Swap contracts	(11,563)
Net realized loss	(528,918)
Net change in unrealized appreciation (depreciation) of:
Investments	112,134
Foreign currencies	1,767
Foreign currency exchange contracts	74,657
Futures contracts	9,008
Net change in unrealized appreciation (depreciation)	197,566
Net Realized and Unrealized Loss	(331,352)

Net Decrease in Net Assets Resulting from Operations	$(124,640)

See accompanying notes, which are an integral part of the financial statements.

19

Statements of changes in net assets
Delaware International Bond Fund

	Six Months	Year
	Ended	Ended
	4/30/13	10/31/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$206,712	$309,175
Net realized loss	(528,918)	(69,290)
Net change in unrealized appreciation (depreciation)	197,566	436,946
Net increase (decrease) in net assets resulting
from operations	(124,640)	676,831

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(238,313)	(2,570,576)
Class C	(14,595)	(44,741)
Class R	(1,065)	(399)
Institutional Class	(2,280)	(4,790)
	(256,253)	(2,620,506)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,662,638	2,682,936
Class C	55,131	1,100,808
Class R	79,066	24,520
Institutional Class	70,008	141,369

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	233,568	2,564,714
Class C	12,960	44,432
Class R	1,065	399
Institutional Class	1,830	4,790
	5,116,266	6,563,968

20

	Six Months	Year
	Ended	Ended
	4/30/13	10/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(561,412)	$(528,987)
Class C	(268,065)	(21,111)
Class R	(2,050)	—
Institutional Class	(91,840)	(3,937)
	(923,367)	(554,035)
Increase in net assets derived from capital share transactions	4,192,899	6,009,933
Net Increase in Net Assets	3,812,006	4,066,258

Net Assets:
Beginning of period	14,585,058	10,518,800
End of period (including distributions in excess of
net investment income of $53,650 and
$53,747, respectively)	$18,397,064	$14,585,058

See accompanying notes, which are an integral part of the financial statements.

21

Financial highlights
Delaware International Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Effective July 28, 2011, the Fund received all of the assets and liabilities of the Delaware Pooled® Trust – The International Fixed Income Portfolio (Portfolio). The Class A shares financial highlights for the periods prior to July 28, 2011, reflect the performance of the Institutional Class shares of the Portfolio. Fees paid by the Portfolio were less than Class A share fees, and performance would have been lower if Class A fees were paid. See Note 2 in “Notes to financial statements.”

3 The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

22

Six Months Ended	Year Ended
4/30/13[1]	10/31/12	10/31/11[2]	10/31/10[2]	10/31/09[2]	10/31/08[2]
(Unaudited)
$9.390	$11.690	$12.140	$12.430	$11.570	$11.740

0.121	0.239	0.269	0.279	0.876	0.265
(0.234)	0.190	(0.124)	0.752	1.173	0.189
(0.113)	0.429	0.145	1.031	2.049	0.454

(0.147)	(2.729)	(0.595)	(1.321)	(1.189)	(0.624)
(0.147)	(2.729)	(0.595)	(1.321)	(1.189)	(0.624)

$9.130	$9.390	$11.690	$12.140	$12.430	$11.570

(1.20% )	5.23%	1.52%	9.33%	18.86%	4.04%

$17,128	$13,130	$10,337	$21,358	$19,538	$29,815
1.10%	1.10%	0.72%	0.60%	0.60%	0.60%

1.89%	2.94%	1.28%	0.81%	0.79%	0.72%
2.66%	2.56%	2.33%	2.48%	7.73%	2.22%

1.87%	0.72%	1.77%	2.27%	7.54%	2.10%
45%	132%	151%	31%	98%	26%

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

23

Financial highlights
Delaware International Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months		7/28/11[2]
	Ended	Year Ended	to
	4/30/13[1]	10/31/12	10/31/11
	(Unaudited)
Net asset value, beginning of period	$9.380	$11.690	$12.020

Income (loss) from investment operations:
Net investment income (loss)[3]	0.087	0.170	(0.025)
Net realized and unrealized gain (loss)	(0.223)	0.184	(0.218)
Total from investment operations	(0.136)	0.354	(0.243)

Less dividends and distributions from:
Net investment income	(0.114)	(2.664)	(0.087)
Total dividends and distributions	(0.114)	(2.664)	(0.087)

Net asset value, end of period	$9.130	$9.380	$11.690

Total return[4]	(1.44% )	4.40%	(2.03% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,033	$1,272	$166
Ratio of expenses to average net assets	1.85%	1.82%	1.85%
Ratio of expenses to average net assets
prior to fees waived	2.59%	3.61%	3.84%
Ratio of net investment income (loss) to average
net assets	1.91%	1.84%	(0.81% )
Ratio of net investment income (loss) to average
net assets prior to fees waived	1.17%	0.05%	(2.80% )
Portfolio turnover	45%	132%	151% [5]

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

5 Portfolio Turnover is representative of the Fund for the period Nov. 1, 2010 through Oct. 31, 2011.

See accompanying notes, which are an integral part of the financial statements.

24

Delaware International Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months		7/28/11[2]
	Ended	Year Ended	to
	4/30/13[1]	10/31/12	10/31/11
	(Unaudited)
Net asset value, beginning of period	$9.390	$11.690	$12.020

Income (loss) from investment operations:
Net investment income (loss)[3]	0.109	0.210	(0.013)
Net realized and unrealized gain (loss)	(0.233)	0.198	(0.215)
Total from investment operations	(0.124)	0.408	(0.228)

Less dividends and distributions from:
Net investment income	(0.136)	(2.708)	(0.102)
Total dividends and distributions	(0.136)	(2.708)	(0.102)

Net asset value, end of period	$9.130	$9.390	$11.690

Total return[4]	(1.31% )	5.00%	(1.91% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$102	$26	$—
Ratio of expenses to average net assets	1.35%	1.35%	1.35%
Ratio of expenses to average net assets
prior to fees waived	2.19%	3.24%	3.44%
Ratio of net investment income (loss) to average
net assets	2.41%	2.31%	(0.31% )
Ratio of net investment income (loss) to average
net assets prior to fees waived	1.57%	0.42%	(2.40% )
Portfolio turnover	45%	132%	151% [5]

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflect waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

5 Portfolio Turnover is representative of the Fund for the period Nov. 1, 2010 through Oct. 31, 2011.

See accompanying notes, which are an integral part of the financial statements.

25

Financial highlights
Delaware International Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months		7/28/11[1]
	Ended	Year Ended	to
	4/30/13[1]	10/31/12	10/31/11
	(Unaudited)
Net asset value, beginning of period	$9.390	$11.690	$12.020

Income (loss) from investment operations:
Net investment income[3]	0.133	0.259	0.006
Net realized and unrealized gain (loss)	(0.224)	0.191	(0.218)
Total from investment operations	(0.091)	0.450	(0.212)

Less dividends and distributions from:
Net investment income	(0.159)	(2.750)	(0.118)
Total dividends and distributions	(0.159)	(2.750)	(0.118)

Net asset value, end of period	$9.140	$9.390	$11.690

Total return[4]	(1.07% )	5.46%	(1.77% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$134	$157	$16
Ratio of expenses to average net assets	0.85%	0.85%	0.85%
Ratio of expenses to average net assets
prior to fees waived	1.59%	2.64%	2.84%
Ratio of net investment income to average
net assets	2.91%	2.81%	0.19%
Ratio of net investment income (loss) to average
net assets prior to fees waived	2.17%	1.02%	(1.80% )
Portfolio turnover	45%	132%	151% [5]

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflect a waiver by the manager. Performance would have been lower had the waiver not been in effect.

5 Portfolio Turnover is representative of the Fund for the period Nov. 1, 2010 through Oct. 31, 2011.

See accompanying notes, which are an integral part of the financial statements.

26

Notes to financial statements
Delaware International Bond Fund	April 30, 2013 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as Delaware statutory trust and offers four series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, Delaware International Bond Fund and Delaware U.S. Growth Fund. These financial statements and the related notes pertain to Delaware International Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. The investment objective of the Fund is to seek total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuation provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swaps prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its

27

Notes to financial statements
Delaware International Bond Fund

1. Significant Accounting Policies (continued)

securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2009–Oct. 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2013.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statement of operations under the caption net realized gain (loss) on foreign currencies. The Fund reports

28

certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income monthly and net realized gain on investments, if any, annually and may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended April 30, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended April 30, 2013, the Fund earned $5 under the agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

29

Notes to financial statements
Delaware International Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DMC has contractually agreed to waive all or a portion, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively nonroutine expenses)) do not exceed 0.85% of average daily net assets of the Fund through February 28, 2014. This expense waiver and reimbursement may only be terminated by agreement of the Fund’s Board and DMC, and apply only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended April 30, 2013, the Fund was charged $ 384 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees through Feb. 28, 2014 to no more than 0.25% and 0.50% of their respective average daily net assets. This waiver and reimbursement may only be terminated by agreement of the Fund’s Board and DMC.

At April 30, 2013, the Fund had receivables due from or liabilities payable to affiliates as follows:

Receivable from DMC under expense limitation agreement	$313
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	(400)
Distribution fees payable to DDLP	(4,337)
Other expenses payable to DMC and affiliates*	(338)

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

30

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2013, the Fund was charged $256 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2013, DDLP earned $1,044 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2013, DDLP received gross CDSC commissions of $1,801 on redemptions of the Fund’s Class C shares and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2013, the Fund made purchases of $9,690,861 and sales of $ 6,222,574 of investment securities other than U.S. government securities and short-term investments. For the six months ended April 30, 2013, the Fund made purchases of $ 378,642 and sales of $ 231,567 of long-term U.S. government securities.

At April 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2013, the cost of investments was $17,108,581. At April 30, 2013, net unrealized appreciation was $626,285, of which $714,741 related to unrealized appreciation and $88,456 related to unrealized depreciation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or

31

Notes to financial statements
Delaware International Bond Fund

3. Investments (continued)

liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2013:

	Level 1	Level 2	Total
Commercial Mortgage-Backed Security	$—	$10,568	$10,568
Corporate Bonds	—	9,889,839	9,889,839
Foreign Debt	—	7,228,311	7,228,311
Short-Term Investments	—	427,438	427,438
U.S. Treasury Obligations	—	178,710	178,710
Total	$—	$17,734,866	$17,734,866

Foreign Currency Exchange Contracts	$—	$76,782	$76,782
Futures Contract	$9,008	$—	$9,008

32

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

During the six months ended April 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2013 and the year ended Oct. 31, 2012 was as follows:

	Six Months	Year
	Ended	Ended
	4/30/13*	10/31/12
Ordinary income	$256,253	$2,593,450
Return of capital	—	27,056
Total	$256,253	$2,620,506

*Tax information for the six months ended April 30, 2013 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2013, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$17,857,318
Realized gains 11/1/12 – 4/30/13	79,304
Capital loss carryforwards as of 10/31/12	(199,397)
Other temporary differences	(52,236)
Unrealized appreciation	712,075
Net assets	$18,397,064

33

Notes to financial statements
Delaware International Bond Fund

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of foreign currency exchange contracts, tax deferral of losses on straddles, tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, dividends and distributions, market discount and premium on certain debt instruments, and net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2013, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Distributions in excess of net investment income	$49,638
Accumulated net realized gain (loss)	586,948
Paid-in capital	(636,586)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Oct. 31, 2012 will expire as follows: $154,783 expires in 2014, $21,289 expires in 2016 and $23,325 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

For the six months ended April 30, 2013, the Fund had capital gains of $79,304, which may reduce the capital loss carryforwards.

34

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/13	10/31/12
Shares Sold:
Class A	512,778	286,660
Class C	5,997	118,699
Class R	8,561	2,700
Institutional Class	7,652	15,286

Shares issued upon reinvestment of dividends and distributions:
Class A	25,592	285,008
Class C	1,419	4,937
Class R	118	44
Institutional Class	200	531
	562,317	713,865

Shares redeemed:
Class A	(61,741)	(57,366)
Class C	(29,770)	(2,275)
Class R	(221)	—
Institutional Class	(9,937)	(428)
	(101,669)	(60,069)
Net increase	460,648	653,796

7. Fund Reorganization

Following the close of business on July 28, 2011, pursuant to a Plan of Reorganization (Reorganization), the Fund received all of the assets and liabilities of The International Fixed Income Portfolio, a series of the Delaware Pooled® Trust (Portfolio). The shareholders of the Portfolio received Class A shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the Portfolio immediately prior to the Reorganization, shown as in the following table:

	Shares Prior to	Shares After
	Reorganization	Reorganization	Value
Class A	—	866,702	$10,430,781
Institutional Class	866,702	—	10,430,781

35

Notes to financial statements
Delaware International Bond Fund

7. Fund Reorganization (continued)

The Reorganization was treated as a tax-free reorganization for federal income purposes and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the Portfolio as of the date of the Reorganization. For financial reporting purposes, the Portfolio’s operating history prior to the Reorganization is reflected in the Fund’s financial statements and financial highlights. The net assets, net unrealized appreciation and accumulated net realized gain of the Portfolio as of the close of business on July 28, 2011, were as follows:

Net assets	$10,480,781
Accumulated net realized gain	1,890,587
Net unrealized appreciation	942,547

8. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 12, 2013. The Fund had no amounts outstanding as of April 30, 2013 or at any time during the period then ended.

9. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund enters into foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

36

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. The Fund received $10,000 in securities collateral for foreign currency exchange contracts.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted $11,450 as cash collateral for futures contracts.

Options Contracts — During the six months ended April 30, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of

37

Notes to financial statements
Delaware International Bond Fund

9. Derivatives (continued)

the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at April 30, 2013.

Swap Contracts — The Fund enters into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s or is determined to be of equivalent quality by the manager.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended April 30, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

38

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts. No swap contracts were outstanding at April 30, 2013.

Fair values of derivative instruments as of April 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets Location	Fair Value	Net Assets Location	Fair Value

Forward currency exchange contracts (Foreign currency
exchange contracts)	Receivables and other assets net of liabilities	$91,345	Receivables and other assets net of liabilities	$(14,563)
Interest rate contracts
(Futures contracts)	Receivables and other assets net of liabilities	9,008	Receivables and other assets net of liabilities	—
Total		$100,353		$(14,563)

39

Notes to financial statements
Delaware International Bond Fund

9. Derivatives (continued)

The effect of derivative instruments on the statement of operations for the six months ended April 30, 2013 was as follows:

			Change in
			Unrealized
		Realized Gain	Appreciation
		(Loss) on	(Depreciation)
		Derivatives	on Derivatives
	Location of Gain (Loss) on	Recognized in	Recognized in
	Derivatives Recognized in Income	Income	Income
Forward currency exchange contracts (Foreign currency
exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(661,195)	$74,657
Interest rate contracts
(Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(70,355)	9,008
Credit contracts
(Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(11,563)	—
Total		$(743,113)	$83,665

40

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended April 30, 2013.

	Long		Short
	Derivative		Derivative
	Volume		Volume
Forward foreign currency contracts (average cost)	USD	8,205,133	USD	1,594,351
Futures contracts (average notional value)		392,316		476,142
Options contracts (average notional value)		1		—
Swap contracts (average notional value)*	EUR	8,049		—
	USD	24,390		—

*Long represents buying protection and short represents selling protection.

10. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of

41

Notes to financial statements
Delaware International Bond Fund

10. Securities Lending (continued)

investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the six months ended April 30, 2013, the Fund had no securities out on loan.

11. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

42

The Fund invests in certain obligations held by the Fund that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2013, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

13. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

14. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2013 that would require recognition or disclosure in the Fund’s financial statements.

43

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
	New York, NY	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware International Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

44

Semiannual report Delaware Global Real Estate Opportunities Fund April 30, 2013 Alternative / specialty mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Global Real Estate Opportunities Fund at delawareinvestments.com.

Manage your investments online
  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Global Real Estate Opportunities Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/country and sector allocations	3
Statement of net assets	5
Statement of operations	12
Statements of changes in net assets	14
Financial highlights	16
Notes to financial statements	22
About the organization	37

Unless otherwise noted, views expressed herein are current as of April 30, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from November 1, 2012 to April 30, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2012 to April 30, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Global Real Estate Opportunities Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/12	4/30/13	Expense Ratio	11/1/12 to 4/30/13*
Actual Fund return†
Class A	$1,000.00	$1,199.30	1.40%	$7.63
Class C	1,000.00	1,194.90	2.15%	11.70
Class R	1,000.00	1,198.10	1.65%	8.99
Institutional Class	1,000.00	1,202.80	1.15%	6.28
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.85	1.40%	$7.00
Class C	1,000.00	1,014.13	2.15%	10.74
Class R	1,000.00	1,016.61	1.65%	8.25
Institutional Class	1,000.00	1,019.09	1.15%	5.76

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type/country and sector allocations
Delaware Global Real Estate Opportunities Fund	As of April 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Security type/country	Percentage of net assets
Common Stock	100.41%
Australia	10.89%
Belgium	0.56%
Canada	2.45%
China/Hong Kong	10.18%
France	2.11%
Germany	1.08%
Japan	10.19%
Mexico	2.14%
Singapore	3.35%
Sweden	1.01%
United Kingdom	5.77%
United States	50.68%
Short-Term Investments	0.27%
Securities Lending Collateral	1.34%
Total Value of Securities	102.02%
Obligation to Return Securities Lending Collateral	(1.77%)
Other Liabilities Net of Receivables and Other Assets	(0.25%)
Total Net Assets	100.00%

3

Security type/country and sector allocations

Common stock by sector	Percentage of net assets
Diversified REITs	15.54%
Healthcare REITs	5.15%
Hotel REITs	4.84%
Industrial REITs	5.45%
Mall REITs	9.73%
Manufactured Housing REIT	0.85%
Multifamily REITs	9.25%
Office REITs	14.92%
Office/Industrial REITs	4.20%
Real Estate Management Services	1.63%
Real Estate Operating Companies/Developer	11.18%
Retail REITs	8.78%
Self-Storage REIT	1.91%
Shopping Center REITs	2.95%
Single Tenant REIT	0.80%
Specialty REITs	3.23%
Total	100.41%

4

Statement of net assets
Delaware Global Real Estate Opportunities Fund	April 30, 2013 (Unaudited)

	Number of shares	Value (U.S. $)
ΔCommon Stock – 100.41%
Australia – 10.89%
Dexus Property Group	702,910	$841,656
Federation Centres	174,114	469,310
Goodman Group	217,402	1,174,234
@=† GPT Group-In Specie	1,377,200	0
Investa Office Fund	158,674	539,551
Mirvac Group	541,361	993,375
Westfield Group	209,429	2,529,391
Westfield Retail Trust	208,043	711,738
		7,259,255
Belgium – 0.56%
* Cofinimmo	3,109	374,433
		374,433
Canada – 2.45%
Boardwalk Real Estate Investment Trust	12,850	840,170
Canadian Real Estate Investment Trust	16,706	790,486
		1,630,656
China/Hong Kong – 10.18%
China Overseas Land & Investment	116,000	354,272
Hongkong Land Holdings	157,000	1,139,820
Hysan Development	197,149	976,834
Link REIT	260,000	1,472,523
* Sun Hung Kai Properties	165,053	2,386,416
Wharf Holdings	51,685	461,226
		6,791,091
France – 2.11%
Klepierre	22,350	947,769
Unibail-Rodamco	1,761	460,351
		1,408,120
Germany – 1.08%
Alstria Office REIT	59,335	718,899
		718,899
Japan – 10.19%
† GLP J-REIT	637	656,048
Japan Real Estate Investment	49	656,450
Kenedix Realty Investment	99	464,610

5

Statement of net assets
Delaware Global Real Estate Opportunities Fund

	Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
Japan (continued)
Mitsubishi Estate	83,642	$2,715,565
Mitsui Fudosan	50,446	1,712,840
Nippon Building Fund	41	589,650
		6,795,163
Mexico – 2.14%
Concentradora Fibra Hotelera Mexicana	386,665	788,112
Fibra Uno Administracion	167,190	642,440
		1,430,552
Singapore – 3.35%
* CapitaCommerical Trust	150,245	208,597
Global Logistic Properties	230,000	515,406
Keppel Land	87,000	286,786
Mapletree Logistics Trust	531,094	564,879
Suntec REIT	416,000	656,940
		2,232,608
Sweden – 1.01%
Hufvudstaden Class A	51,495	673,096
		673,096
United Kingdom – 5.77%
British Land	121,561	1,122,611
Derwent London	37,573	1,347,668
Great Portland Estates	77,458	640,120
Shaftesbury	77,831	734,484
		3,844,883
United States – 50.68%
† Altisource Residential	57,100	1,084,900
American Tower	11,696	982,347
Apartment Investment & Management	29,646	922,287
AvalonBay Communities	5,990	796,910
Boston Properties	12,595	1,378,271
BRE Properties	9,895	499,500
Camden Property Trust	14,642	1,059,202
CBL & Associates Properties	26,032	628,412
Colonial Properties Trust	22,734	527,656
Corporate Office Properties Trust	23,804	690,078
DCT Industrial Trust	48,195	377,367

6

		Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
United States (continued)
*	DuPont Fabros Technology	11,860	$298,160
	Equity Lifestyle Properties	6,986	567,613
	Equity Residential	26,150	1,518,269
	First Industrial Realty Trust	39,642	711,177
	First Potomac Realty Trust	15,347	245,552
	General Growth Properties	56,199	1,276,841
	HCP	19,418	1,034,979
	Healthcare Realty Trust	23,654	710,093
	Healthcare Trust of America Class A	30,216	377,096
	Host Hotels & Resorts	48,543	886,881
	Kilroy Realty	5,534	313,169
	Kimco Realty	32,984	784,360
	Kite Realty Group Trust	20,904	137,966
	Lexington Realty Trust	41,801	535,471
	Liberty Property Trust	16,472	708,131
	Macerich	6,020	421,701
*	National Retail Properties	13,509	536,037
	ProLogis	26,864	1,126,945
	Public Storage	7,726	1,274,790
	Ramco-Gershenson Properties Trust	32,362	565,364
	RLJ Lodging Trust	8,960	206,438
	Simon Property Group	23,349	4,157,756
	SL Green Realty	11,192	1,015,114
†	Strategic Hotel & Resorts	66,838	539,383
	Summit Hotel Properties	45,723	456,773
†	Sunstone Hotel Investors	28,239	350,446
	Tanger Factory Outlet Centers	12,914	479,368
	Ventas	16,508	1,314,532
	Vornado Realty Trust	21,628	1,893,748
	Washington REIT	13,953	398,498
			33,789,581
Total Common Stock (cost $56,920,960)			66,948,337

7

Statement of net assets
Delaware Global Real Estate Opportunities Fund

	Principal amount
	(U.S. $)	Value (U.S. $)
Short-Term Investments – 0.27%
≠Discount Note – 0.04%
Federal Home Loan Bank 0.085% 5/24/13	$27,432	$27,432
		27,432
U.S. Treasury Obligation – 0.23%
U.S. Treasury Bill 0.065% 5/9/13	149,758	149,757
		149,757
Total Short-Term Investments (cost $177,186)		177,189

Total Value of Securities Before Securities
Lending Collateral – 100.68% (cost $57,098,146)		67,125,526

	Number of shares
**Securities Lending Collateral – 1.34%
Investment Companies
Delaware Investments Collateral Fund No.1	892,529	892,529
@†Mellon GSL Reinvestment Trust II	284,009	0
Total Securities Lending Collateral
(cost $1,176,538)		892,529

©Total Value of Securities – 102.02%
(cost $58,274,684)		68,018,055
**Obligation to Return Securities
Lending Collateral – (1.77%)		(1,176,538)
«Other Liabilities Net of Receivables and
Other Assets – (0.25%)		(168,249)
Net Assets Applicable to 9,419,959 Shares
Outstanding – 100.00%		$66,673,268

Net Asset Value – Delaware Global Real Estate Opportunities Fund
Class A ($2,510,204 / 354,460 Shares)		$7.08
Net Asset Value – Delaware Global Real Estate Opportunities Fund
Class C ($151,924 / 21,486 Shares)		$7.07
Net Asset Value – Delaware Global Real Estate Opportunities Fund
Class R ($7,909 / 1,118 Shares)		$7.07
Net Asset Value – Delaware Global Real Estate Opportunities Fund
Institutional Class ($64,003,231 / 9,042,895 Shares)		$7.08

8

Components of Net Assets at April 30, 2013:
Shares of beneficial interest
(unlimited authorization – no par)	$156,537,932
Distributions in excess of net investment income	(698,422)
Accumulated net realized loss on investments	(98,908,286)
Net unrealized appreciation of investments and derivatives	9,742,044
Total net assets	$66,673,268

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 4 in “Security type/country and sector allocations.”
@	Illiquid security. At April 30, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 11 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $1,140,573 of securities loaned.
«	Includes foreign currency valued at $8,745 with a cost of $8,711.

Net Asset Value and Offering Price Per Share –
Delaware Global Real Estate Opportunities Fund
Net asset value Class A (A)	$7.08
Sales charge (5.75% of offering price) (B)	0.43
Offering price	$7.51

(A)	Net asset value per share, as illustrated, is the amount that would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

9

Statement of net assets
Delaware Global Real Estate Opportunities Fund

The following foreign currency exchange contract was outstanding at April 30, 2013:[1]

Foreign Currency Exchange Contract

					Unrealized
	Contract to				Appreciation
Counterparty	Receive (Deliver)		In Exchange For	Settlement Date	(Depreciation)
MNB	JPY	(12,747,240)	USD 129,047	5/2/13	$(1,716)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 10 in “Notes to financial statements.”

Summary of abbreviations:
JPY — Japanese Yen
MNB — Mellon National Bank
REIT — Real Estate Investment Trust
USD — United States Dollar

See accompanying notes, which are an integral part of the financial statements.

10

Statement of operations
Delaware Global Real Estate Opportunities Fund	Six Months Ended April 30, 2013 (Unaudited)

Investment Income:
Dividends	$1,212,796
Securities lending income	6,208
Interest	391
Foreign tax withheld	(61,293)	$1,158,102

Expenses:
Management fees	364,155
Registration fees	56,476
Dividend disbursing and transfer agent fees and expenses	17,644
Reports and statements to shareholders	15,100
Accounting and administration expenses	14,270
Custodian fees	11,067
Dues and services	5,455
Legal fees	3,991
Audit and tax	2,327
Distribution expenses – Class A	1,969
Distribution expenses – Class C	335
Distribution expenses – Class R	21
Pricing fees	1,753
Trustees’ fees	1,741
Insurance fees	652
Consulting fees	363
Trustees’ expenses	137	497,456
Less fees waived		(71,724)
Less waived distribution expenses – Class R		(4)
Less expense paid indirectly		(3)
Total operating expenses		425,725
Net Investment Income		732,377

12

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$8,295,425
Foreign currencies	(32,671)
Foreign currency exchange contracts	(45,709)
Net realized gain	8,217,045
Net change in unrealized appreciation (depreciation) of:
Investments	4,516,578
Foreign currencies	1,361
Foreign currency exchange contracts	(1,716)
Net change in unrealized appreciation (depreciation)	4,516,223
Net Realized and Unrealized Gain	12,733,268

Net Increase in Net Assets Resulting from Operations	$13,465,645

See accompanying notes, which are an integral part of the financial statements.

13

Statements of changes in net assets
Delaware Global Real Estate Opportunities Fund

	Six Months	Year
	Ended	Ended
	4/30/13	10/31/12
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$732,377	$941,824
Net realized gain	8,217,045	3,935,886
Net change in unrealized appreciation (depreciation)	4,516,223	4,060,411
Net increase in net assets resulting from operations	13,465,645	8,938,121

Dividends and Distributions to shareholders from:
Net investment income:
Class A	(33,021)	(306)
Class C	(678)	—
Class R	(177)	—
Institutional Class	(2,133,952)	(2,051,090)
	(2,167,828)	(2,051,396)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,959,773	39,337
Class C	113,498	6
Class R	—	6
Institutional Class	2,711,556	40,552,760

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	27,611	306
Class C	678	—
Class R	176	—
Institutional Class	1,958,656	1,861,763

Net asset from reorganization:*
Class A	—	—
Institutional Class	—	—

Net assets from merger:**
Class A	—	243,416
Class C	—	25,156
Class R	—	7,010
Institutional Class	—	1,170,087
	6,771,948	43,899,847

14

	Six Months	Year
	Ended	Ended
	4/30/13	10/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(86,725)	$—
Class C	(2,655)	—
Class R	—	(528)
Institutional Class	(28,062,123)	(23,398,216)
	(28,151,503)	(23,398,744)
Increase (decrease) in net assets derived from capital
share transactions	(21,379,555)	20,501,103
Net Increase (Decrease) in Net Assets	(10,081,738)	27,387,828

Net Assets:
Beginning of period	76,755,006	49,367,178
End of period (including distributions in excess of
net investment income of $698,422 and
$815,409, respectively)	$66,673,268	$76,755,006

*	See Note 7 in “Notes to financial statements.”
**	See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

15

Financial highlights
Delaware Global Real Estate Opportunities Fund Class A1

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] The Fund is the successor to The Global Real Estate Securities Portfolio, formerly a series of the Delaware Pooled® Trust, pursuant to the reorganization (Reorganization) of The Global Real Estate Securities Portfolio which occurred after the close of business on Sept. 28, 2012. Prior to the Reorganization, the Fund had no investment operations. The information shown is historical information for The Global Real Estate Securities Portfolio.
[2] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3] The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

16

Six Months Ended	Year Ended
4/30/13[2]	10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
(Unaudited)
$6.060	$5.370	$5.780	$5.040	$4.420	$9.000

0.056	0.103	0.148	0.129	0.129	0.137
1.124	0.799	(0.069)	0.973	0.491	(4.402)
1.180	0.902	0.079	1.102	0.620	(4.265)

(0.160)	(0.212)	(0.489)	(0.362)	—	(0.315)
(0.160)	(0.212)	(0.489)	(0.362)	—	(0.315)

$7.080	$6.060	$5.370	$5.780	$5.040	$4.420

19.93%	17.79%	1.68%	23.26%	14.03%	(48.88% )

$2,510	$297	$8	$8	$6	$6
1.40%	1.38%	1.39%	1.50%	1.32%	1.34%

1.60%	1.52%	1.49%	1.50%	1.46%	1.37%
1.75%	1.65%	2.69%	2.52%	3.20%	1.96%

1.55%	1.51%	2.59%	2.52%	3.06%	1.92%
56%	128%	155%	185%	124%	96%

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

17

Financial highlights
Delaware Global Real Estate Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	10/1/12[1]
	4/30/13[2]	to
	(Unaudited)	10/31/12
Net asset value, beginning of period	$6.060	$5.960

Income (loss) from investment operations:
Net investment income (loss)[3]	0.033	(0.005)
Net realized and unrealized gain	1.122	0.105
Total from investment operations	1.155	0.100

Less dividends and distributions from:
Net investment income	(0.145)	—
Total dividends and distributions	(0.145)	—

Net asset value, end of period	$7.070	$6.060

Total return[4]	19.49%	1.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$152	$25
Ratio of expenses to average net assets	2.15%	2.15%
Ratio of expenses to average net assets
prior to fees waived	2.35%	2.52%
Ratio of net investment income (loss) to average net assets	1.00%	(0.93% )
Ratio of net investment income (loss) to average net assets
prior to fees waived	0.80%	(1.30% )
Portfolio turnover	56%	128% [5]

1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2 Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

5 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

18

Delaware Global Real Estate Opportunities Fund R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	10/1/12[1]
	4/30/13[2]	to
	(Unaudited)	10/31/12
Net asset value, beginning of period	$6.060	$5.960

Income (loss) from investment operations:
Net investment income (loss)[3]	0.048	(0.002)
Net realized and unrealized gain	1.124	0.102
Total from investment operations	1.172	0.100

Less dividends and distributions from:
Net investment income	(0.162)	—
Total dividends and distributions	(0.162)	—

Net asset value, end of period	$7.070	$6.060

Total return[4]	19.81%	1.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8	$7
Ratio of expenses to average net assets	1.65%	1.65%
Ratio of expenses to average net assets
prior to fees waived	1.95%	2.12%
Ratio of net investment income (loss) to average net assets	1.50%	(0.43% )
Ratio of net investment income (loss) to average net assets
prior to fees waived	1.20%	(0.90% )
Portfolio turnover	56%	128% [5]

1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2 Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

5 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

19

Financial highlights
Delaware Global Real Estate Opportunities Fund Institutional Class1

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 The Fund is the successor to The Global Real Estate Securities Portfolio, formerly a series of the Delaware Pooled® Trust, pursuant to the reorganization (Reorganization) of The Global Real Estate Securities Portfolio which occurred after the close of business on Sept. 28, 2012. Prior to the Reorganization, the Fund had no investment operations. The information shown is historical information for The Global Real Estate Securities Portfolio.

2 Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

20

Six Months Ended	Year Ended
4/30/13[2]	10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
(Unaudited)
$6.060	$5.390	$5.790	$5.050	$4.430	$9.020

0.063	0.105	0.163	0.142	0.139	0.155
1.135	0.791	(0.061)	0.971	0.490	(4.409)
1.198	0.896	0.102	1.113	0.629	(4.254)

(0.178)	(0.226)	(0.502)	(0.373)	(0.009)	(0.336)
(0.178)	(0.226)	(0.502)	(0.373)	(0.009)	(0.336)

$7.080	$6.060	$5.390	$5.790	$5.050	$4.430

20.28%	17.68%	2.10%	23.49%	13.75%	(48.74% )

$64,003	$76,426	$49,359	$60,307	$54,761	$87,945
1.15%	1.13%	1.14%	1.25%	1.07%	1.09%

1.35%	1.27%	1.24%	1.25%	1.21%	1.12%
2.00%	1.90%	2.94%	2.77%	3.45%	2.21%

1.80%	1.76%	2.84%	2.77%	3.31%	2.17%
56%	128%	155%	185%	124%	96%

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

21

Notes to financial statements
Delaware Global Real Estate Opportunities Fund	April 30, 2013 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, Delaware International Bond Fund and Delaware U.S. Growth Fund. These financial statements and related notes pertain to Delaware Global Real Estate Opportunities Fund. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return through a combination of current income and capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions

22

or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2009–Oct. 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At April 30, 2013, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

23

Notes to financial statements
Delaware Global Real Estate Opportunities Fund

1. Significant Accounting Policies (continued)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended April 30, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended April 30, 2013, the Fund earned $3 under the agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.99% on the first $100 million of average daily net assets of the Fund, 0.90% on the next $150 million, and 0.80% on average daily net assets in excess of $250 million.

24

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively nonroutine expenses)) do not exceed 1.15% of the Fund’s average daily net assets through Feb. 28, 2014. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement apply only to expenses paid directly by the Fund and may only be terminated by agreement of the Fund’s Board and DMC.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended April 30, 2013, the Fund was charged $1,785 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit distribution and service fees through Feb. 28, 2014 for Class R shares to 0.50% of average daily net assets. This waiver and reimbursement may only be terminated by agreement of the Fund’s Board and DMC.

At April 30, 2013, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$44,074
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	1,569
Distribution fees payable to DDLP	584
Other expenses payable to DMC and affiliates*	649

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

25

Notes to financial statements
Delaware Global Real Estate Opportunities Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2013, the Fund was charged $ 1,180 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2013, DDLP earned $752 for commissions on sales of the Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2013, the Fund made purchases of $41,276,407 and sales of $ 63,956,519 of investment securities other than short-term investments.

At April 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2013, the cost of investments was $ 59,858,083. At April 30, 2013, net unrealized appreciation was $ 8,159,972, of which $10,792,918 related to unrealized appreciation of investments and $ 2,632,946 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

26

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$66,948,337	$—	$—	$66,948,337
Short-Term Investments	—	177,189	—	177,189
Securities Lending Collateral	—	892,529	—	892,529
Total	$66,948,337	$1,069,718	$—	$68,018,055

Foreign Currency Exchange Contract	$—	$(1,716)	$—	$(1,716)

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

27

Notes to financial statements
Delaware Global Real Estate Opportunities Fund

3. Investments (continued)

During the six months ended April 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2013 and the year ended Oct. 31, 2012 was as follows:

	Six Months	Year
	Ended	Ended
	4/30/13*	10/31/12
Ordinary income	$2,167,828	$2,051,396

*Tax information for the six months ended April 30, 2013 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2013, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$156,537,932
Undistributed ordinary income	160,403
Realized gains 11/1/12–4/30/13	7,304,283
Capital loss carryforwards as of 10/31/12*	(105,487,995)
Unrealized appreciation	8,158,645
Net assets	$66,673,268

*The amount of this loss which can be utilized in subsequent years may be subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Delaware Global Real Estate Securities Portfolio on Sept. 28, 2012.

28

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of passive foreign investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2013, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Distributions in excess of net investment income	$(78,380)
Accumulated net realized loss	78,380

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Oct. 31, 2012 will expire as follows: $174,637 expires in 2016, $51,128,017 expires in 2017, $50,784,384 expires in 2018 and $3,400,957 expires in 2019.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

For the six months ended April 30, 2013, the Fund had capital gains of $ 7,304,283, which may reduce the capital loss carryforwards.

29

Notes to financial statements
Delaware Global Real Estate Opportunities Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/13	10/31/12
Shares sold:
Class A	314,681	6,568
Class C	17,548	1
Class R	—	1
Institutional Class	422,725	7,017,753

Shares issued upon reinvestment of dividends and distributions:
Class A	4,556	63
Class C	113	—
Class R	29	—
Institutional Class	326,205	384,662

Shares from reorganization:*
Class A	—	—
Institutional Class	—	—

Shares from merger:**
Class A	—	40,910
Class C	—	4,223
Class R	—	1,177
Institutional Class	—	196,323
	1,085,857	7,651,681
Shares redeemed:
Class A	(13,762)	—
Class C	(399)	—
Class R	—	(89)
Institutional Class	(4,309,329)	(4,154,049)
	(4,323,490)	(4,154,138)
Net increase (decrease)	(3,237,633)	3,497,543

*	See Note 7.
**	See Note 8.

30

7. Fund Reorganization

Following the close of business on Sept. 28, 2012, pursuant to a Plan of Reorganization (Reorganization), the Fund received all of the assets and liabilities of The Global Real Estate Securities Portfolio, a series of the Delaware Pooled® Trust (Portfolio). The Class P and Original Class shareholders of the Portfolio received Class A shares and Institutional Class Shares of the Fund, respectively, with an aggregate net asset value equal to the aggregate net asset value of their shares in the Portfolio immediately prior to the Reorganization, shown as in the following table:

	Shares Prior to	Shares After
	Reorganization	Reorganization	Value
Class P	1,507	—	$8,962
Class A	—	1,507	8,962
Original Class	12,857,133	—	76,624,023
Institutional Class	—	12,857,133	76,624,023

The Reorganization was treated as a tax-free reorganization for federal income purposes and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the Portfolio as of the date of the Reorganization. For financial reporting purposes, the Portfolio’s operating history prior to the Reorganization is reflected in the Fund’s financial statements and financial highlights. The net assets, net unrealized appreciation and accumulated net realized loss of the Portfolio as of the close of business on Sept. 28, 2012, were as follows:

Net assets	$76,632,985
Accumulated net realized gain	2,513,828
Net unrealized appreciation	5,067,741

8. Fund Merger

Immediately following the Reorganization, on Sept. 28, 2012, the Fund acquired all of the assets of the Delaware Global Real Estate Securities Fund (Acquired Fund), an open-end investment company, in exchange for the shares of the Portfolio (Acquiring Fund) pursuant to a Plan and Agreement of Reorganization (Reorganization). The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their share in the Acquired Fund prior to the Reorganization, shown as in the following table:

	Acquiring Fund	Acquired Fund
	Shares	Shares	Value
Class A	1,507	40,910	$243,416
Class C	—	4,223	25,156
Class R	—	1,177	7,010
Institutional Class	12,857,133	196,323	1,170,087

31

Notes to financial statements
Delaware Global Real Estate Opportunities Fund

8. Fund Merger (continued)

The Reorganization was treated as a non-taxable event and, accordingly, the Acquired Fund’s basis in securities acquired reflected historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized loss of the Acquired Fund as of the close of business on Sept. 28, 2012 were as follows:

Net assets	$1,445,669
Accumulated net realized loss	(1,045,838)
Net unrealized appreciation	122,701

The net assets of the Acquiring Fund before the acquisition were $76,632,985. The net assets of the Acquiring Fund immediately following the acquisition were $78,078,653.

Assuming that the acquisition had been completed on Nov. 1, 2011, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended Oct. 31, 2012 were as follows:

Net investment income	$973,704
Net realized gain on investments	4,012,939
Change in unrealized appreciation	4,206,645
Net increase in net assets resulting from operations	9,193,288

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s statement of operations since Oct. 1, 2012.

9. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 12, 2013. The Fund had no amounts outstanding as of April 30, 2013 or at any time during the period then ended.

32

10. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and forward foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

See the statement of operations on pages 12 and 13 for the realized and unrealized gain or loss on derivatives.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended April 30, 2013.

Long Derivative Volume
Foreign currency exchange contracts (average cost)	$396,593
Short Derivative Volume
Foreign currency exchange contracts (average cost)	244,104

33

Notes to financial statements
Delaware Global Real Estate Opportunities Fund

11. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In Oct. 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

34

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At April 30, 2013, the value of securities on loan was $1,140,573, for which cash collateral was received and invested in accordance with the Lending Agreement. At April 30, 2013, the value of invested collateral was $892,529. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

12. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid

35

Notes to financial statements
Delaware Global Real Estate Opportunities Fund

12. Credit and Market Risk (continued)

securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

13. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

14. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2013 that would require recognition or disclosure in the Fund’s financial statements.

36

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Global Real Estate Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

37

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® ADVISER FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 2, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 2, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 2, 2013